Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Bond Debenture Portfolio
Developing Growth Portfolio
Dividend Growth Portfolio
Fundamental Equity Portfolio
Growth and Income Portfolio
Growth Opportunities Portfolio
Mid Cap Stock Portfolio
Short Duration Income Portfolio
Total Return Portfolio

For the period ended September 30, 2023

Schedule of Investments (unaudited)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 108.90%

ASSET-BACKED SECURITIES 4.39%

Automobiles 1.74%
CarMax Auto Owner Trust Series 2023-1 Class A4	4.65%	1/16/2029	$820,000	$798,831
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	750,000	728,136
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	1,250,000	1,208,010
Credit Acceptance Auto Loan Trust Series 2023-3A Class A†	6.39%	8/15/2033	945,000	943,175
Exeter Automobile Receivables Trust Series 2022-3A Class B	4.86%	12/15/2026	955,000	948,316
Flagship Credit Auto Trust Series 2023-1 Class B†	5.05%	1/18/2028	425,000	415,278
Flagship Credit Auto Trust Series 2023-1 Class C†	5.43%	5/15/2029	470,000	458,534
Ford Credit Auto Lease Trust Series 2023-A Class B	5.29%	6/15/2026	1,150,000	1,131,536
Ford Credit Auto Lease Trust Series 2023-A Class C	5.54%	12/15/2026	1,385,000	1,353,775
Santander Drive Auto Receivables Trust Series 2022-3 Class B	4.13%	8/16/2027	1,120,000	1,094,124
Santander Drive Auto Receivables Trust Series 2022-4 Class C	5.00%	11/15/2029	1,320,000	1,288,334
Santander Drive Auto Receivables Trust Series 2023-1 Class B	4.98%	2/15/2028	1,390,000	1,366,590
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%	5/15/2030	1,740,000	1,699,850
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%	11/15/2030	1,900,000	1,875,257
Westlake Automobile Receivables Trust Series 2021-1A Class F†	3.91%	9/15/2027	3,118,000	2,988,502
Total				18,298,248

Credit Card 0.22%
First National Master Note Trust Series 2023-1 Class A	5.13%	4/15/2029	1,171,000	1,148,916
Genesis Sales Finance Master Trust Series 2021-AA Class A†	1.20%	12/21/2026	1,298,000	1,232,995
Total				2,381,911

Other 2.38%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%	1/18/2028	2,945,000	2,931,655
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%	9/15/2028	1,725,000	1,728,481

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	7.182% (1 mo. USD Term SOFR + 1.85%)	#	5/15/2037	$1,410,000	$1,399,460
Avant Loans Funding Trust Series 2021-REV1 Class A†	1.21%		7/15/2030	846,873	836,184
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	6.60% (3 mo. USD Term SOFR + 1.29%)	#	7/15/2032	450,000	448,234
Ballyrock CLO Ltd. Series 2022-20A Class BR†(a)	–	(b)	7/15/2034	450,000	450,000
Carlyle U.S. CLO Ltd. Series 2023-4A Class C†(a)	–	(b)	10/25/2036	490,000	490,000
Dryden 113 CLO Ltd. Series 2022-113A Class CR†(a)	–	(b)	10/20/2035	540,000	540,000
Elmwood CLO VII Ltd. Series 2020-4A Class CR†(a)	–	(b)	1/17/2034	470,000	470,000
Flatiron CLO 18 Ltd. Series 2018-1A Class A†	6.52% (3 mo. USD Term SOFR + 1.21%)	#	4/17/2031	1,396,917	1,390,927
Gracie Point International Funding Series 2023-1A Class A†	7.185% (90 day USD SOFR Average + 1.95%)	#	9/1/2026	1,955,000	1,959,425
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	7.27% (3 mo. USD Term SOFR + 1.96%)	#	1/17/2030	679,855	679,089
Hardee’s Funding LLC Series 2018-1A Class A2II†	4.959%		6/20/2048	563,549	532,802
Madison Park Funding XIII Ltd. Series 2014-13A Class AR2†	6.532% (3 mo. USD Term SOFR + 1.21%)	#	4/19/2030	650,673	649,665
Magnetite XXXIX Ltd. Series 2023-39A Class C†(a)	–	(b)	10/25/2033	930,000	930,000
MF1 LLC Series 2022-FL9 Class A†	7.477% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	2,620,000	2,612,599
OHA Credit Funding 16 Ltd. Series 2023-16A Class C†(a)	–	(b)	10/20/2036	1,300,000	1,303,250	(c)
OneMain Financial Issuance Trust Series 2020-2A Class A†	1.75%		9/14/2035	1,300,000	1,168,006
Palmer Square CLO Ltd. Series 2023-4A Class C†(a)	–	(b)	10/20/2033	810,000	810,000
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,858,343	1,663,780
Sixth Street CLO XXIII Ltd. Series 2023-23A Class C†(a)	–	(b)	10/23/2036	490,000	490,000
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,317,793	1,044,256
Valley Stream Park CLO Ltd. Series 2022-1A Class CR†(a)	–	(b)	10/20/2034	450,000	450,000
Total					24,977,813

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Rec Vehicle Loan 0.05%
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	$514,315	$509,517
Total Asset-Backed Securities (cost $47,138,207)				46,167,489

			Shares

COMMON STOCKS 7.81%

Aerospace & Defense 0.20%
Textron, Inc.			13,591	1,062,001
TransDigm Group, Inc.*			1,200	1,011,756
Total				2,073,757

Air Freight & Logistics 0.14%
GXO Logistics, Inc.*			24,631	1,444,608

Automobile Components 0.07%
Chassix Holdings, Inc.			173,592	748,617

Automobiles 0.10%
Ferrari NV (Italy)(d)			3,534	1,044,438

Banks 0.20%
First Citizens BancShares, Inc. Class A			1,508	2,081,191

Biotechnology 0.15%
Argenx SE ADR*			3,117	1,532,411

Broadline Retail 0.46%
Amazon.com, Inc.*			25,818	3,281,984
PDD Holdings, Inc. ADR*			16,421	1,610,408
Total				4,892,392

Building Products 0.10%
Trex Co., Inc.*			17,138	1,056,215

Capital Markets 0.26%
Ares Management Corp. Class A			16,117	1,657,956
Cboe Global Markets, Inc.			7,078	1,105,654
Total				2,763,610

Commercial Services & Supplies 0.11%
Tetra Tech, Inc.			7,414	1,127,150

Communications Equipment 0.19%
Arista Networks, Inc.*			11,074	2,036,841

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 0.10%
Casey’s General Stores, Inc.	3,888	$1,055,670

Electric: Utilities 0.20%
Constellation Energy Corp.	10,000	1,090,800
Talen Energy Corp.*	7,656	405,002
Talen Energy Supply LLC*	12,435	657,812
Total		2,153,614

Electrical Equipment 0.25%
Eaton Corp. PLC	6,954	1,483,149
Hubbell, Inc.	3,739	1,171,840
Total		2,654,989

Electric-Generation 0.00%
Frontera Generation Holdings LLC	9,472	687

Entertainment 0.21%
Netflix, Inc.*	2,938	1,109,389
Take-Two Interactive Software, Inc.*	7,688	1,079,318
Total		2,188,707

Financial Services 0.10%
FleetCor Technologies, Inc.*	4,107	1,048,681

Ground Transportation 0.16%
Old Dominion Freight Line, Inc.	4,027	1,647,607

Health Care Equipment & Supplies 0.10%
STERIS PLC	4,676	1,026,008

Health Care Providers & Services 0.10%
Molina Healthcare, Inc.*	3,191	1,046,297

Household Products 0.10%
Church & Dwight Co., Inc.	11,515	1,055,119

Insurance 0.20%
Arch Capital Group Ltd.*	13,242	1,055,520
Arthur J Gallagher & Co.	4,577	1,043,235
Total		2,098,755

Life Sciences Tools & Services 0.12%
Medpace Holdings, Inc.*	5,028	1,217,430

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Machinery 0.35%
PACCAR, Inc.	18,851	$1,602,712
Parker-Hannifin Corp.	2,701	1,052,094
Pentair PLC (United Kingdom)(d)	15,507	1,004,078
Total		3,658,884

Media 0.11%
Trade Desk, Inc. Class A*	14,241	1,112,934

Miscellaneous Financials 0.05%
Utex Industries	8,205	521,018

Oil, Gas & Consumable Fuels 0.94%
Cameco Corp. (Canada)(d)	56,423	2,236,608
Chesapeake Energy Corp.	18,605	1,604,309
Hess Corp.	10,168	1,555,704
MEG Energy Corp.*(e)	118,782	2,311,362
Range Resources Corp.	68,482	2,219,502
Total		9,927,485

Personal Care Products 0.10%
Gibson Brands Private Equity	9,449	1,110,257

Professional Services 0.10%
Booz Allen Hamilton Holding Corp.	9,729	1,063,088

Semiconductors & Semiconductor Equipment 0.63%
Lam Research Corp.	3,823	2,396,141
Lattice Semiconductor Corp.*	30,045	2,581,767
Universal Display Corp.	10,419	1,635,679
Total		6,613,587

Software 1.11%
Adobe, Inc.*	3,016	1,537,858
Atlassian Corp. Class A (Australia)*(d)	5,035	1,014,603
Fair Isaac Corp.*	2,066	1,794,383
HubSpot, Inc.*	4,547	2,239,397
Microsoft Corp.	3,168	1,000,296
Synopsys, Inc.*	5,738	2,633,570
Workday, Inc. Class A*	6,883	1,478,813
Total		11,698,920

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments			Shares	Fair Value
Specialty Retail 0.26%
Claire’s Holdings LLC			1,067	$377,977
Murphy USA, Inc.			6,892	2,355,203
Total				2,733,180

Textiles, Apparel & Luxury Goods 0.41%
Cie Financiere Richemont SA Class A(e)			7,722	940,410
Hermes International SCA(e)			589	1,073,645
Moncler SpA(e)			18,692	1,083,294
Ralph Lauren Corp.			10,295	1,195,147
Total				4,292,496

Trading Companies & Distributors 0.11%
Watsco, Inc.			2,962	1,118,807

Transportation Infrastructure 0.02%
ACBL Holdings Corp.			3,684	165,780	(c)
Total Common Stocks (cost $81,859,274)				82,011,230

	Interest Rate	Maturity Date	Principal Amount

CORPORATE BONDS 72.11%

Aerospace/Defense 1.96%
Boeing Co.	5.15%	5/1/2030	$1,000,000	955,810
Boeing Co.	5.805%	5/1/2050	2,273,000	2,060,179
Bombardier, Inc. (Canada)†(d)	6.00%	2/15/2028	1,052,000	955,443
Bombardier, Inc. (Canada)†(d)	7.125%	6/15/2026	1,828,000	1,772,821
Bombardier, Inc. (Canada)†(d)	7.50%	2/1/2029	1,724,000	1,638,242
HEICO Corp.	5.35%	8/1/2033	680,000	644,524
Rolls-Royce PLC (United Kingdom)†(d)	3.625%	10/14/2025	669,000	628,860
RTX Corp.	5.15%	2/27/2033	1,790,000	1,695,939
Spirit AeroSystems, Inc.	4.60%	6/15/2028	758,000	591,658
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	984,000	1,002,583
TransDigm, Inc.	4.625%	1/15/2029	2,887,000	2,524,667
TransDigm, Inc.	5.50%	11/15/2027	4,532,000	4,248,047
Triumph Group, Inc.†	9.00%	3/15/2028	1,855,000	1,836,554
Total				20,555,327

Agriculture 0.69%
BAT Capital Corp.	7.75%	10/19/2032	1,051,000	1,111,246
Imperial Brands Finance PLC (United Kingdom)†(d)	6.125%	7/27/2027	1,436,000	1,432,783

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Agriculture (continued)
JT International Financial Services BV (Netherlands)†(d)	6.875%	10/24/2032	$1,273,000	$1,348,954
Viterra Finance BV (Netherlands)†(d)	2.00%	4/21/2026	1,082,000	975,508
Viterra Finance BV (Netherlands)†(d)	3.20%	4/21/2031	1,518,000	1,223,447
Viterra Finance BV (Netherlands)†(d)	5.25%	4/21/2032	1,306,000	1,204,911
Total				7,296,849

Airlines 2.24%
Air Canada (Canada)†(d)	3.875%	8/15/2026	1,815,000	1,648,978
Alaska Airlines Pass-Through Trust†	4.80%	2/15/2029	1,520,492	1,460,319
American Airlines Pass-Through Trust	3.00%	4/15/2030	608,039	545,161
American Airlines, Inc.†	7.25%	2/15/2028	838,000	802,047
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	6,185,487	5,757,917
Azul Secured Finance LLP†	11.93%	8/28/2028	1,237,000	1,226,656
British Airways Pass-Through Trust (United Kingdom)†(d)	3.30%	6/15/2034	654,853	565,192
British Airways Pass-Through Trust (United Kingdom)†(d)	4.25%	5/15/2034	494,178	444,165
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	1,723,000	1,638,077
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	2,367,596	2,133,552
JetBlue Pass-Through Trust	2.95%	11/15/2029	851,591	731,601
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	1,123,512	1,114,296
United Airlines Pass-Through Trust	5.80%	7/15/2037	1,348,000	1,315,470
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%	4/15/2029	1,895,545	1,881,594
United Airlines, Inc.†	4.625%	4/15/2029	1,197,000	1,030,109
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(d)	9.50%	6/1/2028	1,413,000	1,242,453
Total				23,537,587

Auto Manufacturers 1.38%
Allison Transmission, Inc.†	3.75%	1/30/2031	2,429,000	1,966,047
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	10.50%	11/30/2025	1,000,000	1,013,535
Ford Motor Co.	3.25%	2/12/2032	4,013,000	3,096,605
Ford Motor Co.	6.10%	8/19/2032	2,144,000	2,021,669
Ford Motor Credit Co. LLC	2.90%	2/10/2029	1,452,000	1,193,277
Ford Motor Credit Co. LLC	4.00%	11/13/2030	2,916,000	2,438,171
Ford Motor Credit Co. LLC	7.20%	6/10/2030	525,000	528,268
Ford Motor Credit Co. LLC	7.35%	11/4/2027	1,096,000	1,120,294
Jaguar Land Rover Automotive PLC (United Kingdom)†(d)	5.875%	1/15/2028	1,189,000	1,070,504
Total				14,448,370

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Parts & Equipment 0.37%
Adient Global Holdings Ltd.†	7.00%		4/15/2028	$771,000	$765,582
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028	1,382,000	1,350,719
ZF North America Capital, Inc.†	6.875%		4/14/2028	1,064,000	1,042,081
ZF North America Capital, Inc.†	7.125%		4/14/2030	759,000	744,633
Total					3,903,015

Banks 4.12%
ABN AMRO Bank NV (Netherlands)†(d)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	1,600,000	1,178,892
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(d)(f)	5.50% (5 yr. CMT + 4.55%)		10/26/2031	2,645,000	–	(g)(h)
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	6.742%		12/8/2032	2,525,000	2,527,880
Bank Leumi Le-Israel BM (Israel)(d)	7.129% (5 yr. CMT + 3.47%)	#	7/18/2033	1,109,000	1,090,992
Bank of Ireland Group PLC (Ireland)†(d)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	1,201,000	1,053,740
Bank of Ireland Group PLC (Ireland)†(d)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	1,666,000	1,656,909
Bank OZK	2.75% (3 mo. USD Term SOFR + 2.09%)	#	10/1/2031	2,182,000	1,685,294
BankUnited, Inc.	4.875%		11/17/2025	1,178,000	1,103,771
BBVA Bancomer SA†	8.45% (5 yr. CMT + 4.66%)	#	6/29/2038	1,110,000	1,094,858
CaixaBank SA (Spain)†(d)	6.208% (SOFR + 2.70%)	#	1/18/2029	2,796,000	2,737,496
Danske Bank AS (Denmark)†(d)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028	1,084,000	1,010,118
Danske Bank AS (Denmark)†(d)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	1,454,000	1,451,899
Deutsche Bank AG	6.72% (SOFR + 3.18%)	#	1/18/2029	2,168,000	2,156,279
Deutsche Bank AG	7.079% (SOFR + 3.65%)	#	2/10/2034	2,717,000	2,457,542
Fifth Third Bancorp	6.339% (SOFR + 2.34%)	#	7/27/2029	846,000	836,186
First Republic Bank	4.375%		8/1/2046	1,248,000	4,680
First Republic Bank	4.625%		2/13/2047	500,000	1,875
First-Citizens Bank & Trust Co.	6.125%		3/9/2028	2,543,000	2,527,200
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%)	#	1/30/2032	1,058,000	878,863

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%)	#	5/1/2028		$1,145,000	$1,053,437
Lloyds Banking Group plc (United Kingdom)(d)	5.871% (1 yr. CMT + 1.70%)	#	3/6/2029		1,102,000	1,078,223
Lloyds Banking Group PLC (United Kingdom)(d)	6.901% (SOFR + 1.56%)	#	8/7/2027		1,805,000	1,812,881
NatWest Group PLC (United Kingdom)(d)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026		2,111,000	2,154,026
Norinchukin Bank (Japan)†(d)	5.43%		3/9/2028		885,000	876,262
Standard Chartered PLC (United Kingdom)†(d)	7.767% (1 yr. CMT + 3.45%)	#	11/16/2028		2,298,000	2,409,486
SVB Financial Group(f)	4.25% (5 yr. CMT + 3.07%)		–	(i)	3,922,000	144,036
UBS Group AG (Switzerland)†(d)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029		3,800,000	3,444,093
UniCredit SpA (Italy)†(d)	7.296% (5 yr. USD ICE Swap + 4.91%)	#	4/2/2034		2,274,000	2,144,005
Webster Financial Corp.	4.10%		3/25/2029		1,622,000	1,393,853
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031		1,651,000	1,316,672
Total						43,281,448

Beverages 0.48%
Bacardi Ltd.†	2.75%		7/15/2026		1,149,000	1,053,322
Bacardi Ltd.†	4.70%		5/15/2028		1,500,000	1,428,681
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		898,000	869,375
Becle SAB de CV (Mexico)†(d)	2.50%		10/14/2031		843,000	644,739
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(d)	5.25%		4/27/2029		1,196,000	1,080,221
Total						5,076,338

Building Materials 0.92%
Builders FirstSource, Inc.†	4.25%		2/1/2032		1,153,000	946,885
Builders FirstSource, Inc.†	6.375%		6/15/2032		1,079,000	1,017,047
Emerald Debt Merger Sub LLC†	6.625%		12/15/2030		2,783,000	2,682,602
Griffon Corp.	5.75%		3/1/2028		819,000	744,360
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		1,190,000	1,099,978
Standard Industries, Inc.†	4.375%		7/15/2030		1,359,000	1,126,943
Trane Technologies Financing Ltd. (Ireland)(d)	5.25%		3/3/2033		1,123,000	1,086,300
Vulcan Materials Co.	4.50%		6/15/2047		1,186,000	953,644
Total						9,657,759

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals 1.74%
Albemarle Corp.	4.65%	6/1/2027	$1,332,000	$1,270,688
Ashland, Inc.†	3.375%	9/1/2031	1,306,000	1,016,905
Cabot Corp.	5.00%	6/30/2032	1,611,000	1,474,091
Celanese U.S. Holdings LLC	6.165%	7/15/2027	3,391,000	3,345,490
CF Industries, Inc.†	4.50%	12/1/2026	1,047,000	1,002,396
Ingevity Corp.†	3.875%	11/1/2028	1,275,000	1,052,366
OCI NV (Netherlands)†(d)	6.70%	3/16/2033	1,111,000	1,061,378
OCP SA (Morocco)†(d)	3.75%	6/23/2031	2,235,000	1,770,849
Olin Corp.	5.00%	2/1/2030	1,347,000	1,197,892
Olin Corp.	5.125%	9/15/2027	782,000	731,913
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	2,328,000	2,057,002
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	1,462,000	1,254,596
SK Invictus Intermediate II Sarl (Luxembourg)†(d)	5.00%	10/30/2029	1,278,000	1,025,710
Total				18,261,276

Coal 0.34%
SunCoke Energy, Inc.†	4.875%	6/30/2029	1,212,000	1,031,363
Teck Resources Ltd. (Canada)(d)	3.90%	7/15/2030	1,913,000	1,664,407
Warrior Met Coal, Inc.†	7.875%	12/1/2028	849,000	852,929
Total				3,548,699

Commercial Services 1.31%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%	7/15/2026	672,000	637,668
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Luxembourg)†(d)	4.625%	6/1/2028	1,262,000	1,053,524
AMN Healthcare, Inc.†	4.625%	10/1/2027	882,000	798,051
Ashtead Capital, Inc.†	5.50%	8/11/2032	1,155,000	1,068,339
Ashtead Capital, Inc.†	5.55%	5/30/2033	902,000	837,826
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	1,381,000	1,308,538
Brink’s Co.†	4.625%	10/15/2027	762,000	696,189
Garda World Security Corp. (Canada)†(d)	7.75%	2/15/2028	717,000	703,633
GXO Logistics, Inc.	2.65%	7/15/2031	1,389,000	1,056,239
Herc Holdings, Inc.†	5.50%	7/15/2027	1,076,000	1,018,536
Hertz Corp.†	Zero Coupon	10/15/2024	987,000	39,480
Hertz Corp.†	Zero Coupon	1/15/2028	1,887,000	169,830
ITR Concession Co. LLC†	5.183%	7/15/2035	785,000	687,794
NESCO Holdings II, Inc.†	5.50%	4/15/2029	1,166,000	1,024,571
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027	1,208,000	1,059,534
United Rentals North America, Inc.	4.875%	1/15/2028	1,715,000	1,603,650
Total				13,763,402

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Computers 1.09%
Booz Allen Hamilton, Inc.	5.95%	8/4/2033	$1,139,000	$1,112,632
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	5,172,000	4,361,171
Fortinet, Inc.	2.20%	3/15/2031	1,119,000	866,604
McAfee Corp.†	7.375%	2/15/2030	2,532,000	2,122,735
NetApp, Inc.	2.70%	6/22/2030	228,000	185,493
Seagate HDD Cayman (Cayman Islands)†(d)	8.25%	12/15/2029	1,034,000	1,062,893
Seagate HDD Cayman (Cayman Islands)†(d)	8.50%	7/15/2031	448,000	460,044
Teledyne FLIR LLC	2.50%	8/1/2030	1,603,000	1,288,191
Total				11,459,763

Distribution/Wholesale 1.01%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028	1,214,000	1,077,479
Ferguson Finance PLC (United Kingdom)†(d)	3.25%	6/2/2030	1,729,000	1,467,002
H&E Equipment Services, Inc.†	3.875%	12/15/2028	2,211,000	1,890,436
LKQ Corp.†	6.25%	6/15/2033	1,344,000	1,301,061
Mitsubishi Corp. (Japan)†(d)	5.00%	7/5/2028	1,788,000	1,756,977
Ritchie Bros Holdings, Inc.†	6.75%	3/15/2028	753,000	752,209
Ritchie Bros Holdings, Inc.†	7.75%	3/15/2031	1,087,000	1,104,664
Windsor Holdings III LLC†	8.50%	6/15/2030	1,263,000	1,247,522
Total				10,597,350

Diversified Financial Services 1.52%
AG Issuer LLC†	6.25%	3/1/2028	1,220,000	1,140,657
Aircastle Ltd.†	6.50%	7/18/2028	1,132,000	1,111,184
Ally Financial, Inc.	6.70%	2/14/2033	2,277,000	1,978,941
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%	4/15/2026	1,760,000	1,654,958
Azul Secured Finance LLP†	11.50%	5/28/2029	1,953,666	1,690,354
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(d)	6.50%	9/15/2024	1,308,996	1,224,459
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	896,000	771,061
LPL Holdings, Inc.†	4.00%	3/15/2029	1,077,000	940,170
Navient Corp.	5.50%	3/15/2029	1,390,000	1,169,344
Navient Corp.	6.75%	6/15/2026	1,077,000	1,042,852
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	1,377,000	1,026,086
NFP Corp.†	6.875%	8/15/2028	732,000	627,996
Synchrony Financial	7.25%	2/2/2033	1,830,000	1,616,785
Total				15,994,847

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 4.73%
Ausgrid Finance Pty. Ltd. (Australia)†(d)	4.35%	8/1/2028	$1,217,000	$1,135,817
Calpine Corp.†	3.75%	3/1/2031	994,000	801,958
Calpine Corp.†	4.50%	2/15/2028	1,198,000	1,080,915
Calpine Corp.†	4.625%	2/1/2029	3,814,000	3,199,059
Calpine Corp.†	5.125%	3/15/2028	1,328,000	1,184,022
Clearway Energy Operating LLC†	4.75%	3/15/2028	1,380,000	1,235,679
Cleveland Electric Illuminating Co.†	3.50%	4/1/2028	1,118,000	1,014,066
Constellation Energy Generation LLC	5.60%	6/15/2042	1,031,000	926,761
Constellation Energy Generation LLC	5.80%	3/1/2033	1,600,000	1,561,826
Constellation Energy Generation LLC	6.25%	10/1/2039	2,067,000	2,005,733
Constellation Energy Generation LLC	6.50%	10/1/2053	768,000	770,700
EDP Finance BV (Netherlands)†(d)	6.30%	10/11/2027	1,030,000	1,045,478
Electricite de France SA (France)†(d)	4.50%	9/21/2028	1,250,000	1,168,728
Electricite de France SA (France)†(d)	6.25%	5/23/2033	1,758,000	1,761,513
Enel Finance International NV (Netherlands)†(d)	3.50%	4/6/2028	1,329,000	1,195,263
FirstEnergy Corp.	4.15%	7/15/2027	2,518,000	2,342,560
FirstEnergy Transmission LLC†	2.866%	9/15/2028	1,356,000	1,177,361
Indianapolis Power & Light Co.†	5.65%	12/1/2032	969,000	951,431
ITC Holdings Corp.†	4.95%	9/22/2027	1,129,000	1,100,743
Minejesa Capital BV (Netherlands)†(d)	4.625%	8/10/2030	1,754,000	1,565,007
Monongahela Power Co.†	3.55%	5/15/2027	1,136,000	1,052,067
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	2,267,000	2,054,810
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	1,774,000	1,610,086
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	302,426	302,480
Pacific Gas & Electric Co.	6.15%	1/15/2033	3,335,000	3,166,668
Palomino Funding Trust I†	7.233%	5/17/2028	2,239,000	2,248,914
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	1,173,000	1,020,064
PG&E Corp.	5.00%	7/1/2028	1,547,000	1,402,927
PG&E Corp.	5.25%	7/1/2030	1,133,000	985,961
Pike Corp.†	5.50%	9/1/2028	1,283,000	1,123,742
Puget Energy, Inc.	4.10%	6/15/2030	1,000,000	872,370
Talen Energy Supply LLC†	8.625%	6/1/2030	1,237,000	1,269,152
Vistra Operations Co. LLC†	4.375%	5/1/2029	3,748,000	3,225,367
Vistra Operations Co. LLC†	5.125%	5/13/2025	2,220,000	2,165,182
Total				49,724,410

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electronics 0.31%
Arrow Electronics, Inc.	6.125%	3/1/2026	$894,000	$890,712
Imola Merger Corp.†	4.75%	5/15/2029	886,000	777,364
Trimble, Inc.	6.10%	3/15/2033	1,598,000	1,566,751
Total				3,234,827

Energy-Alternate Sources 0.44%
TerraForm Power Operating LLC†	4.75%	1/15/2030	1,484,000	1,269,792
TerraForm Power Operating LLC†	5.00%	1/31/2028	1,000,000	908,665
Topaz Solar Farms LLC†	5.75%	9/30/2039	2,588,944	2,395,304
Total				4,573,761

Engineering & Construction 0.77%
Aeropuerto Internacional de Tocumen SA (Panama)†(d)	5.125%	8/11/2061	2,690,000	1,961,037
Brand Industrial Services, Inc.†	10.375%	8/1/2030	915,000	917,553
Fluor Corp.	4.25%	9/15/2028	2,391,000	2,191,220
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	1,087,000	1,031,130
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	1,004,000	1,001,766
MasTec, Inc.†	4.50%	8/15/2028	1,146,000	1,031,566
Total				8,134,272

Entertainment 2.19%
AMC Entertainment Holdings, Inc.†	10.00%	6/15/2026	685,604	497,079
Boyne USA, Inc.†	4.75%	5/15/2029	1,174,000	1,028,231
Caesars Entertainment, Inc.†	4.625%	10/15/2029	1,956,000	1,659,147
Caesars Entertainment, Inc.†	7.00%	2/15/2030	1,549,000	1,508,915
Churchill Downs, Inc.†	4.75%	1/15/2028	1,787,000	1,613,645
Churchill Downs, Inc.†	5.50%	4/1/2027	2,671,000	2,548,778
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	2,128,000	1,883,280
Merlin Entertainments Ltd. (United Kingdom)†(d)	5.75%	6/15/2026	1,360,000	1,303,057
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029	1,984,000	1,691,479
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026	1,980,000	1,824,550
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029	2,000,000	1,598,939
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029	2,394,000	2,106,074
Warnermedia Holdings, Inc.	4.279%	3/15/2032	1,249,000	1,060,916
WMG Acquisition Corp.†	3.00%	2/15/2031	1,417,000	1,114,449
WMG Acquisition Corp.†	3.75%	12/1/2029	1,919,000	1,614,119
Total				23,052,658

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Environmental Control 0.24%
Madison IAQ LLC†	4.125%	6/30/2028		$1,677,000	$1,449,199
Madison IAQ LLC†	5.875%	6/30/2029		1,372,000	1,106,493
Total					2,555,692

Equity Real Estate 0.14%
Hunt Cos., Inc.†	5.25%	4/15/2029		1,866,000	1,468,149

Food 1.54%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		1,233,000	1,052,329
Bellis Acquisition Co. PLC(e)	3.25%	2/16/2026	GBP	1,350,000	1,435,692
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		$827,000	730,270
Hershey Co.	4.50%	5/4/2033		1,077,000	1,017,139
Kraft Heinz Foods Co.	4.375%	6/1/2046		2,799,000	2,182,817
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		1,243,000	1,064,379
McCormick & Co., Inc.	4.95%	4/15/2033		1,250,000	1,164,166
Performance Food Group, Inc.†	4.25%	8/1/2029		672,000	581,326
Post Holdings, Inc.†	4.50%	9/15/2031		1,666,000	1,388,700
Post Holdings, Inc.†	4.625%	4/15/2030		2,303,000	1,974,937
Post Holdings, Inc.†	5.50%	12/15/2029		672,000	609,974
Smithfield Foods, Inc.†	5.20%	4/1/2029		2,021,000	1,848,181
U.S. Foods, Inc.†	4.75%	2/15/2029		1,241,000	1,110,630
Total					16,160,540

Gas 0.23%
Brooklyn Union Gas Co.†	3.407%	3/10/2026		1,368,000	1,287,290
Southwest Gas Corp.	4.05%	3/15/2032		1,247,000	1,078,058
Total					2,365,348

Hand/Machine Tools 0.29%
Regal Rexnord Corp.†	6.40%	4/15/2033		3,145,000	3,032,573

Health Care-Products 0.60%
Alcon Finance Corp.†	2.60%	5/27/2030		1,552,000	1,279,981
Boston Scientific Corp.	6.50%	11/15/2035		701,000	735,297
GE HealthCare Technologies, Inc.	6.377%	11/22/2052		699,000	710,962
Medline Borrower LP†	3.875%	4/1/2029		2,936,000	2,484,774
Medline Borrower LP†	5.25%	10/1/2029		1,293,000	1,119,100
Total					6,330,114

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services 3.34%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	$2,959,000	$2,429,664
Centene Corp.	4.625%	12/15/2029	1,807,000	1,629,544
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	1,304,000	1,119,329
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	5,153,000	3,653,992
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	1,116,000	849,819
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029	808,000	430,260
DaVita, Inc.†	4.625%	6/1/2030	2,012,000	1,654,591
HCA, Inc.	3.50%	9/1/2030	2,358,000	1,995,793
HCA, Inc.	5.50%	6/1/2033	1,121,000	1,060,960
HCA, Inc.	7.69%	6/15/2025	640,000	655,336
Heartland Dental LLC/Heartland Dental Finance Corp.†	8.50%	5/1/2026	1,187,000	1,120,172
LifePoint Health, Inc.†	9.875%	8/15/2030	1,137,000	1,102,185
Molina Healthcare, Inc.†	3.875%	11/15/2030	1,975,000	1,636,826
Molina Healthcare, Inc.†	3.875%	5/15/2032	2,065,000	1,658,702
Montefiore Obligated Group	5.246%	11/1/2048	2,454,000	1,718,079
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	591,000	572,995
Select Medical Corp.†	6.25%	8/15/2026	1,672,000	1,634,992
Star Parent, Inc.†	9.00%	10/1/2030	867,000	877,190
Tenet Healthcare Corp.	4.25%	6/1/2029	1,166,000	1,004,722
Tenet Healthcare Corp.	4.375%	1/15/2030	1,319,000	1,136,186
Tenet Healthcare Corp.	4.875%	1/1/2026	1,154,000	1,106,703
Tenet Healthcare Corp.	6.125%	10/1/2028	3,345,000	3,143,230
Tenet Healthcare Corp.	6.125%	6/15/2030	1,770,000	1,661,675
Tenet Healthcare Corp.†	6.75%	5/15/2031	1,270,000	1,226,465
Total				35,079,410

Holding Companies-Diversified 0.10%
Benteler International AG (Austria)†(d)	10.50%	5/15/2028	1,000,000	1,002,212

Home Builders 0.22%
PulteGroup, Inc.	6.375%	5/15/2033	1,215,000	1,221,984
Toll Brothers Finance Corp.	4.35%	2/15/2028	1,144,000	1,062,914
Total				2,284,898

Home Furnishings 0.07%
Leggett & Platt, Inc.	4.40%	3/15/2029	828,000	766,748

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Insurance 1.60%
AIA Group Ltd. (Hong Kong)†(d)	3.375%	4/7/2030		$1,104,000	$967,236
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027		1,486,000	1,383,550
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028		2,668,000	2,577,380
Arch Capital Finance LLC	4.011%	12/15/2026		1,183,000	1,122,102
Assurant, Inc.	2.65%	1/15/2032		525,000	384,595
Assurant, Inc.	3.70%	2/22/2030		761,000	640,963
AXIS Specialty Finance PLC (United Kingdom)(d)	5.15%	4/1/2045		1,595,000	1,266,743
Brown & Brown, Inc.	2.375%	3/15/2031		1,807,000	1,398,062
HUB International Ltd.†	7.25%	6/15/2030		1,572,000	1,570,837
Jones Deslauriers Insurance Management, Inc. (Canada)†(d)	8.50%	3/15/2030		540,000	544,577
PartnerRe Finance B LLC	3.70%	7/2/2029		1,319,000	1,170,432
RenaissanceRe Holdings Ltd.	5.75%	6/5/2033		2,242,000	2,111,926
Selective Insurance Group, Inc.	5.375%	3/1/2049		721,000	614,725
Transatlantic Holdings, Inc.	8.00%	11/30/2039		934,000	1,096,390
Total					16,849,518

Internet 1.10%
EquipmentShare.com, Inc.†	9.00%	5/15/2028		1,756,000	1,690,150
Gen Digital, Inc.†	6.75%	9/30/2027		1,126,000	1,104,910
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		1,235,000	1,166,457
Netflix, Inc.(e)	3.625%	5/15/2027	EUR	2,043,000	2,117,482
Netflix, Inc.	4.875%	4/15/2028		$3,733,000	3,620,982
Tencent Holdings Ltd. (China)†(d)	3.595%	1/19/2028		1,078,000	987,924
VeriSign, Inc.	2.70%	6/15/2031		1,089,000	868,199
Total					11,556,104

Investment Companies 0.17%
Ares Capital Corp.	7.00%	1/15/2027		1,746,000	1,746,993

Iron-Steel 0.74%
ArcelorMittal SA (Luxembourg)(d)	6.55%	11/29/2027		2,065,000	2,095,925
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(d)	8.75%	7/15/2026		1,124,000	1,095,575
Commercial Metals Co.	4.375%	3/15/2032		791,000	664,416
Mineral Resources Ltd. (Australia)†(d)	8.50%	5/1/2030		1,798,000	1,766,025
Steel Dynamics, Inc.	3.45%	4/15/2030		1,212,000	1,051,774
U.S. Steel Corp.	6.875%	3/1/2029		1,102,000	1,084,418
Total					7,758,133

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time 1.94%
Carnival Corp.†	4.00%	8/1/2028	$2,448,000	$2,124,611
Carnival Corp.†	5.75%	3/1/2027	2,494,000	2,259,786
Carnival Corp.†	9.875%	8/1/2027	2,073,000	2,165,642
Carnival Holdings Bermuda Ltd.†	10.375%	5/1/2028	1,174,000	1,259,677
Life Time, Inc.†	5.75%	1/15/2026	895,000	868,015
NCL Corp. Ltd.†	5.875%	3/15/2026	1,728,000	1,597,369
NCL Corp. Ltd.†	5.875%	2/15/2027	1,378,000	1,311,723
NCL Corp. Ltd.†	8.375%	2/1/2028	621,000	630,481
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	2,000,000	1,889,531
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030	2,818,000	2,796,139
Royal Caribbean Cruises Ltd.†	9.25%	1/15/2029	2,250,000	2,378,659
Viking Cruises Ltd.†	5.875%	9/15/2027	1,212,000	1,107,441
Total				20,389,074

Lodging 2.15%
Boyd Gaming Corp.	4.75%	12/1/2027	1,201,000	1,107,875
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	1,306,000	1,159,363
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	1,268,000	1,097,870
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	3,480,000	3,171,297
Las Vegas Sands Corp.	3.50%	8/18/2026	1,835,000	1,671,062
Marriott International, Inc.	3.50%	10/15/2032	1,250,000	1,023,515
MGM China Holdings Ltd. (Macau)†(d)	5.875%	5/15/2026	1,150,000	1,094,976
Sands China Ltd. (Macau)(d)	3.10%	3/8/2029	2,826,000	2,340,311
Sands China Ltd. (Macau)(d)	4.875%	6/18/2030	2,240,000	1,935,858
Sands China Ltd. (Macau)(d)	5.65%	8/8/2028	1,442,000	1,358,315
Travel & Leisure Co.	6.00%	4/1/2027	1,439,000	1,370,432
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	2,424,000	2,257,193
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	2,000,000	1,968,321
Wynn Macau Ltd. (Macau)†(d)	5.50%	10/1/2027	1,193,000	1,065,908
Total				22,622,296

Machinery: Construction & Mining 0.07%
Vertiv Group Corp.†	4.125%	11/15/2028	782,000	688,090

Machinery-Diversified 0.72%
Chart Industries, Inc.†	7.50%	1/1/2030	1,313,000	1,321,837
nVent Finance Sarl (Luxembourg)(d)	2.75%	11/15/2031	1,086,000	827,097
nVent Finance Sarl (Luxembourg)(d)	5.65%	5/15/2033	1,794,000	1,670,991
SPX FLOW, Inc.†	8.75%	4/1/2030	874,000	809,044
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	1,696,000	1,556,357
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026	1,421,000	1,321,900
Total				7,507,226

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media 2.34%
Cable One, Inc.†	4.00%	11/15/2030	$1,313,000	$1,001,524
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%	8/15/2030	1,475,000	1,212,624
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	1,746,000	1,587,521
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	3,272,000	2,939,035
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	1,629,000	1,520,623
DISH Network Corp.†	11.75%	11/15/2027	5,766,000	5,817,554
FactSet Research Systems, Inc.	3.45%	3/1/2032	1,066,000	884,136
LCPR Senior Secured Financing DAC (Ireland)†(d)	6.75%	10/15/2027	1,108,000	1,019,094
News Corp.†	3.875%	5/15/2029	1,559,000	1,342,393
Nexstar Media, Inc.†	4.75%	11/1/2028	1,280,000	1,061,010
Univision Communications, Inc.†	4.50%	5/1/2029	2,508,000	2,044,794
UPC Broadband Finco BV (Netherlands)†(d)	4.875%	7/15/2031	2,867,000	2,329,696
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032	2,312,000	1,818,664
Total				24,578,668

Metal Fabricate-Hardware 0.23%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	2,799,000	2,411,093

Mining 1.58%
Anglo American Capital PLC (United Kingdom)†(d)	5.625%	4/1/2030	1,100,000	1,063,107
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	4.375%	4/1/2031	3,505,000	2,888,419
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	6.125%	4/15/2032	1,346,000	1,225,932
Freeport Indonesia PT (Indonesia)(d)	6.20%	4/14/2052	1,729,000	1,450,640
Freeport-McMoRan, Inc.	5.40%	11/14/2034	1,782,000	1,633,432
Glencore Funding LLC†	2.50%	9/1/2030	1,404,000	1,110,911
Hecla Mining Co.	7.25%	2/15/2028	1,194,000	1,156,808
Kaiser Aluminum Corp.†	4.50%	6/1/2031	1,528,000	1,212,413
Kinross Gold Corp. (Canada)†(d)	6.25%	7/15/2033	1,800,000	1,731,656
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	15,172	–	(h)
Novelis Corp.†	4.75%	1/30/2030	2,071,000	1,795,122
WE Soda Investments Holding PLC (United Kingdom)†(a)(d)	9.50%	10/6/2028	1,296,000	1,308,960
Total				16,577,400

Miscellaneous Manufacturing 0.09%
Hillenbrand, Inc.	3.75%	3/1/2031	1,190,000	954,434

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 11.60%
Antero Resources Corp.†	5.375%	3/1/2030	$4,893,000	$4,510,727
Apache Corp.	4.25%	1/15/2030	1,730,000	1,539,347
Apache Corp.	4.75%	4/15/2043	2,325,000	1,696,013
Apache Corp.	5.10%	9/1/2040	3,080,000	2,450,154
Apache Corp.	5.25%	2/1/2042	916,000	718,124
Baytex Energy Corp. (Canada)†(d)	8.50%	4/30/2030	1,130,000	1,144,398
California Resources Corp.†	7.125%	2/1/2026	2,160,000	2,173,109
Callon Petroleum Co.	6.375%	7/1/2026	2,011,000	1,975,579
Callon Petroleum Co.†	8.00%	8/1/2028	1,951,000	1,955,522
Cenovus Energy, Inc. (Canada)(d)	3.75%	2/15/2052	798,000	528,856
Cenovus Energy, Inc. (Canada)(d)	5.40%	6/15/2047	3,346,000	2,878,482
Chesapeake Energy Corp.†	6.75%	4/15/2029	2,643,000	2,589,103
CITGO Petroleum Corp.†	7.00%	6/15/2025	1,160,000	1,143,821
CITGO Petroleum Corp.†	8.375%	1/15/2029	1,426,000	1,425,095
Civitas Resources, Inc.†	8.75%	7/1/2031	1,345,000	1,375,557
CNX Resources Corp.†	7.25%	3/14/2027	1,068,000	1,054,892
Comstock Resources, Inc.†	6.75%	3/1/2029	1,713,000	1,577,763
Continental Resources, Inc.	4.375%	1/15/2028	2,712,000	2,516,726
Continental Resources, Inc.†	5.75%	1/15/2031	2,222,000	2,088,404
Crescent Energy Finance LLC†	7.25%	5/1/2026	1,806,000	1,771,803
Crescent Energy Finance LLC†	9.25%	2/15/2028	1,039,000	1,061,764
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	1,933,000	1,813,154
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(d)	8.50%	10/1/2030	1,058,000	1,059,180
Diamondback Energy, Inc.	3.50%	12/1/2029	2,292,000	2,035,512
Ecopetrol SA (Colombia)(d)	5.875%	5/28/2045	2,294,000	1,513,730
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	1,734,000	1,666,920
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	2,818,000	2,722,071
Helmerich & Payne, Inc.	2.90%	9/29/2031	1,462,000	1,157,310
Hess Corp.	5.60%	2/15/2041	1,617,000	1,462,013
Kosmos Energy Ltd.†	7.75%	5/1/2027	2,079,000	1,923,584
Matador Resources Co.	5.875%	9/15/2026	1,088,000	1,051,140
Matador Resources Co.†	6.875%	4/15/2028	2,168,000	2,130,760
MC Brazil Downstream Trading Sarl (Luxembourg)†(d)	7.25%	6/30/2031	2,158,465	1,658,122
MEG Energy Corp. (Canada)†(d)	5.875%	2/1/2029	3,062,000	2,862,940
MEG Energy Corp. (Canada)†(d)	7.125%	2/1/2027	2,420,000	2,455,528
Murphy Oil Corp.	5.875%	12/1/2027	1,527,000	1,483,349
Murphy Oil Corp.	6.375%	7/15/2028	1,241,000	1,221,031

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Nabors Industries, Inc.†	7.375%	5/15/2027	$1,124,000	$1,088,366
Noble Finance II LLC†	8.00%	4/15/2030	556,000	563,780
Occidental Petroleum Corp.	6.125%	1/1/2031	2,118,000	2,089,682
Occidental Petroleum Corp.	6.625%	9/1/2030	837,000	849,003
Occidental Petroleum Corp.	7.50%	5/1/2031	1,013,000	1,076,179
Occidental Petroleum Corp.	8.875%	7/15/2030	1,000,000	1,125,330
OQ SAOC (Oman)†(d)	5.125%	5/6/2028	1,782,000	1,706,559
Ovintiv, Inc.	6.50%	2/1/2038	1,948,000	1,866,900
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	1,394,000	1,253,077
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	1,562,000	1,424,946
Patterson-UTI Energy, Inc.	7.15%	10/1/2033	1,203,000	1,208,056
Permian Resources Operating LLC†	5.375%	1/15/2026	1,659,000	1,589,969
Permian Resources Operating LLC†	6.875%	4/1/2027	1,204,000	1,187,966
Petroleos Mexicanos (Mexico)(d)	5.35%	2/12/2028	1,589,000	1,294,055
Petroleos Mexicanos (Mexico)†(d)	10.00%	2/7/2033	2,153,000	1,918,605
Phillips 66 Co.	4.95%	12/1/2027	1,119,000	1,097,232
Pioneer Natural Resources Co.	2.15%	1/15/2031	1,344,000	1,061,419
Precision Drilling Corp. (Canada)†(d)	6.875%	1/15/2029	1,295,000	1,227,876
Range Resources Corp.†	4.75%	2/15/2030	2,643,000	2,348,900
Range Resources Corp.	8.25%	1/15/2029	2,591,000	2,658,444
Rockcliff Energy II LLC†	5.50%	10/15/2029	1,291,000	1,163,489
Seadrill Finance Ltd.†	8.375%	8/1/2030	1,084,000	1,104,661
SM Energy Co.	6.625%	1/15/2027	4,388,000	4,304,606
SM Energy Co.	6.75%	9/15/2026	1,112,000	1,092,623
Southwestern Energy Co.	5.375%	2/1/2029	2,333,000	2,150,787
Southwestern Energy Co.	5.375%	3/15/2030	1,746,000	1,592,802
Southwestern Energy Co.	8.375%	9/15/2028	1,608,000	1,661,389
Suncor Energy, Inc. (Canada)(d)	7.15%	2/1/2032	1,408,000	1,482,182
Texaco Capital, Inc.	8.625%	11/15/2031	722,000	866,645
Transocean, Inc.†	8.75%	2/15/2030	2,869,000	2,936,106
Vermilion Energy, Inc. (Canada)†(d)	6.875%	5/1/2030	914,000	865,811
Viper Energy Partners LP†	5.375%	11/1/2027	1,751,000	1,660,421
Vital Energy, Inc.†	7.75%	7/31/2029	1,921,000	1,789,027
Vital Energy, Inc.	9.75%	10/15/2030	611,000	625,174
Vital Energy, Inc.	10.125%	1/15/2028	3,500,000	3,571,351
Total				121,895,001

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas Services 0.62%
Oceaneering International, Inc.	4.65%		11/15/2024	$1,301,000	$1,285,667
Oceaneering International, Inc.	6.00%		2/1/2028	1,964,000	1,852,229
USA Compression Partners LP/USA Compression Finance Corp.	6.875%		9/1/2027	1,271,000	1,233,477
Weatherford International Ltd.†	8.625%		4/30/2030	2,101,000	2,118,943
Total					6,490,316

Packaging & Containers 1.15%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	3.25%		9/1/2028	444,000	370,708
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(d)	4.125%		8/15/2026	1,189,000	1,087,979
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(d)	5.25%		8/15/2027	635,000	530,746
Ball Corp.	6.875%		3/15/2028	1,541,000	1,551,950
LABL, Inc.†	6.75%		7/15/2026	989,000	959,649
LABL, Inc.†	10.50%		7/15/2027	694,000	653,288
Mauser Packaging Solutions Holding Co.†	7.875%		8/15/2026	1,904,000	1,839,037
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	1,124,000	984,034
Owens-Brockway Glass Container, Inc.†	7.25%		5/15/2031	1,087,000	1,063,901
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC†	4.00%		10/15/2027	1,111,000	987,235
Sealed Air Corp.†	6.875%		7/15/2033	1,060,000	1,030,945
Trivium Packaging Finance BV (Netherlands)†(d)	5.50%		8/15/2026	1,115,000	1,040,889
Total					12,100,361

Pharmaceuticals 0.44%
BellRing Brands, Inc.†	7.00%		3/15/2030	1,506,000	1,484,892
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	4.125%		4/30/2028	2,458,000	2,138,125
Perrigo Finance Unlimited Co. (Ireland)(d)	4.65%		6/15/2030	1,197,000	1,021,964
Total					4,644,981

Pipelines 2.88%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(d)	4.60%		11/2/2047	1,127,000	976,940
AI Candelaria Spain SA (Spain)†(d)	5.75%		6/15/2033	1,646,000	1,166,435
AI Candelaria Spain SA (Spain)†(d)	7.50%		12/15/2028	1,148,337	1,048,057
Buckeye Partners LP	9.627% (3 mo. USD LIBOR + 4.02%)	#	1/22/2078	1,532,000	1,259,565
Cheniere Energy Partners LP	3.25%		1/31/2032	1,350,000	1,074,469

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Colonial Enterprises, Inc.†	3.25%	5/15/2030	$1,241,000	$1,070,021
Columbia Pipelines Operating Co. LLC†	5.927%	8/15/2030	651,000	642,984
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%	6/15/2031	2,373,000	2,106,045
DT Midstream, Inc.†	4.30%	4/15/2032	1,293,000	1,101,920
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(d)	3.25%	9/30/2040	985,000	720,022
Greensaif Pipelines Bidco Sarl (Luxembourg)†(d)	6.129%	2/23/2038	1,131,000	1,105,329
Hess Midstream Operations LP†	5.125%	6/15/2028	918,000	845,382
Kinder Morgan, Inc.	5.20%	6/1/2033	1,059,000	980,154
Magellan Midstream Partners LP	3.95%	3/1/2050	913,000	612,154
NGPL PipeCo LLC†	3.25%	7/15/2031	1,530,000	1,218,389
NGPL PipeCo LLC†	4.875%	8/15/2027	852,000	804,753
Oleoducto Central SA (Colombia)(d)	4.00%	7/14/2027	1,056,000	941,937
ONEOK, Inc.	4.45%	9/1/2049	1,063,000	765,774
ONEOK, Inc.	6.05%	9/1/2033	1,596,000	1,568,898
Sabal Trail Transmission LLC†	4.246%	5/1/2028	1,125,000	1,055,369
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031	1,293,000	1,062,369
Venture Global Calcasieu Pass LLC†	6.25%	1/15/2030	1,144,000	1,092,388
Venture Global LNG, Inc.†	8.125%	6/1/2028	659,000	652,985
Venture Global LNG, Inc.†	8.375%	6/1/2031	1,186,000	1,167,074
Western Midstream Operating LP	4.05%	2/1/2030	3,702,000	3,239,925
Western Midstream Operating LP	6.35%	1/15/2029	552,000	553,652
Williams Cos., Inc.	5.65%	3/15/2033	1,485,000	1,435,758
Total				30,268,748

REITS 1.34%
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030	1,272,000	1,080,246
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	1,278,000	1,065,285
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	1,000,000	959,781
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032	1,095,000	962,134
Rayonier LP	2.75%	5/17/2031	2,532,000	1,958,010
Retail Opportunity Investments Partnership LP	6.75%	10/15/2028	1,147,000	1,132,874
SBA Communications Corp.	3.875%	2/15/2027	2,607,000	2,391,103
Service Properties Trust	7.50%	9/15/2025	672,000	660,983
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	1,328,000	1,283,658
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	2,948,000	2,618,708
Total				14,112,782

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Retail 2.02%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	4.00%	10/15/2030		$1,294,000	$1,076,794
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	4.375%	1/15/2028		1,166,000	1,052,086
Advance Auto Parts, Inc.	3.90%	4/15/2030		1,262,000	1,024,900
Asbury Automotive Group, Inc.†	4.625%	11/15/2029		1,710,000	1,470,951
Bath & Body Works, Inc.	5.25%	2/1/2028		1,060,000	982,211
Bath & Body Works, Inc.†	6.625%	10/1/2030		876,000	822,196
Beacon Roofing Supply, Inc.†	6.50%	8/1/2030		564,000	547,181
Gap, Inc.†	3.875%	10/1/2031		1,579,000	1,111,283
LBM Acquisition LLC†	6.25%	1/15/2029		902,000	740,546
Murphy Oil USA, Inc.†	3.75%	2/15/2031		1,934,000	1,580,976
Murphy Oil USA, Inc.	4.75%	9/15/2029		1,500,000	1,354,200
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026		681,000	639,757
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		985,000	863,503
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		1,697,000	1,583,273
SRS Distribution, Inc.†	4.625%	7/1/2028		1,478,000	1,278,808
Stonegate Pub Co. Financing 2019 PLC(e)	8.00%	7/13/2025	GBP	550,000	628,397
Stonegate Pub Co. Financing 2019 PLC(e)	8.25%	7/31/2025	GBP	1,860,000	2,153,924
Tiffany & Co.	4.90%	10/1/2044		$1,466,000	1,271,892
White Cap Buyer LLC†	6.875%	10/15/2028		1,214,000	1,074,433
Total					21,257,311

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(f)	6.875%	6/15/2011		1,250,000	–	(g)(h)

Semiconductors 0.70%
Entegris Escrow Corp.†	4.75%	4/15/2029		1,215,000	1,093,395
Marvell Technology, Inc.	5.95%	9/15/2033		1,107,000	1,087,145
ON Semiconductor Corp.†	3.875%	9/1/2028		3,036,000	2,691,293
Qorvo, Inc.	4.375%	10/15/2029		1,083,000	953,648
SK Hynix, Inc. (South Korea)(d)	6.50%	1/17/2033		1,564,000	1,530,489
Total					7,355,970

Shipbuilding 0.19%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030		2,251,000	2,037,090

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software 1.75%
AthenaHealth Group, Inc.†	6.50%	2/15/2030	$1,929,000	$1,615,812
Clarivate Science Holdings Corp.†	4.875%	7/1/2029	1,153,000	984,163
Cloud Software Group, Inc.†	6.50%	3/31/2029	1,610,000	1,425,399
Cloud Software Group, Inc.†	9.00%	9/30/2029	3,442,000	2,995,868
Intuit, Inc.	5.50%	9/15/2053	1,062,000	1,019,677
MSCI, Inc.†	3.25%	8/15/2033	1,483,000	1,143,495
MSCI, Inc.†	3.875%	2/15/2031	3,447,000	2,924,884
MSCI, Inc.†	4.00%	11/15/2029	1,699,000	1,494,436
PTC, Inc.†	4.00%	2/15/2028	1,003,000	900,032
ROBLOX Corp.†	3.875%	5/1/2030	2,388,000	1,919,089
Roper Technologies, Inc.	1.75%	2/15/2031	1,352,000	1,026,645
Workday, Inc.	3.80%	4/1/2032	1,079,000	925,531
Total				18,375,031

Telecommunications 1.98%
Altice France SA (France)†(d)	5.50%	10/15/2029	1,383,000	996,569
Altice France SA (France)†(d)	8.125%	2/1/2027	2,251,000	1,999,048
Connect Finco Sarl/Connect U.S. Finco LLC (Luxembourg)†(d)	6.75%	10/1/2026	1,264,000	1,180,510
Frontier Communications Holdings LLC†	5.875%	10/15/2027	2,402,000	2,186,825
Frontier Communications Holdings LLC†	8.75%	5/15/2030	2,295,000	2,181,456
Hughes Satellite Systems Corp.	5.25%	8/1/2026	1,111,000	1,000,383
Lumen Technologies, Inc.†	4.00%	2/15/2027	1,741,000	1,148,755
NTT Finance Corp. (Japan)†(d)	4.372%	7/27/2027	1,148,000	1,106,280
Sprint Capital Corp.	6.875%	11/15/2028	4,646,000	4,801,043
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.25%	1/31/2031	3,935,000	3,137,296
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.75%	7/15/2031	1,253,000	1,013,762
Total				20,751,927

Transportation 0.18%
Central Japan Railway Co. (Japan)†(d)	4.25%	11/24/2045	1,524,000	1,208,176
Rand Parent LLC†	8.50%	2/15/2030	777,000	719,728
Total				1,927,904

Trucking & Leasing 0.15%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	1,770,000	1,606,587
Total Corporate Bonds (cost $ 814,851,589)				757,610,680

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
FLOATING RATE LOANS(j) 4.05%

Aerospace/Defense 0.24%
Alloy Finco Ltd. 2020 USD Term Loan B2 (Jersey)(d)	11.812% (3 mo. USD LIBOR + 6.50%)	3/6/2024		$656,228	$641,134
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(d)	0.50%	3/6/2025		1,439,492	1,386,411
Bleriot U.S. Bidco, Inc. 2023 Term Loan B	–(b)	10/31/2028		520,469	521,723
Total					2,549,268

Automotive 0.11%
DexKo Global, Inc. 2021 USD Term Loan B	9.40% (3 mo. USD Term SOFR + 3.75%)	10/4/2028		1,148,819	1,123,688

Beverages 0.10%
Sunshine Investments BV 2022 USD Term Loan (Netherlands)(d)	9.615% (3 mo. USD Term SOFR + 4.25%)	7/12/2029		1,084,115	1,086,147

Building Materials 0.08%
CP Atlas Buyer, Inc. 2021 Term Loan B	–(b)	11/23/2027		895,842	847,503

Chemicals 0.01%
IRIS Holdings Inc. Term Loan	10.219% (3 mo. USD Term SOFR + 4.75%)	6/28/2028		136,044	127,050

Commercial Services 0.11%
Mavis Tire Express Services Corp. 2021 Term Loan B	–(b)	5/4/2028		1,143,388	1,141,959

Construction & Engineering 0.10%
Brand Industrial Services, Inc. 2023 Term Loan B	10.87% (3 mo. USD Term SOFR + 5.50%)	8/1/2030		1,070,823	1,046,141

Diversified Capital Goods 0.12%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(e)	7.28% (3 mo. EURIBOR + 3.50%)	3/16/2029	EUR	1,162,111	1,218,020

Electric 0.00%
Helix Gen Funding LLC 2023 Term Loan	10.06% (3 mo. USD Term SOFR + 4.75%)	12/31/2027		$393	393

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Electric: Generation 0.34%
Astoria Energy LLC 2020 Term Loan B	8.931% (1 mo. USD Term SOFR + 3.50%)	12/10/2027		$2,174,901	$2,179,175
EFS Cogen Holdings I LLC 2020 Term Loan B	9.16% (3 mo. USD Term SOFR + 3.50%)	10/1/2027		1,189,335	1,185,452
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	7.152% (3 mo. USD Term SOFR + 1.50%)	7/28/2028		129,376	66,952
Frontera Generation Holdings LLC 2021 Term Loan	18.652% (3 mo. USD Term SOFR + 13.00%)	7/28/2026		133,293	140,625
Total					3,572,204

Energy 0.20%
CQP Holdco LP 2021 Term Loan B	8.99% (1 mo. USD Term SOFR + 3.50% SOFR + 3.50%) (3 mo. USD Term SOFR + 3.50%)	6/5/2028		1,142,798	1,145,267
Medallion Midland Acquisition LLC 2021 Term Loan	–(b)	10/18/2028		961,371	964,014
Total					2,109,281

Entertainment 0.05%
Formula One Holdings Ltd. Term Loan B (Luxembourg)(d)	8.316% (1 mo. USD Term SOFR)	1/15/2030		137,688	137,843
Vue International Bidco PLC 2022 EUR Term Loan(e)	12.072% (6 mo. EURIBOR + 8.00%)	6/30/2027	EUR	113,307	117,099
Vue International Bidco PLC 2023 EUR PIK Term Loan 6.50%(e)	4.859% - 6.50%	12/31/2027	EUR	646,128	326,759
Total					581,701

Gas Distribution 0.11%
Freeport LNG Investments LLLP Term Loan B	9.088% (3 mo. USD Term SOFR + 3.50%)	12/21/2028		$1,145,822	1,136,873
Health Care Products 0.21%
Bausch & Lomb Corp. Term Loan (Canada)(d)	8.755% (3 mo. USD Term SOFR + 3.25%)	5/10/2027		2,272,446	2,213,112

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Healthcare 0.21%
Athenahealth Group, Inc. 2022 Term Loan B	8.57% (1 mo. USD Term SOFR + 3.25%)	2/15/2029	$1,074,933	$1,057,804
eResearchTechnology, Inc. 2020 1st Lien Term Loan	9.931% (1 mo. USD Term SOFR + 4.50%)	2/4/2027	1,144,872	1,125,655
Total				2,183,459

Information Technology 0.43%
Banff Merger Sub, Inc. 2021 USD Term Loan	9.181% (1 mo. USD Term SOFR + 3.75%)	10/2/2025	1,093,540	1,093,688
Cloud Software Group, Inc. 2022 USD Term Loan B	9.99% (3 mo. USD Term SOFR + 4.50%)	3/30/2029	1,177,818	1,134,569
MKS Instruments, Inc. 2022 USD Term Loan B	8.166% (1 mo. USD Term SOFR + 2.75%)	8/17/2029	1,144,939	1,146,267
Proofpoint, Inc. 1st Lien Term Loan	8.681% (1 mo. USD Term SOFR + 3.25%)	8/31/2028	1,146,093	1,138,053
Total				4,512,577

Insurance 0.15%
HUB International Ltd. 2023 Term Loan B	9.58% (3 mo. USD Term SOFR + 4.25%)	6/20/2030	1,147,400	1,151,823
USI, Inc. 2023 Acquisition Term Loan	–(b)	9/14/2030	344,750	344,319
USI, Inc. 2023 Refi Term Loan	–(b)	9/14/2030	114,916	114,773
Total				1,610,915

Investment Management Companies 0.07%
GIP Pilot Acquisition Partners LP Term Loan	–(b)	9/18/2030	719,000	718,101

Lodging 0.11%
Four Seasons Hotels Ltd. 2023 Term Loan B (Canada)(d)	7.916% (1 mo. USD Term SOFR + 2.50%)	11/30/2029	1,142,288	1,146,012

Machinery: Diversified 0.23%
Chart Industries, Inc. 2023 Term Loan B	–(b)	3/15/2030	137,343	137,686
CPM Holdings, Inc. 2023 Term Loan	–(b)	9/22/2028	398,000	397,628
LSF12 Badger Bidco LLC Term Loan B	11.316% (3 mo. USD Term SOFR + 6.00%)	8/30/2030	746,435	746,435
SPX Flow, Inc. 2022 Term Loan	–(b)	4/5/2029	1,147,400	1,146,488
Total				2,428,237

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Manufacturing 0.10%
Madison IAQ LLC Term Loan	8.69% (1 mo. USD Term SOFR + 3.25%)	6/21/2028	$1,115,614	$1,099,371

Media 0.14%
Virgin Media Bristol LLC 2023 USD Term Loan Y	–(b)	3/31/2031	1,490,000	1,457,011

Metal Fabricate/Hardware 0.10%
Tank Holding Corp. 2022 Term Loan	11.17% (1 mo. USD Term SOFR + 5.75%)	3/31/2028	1,037,566	1,009,199

Oil & Gas 0.16%
Par Petroleum LLC 2023 Term Loan B	9.772% (3 mo. USD Term SOFR + 4.25%)	2/28/2030	1,144,524	1,144,759
Parkway Generation LLC Term Loan B	10.181% (1 mo. USD Term SOFR + 4.75%)	2/18/2029	444,415	444,484
Parkway Generation LLC Term Loan C	10.181% (1 mo. USD Term SOFR + 4.75%)	2/18/2029	58,886	58,896
Total				1,648,139

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan(f)	–(b)	5/16/2024	79,885	10,026	(k)

Real Estate 0.02%
Cushman & Wakefield U.S. Borrower LLC 2023 Term Loan B	9.316% (1 mo. USD Term SOFR + 4.00%)	1/31/2030	261,285	259,652

Retail 0.27%
IRB Holding Corp. 2022 Term Loan B	–(b)	12/15/2027	1,144,924	1,142,113
Restoration Hardware, Inc. Term Loan B	7.931% (1 mo. USD Term SOFR + 2.50%)	10/20/2028	1,797,069	1,731,179
Total				2,873,292

Service 0.02%
AppLovin Corp. 2021 Term Loan B	–(b)	10/25/2028	229,160	229,283

Software 0.09%
Applied Systems, Inc. 2022 Extended 1st Lien Term Loan	–(b)	9/18/2026	687,677	690,559
Quartz Acquireco LLC Term Loan B	8.818% (1 mo. USD Term SOFR + 3.50%)	6/28/2030	229,801	229,801
Total				920,360

Software/Services 0.17%
Peraton Corp. Term Loan B	–(b)	2/1/2028	1,739,747	1,738,303
Total Floating Rate Loans (cost $42,946,710)				42,597,277

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 3.66%

Angola 0.22%
Angolan Government International Bonds(d)	9.375%	5/8/2048		$3,148,000	$2,330,464

Argentina 0.16%
Argentina Government International Bonds(d)	0.75%(l)	7/9/2030		5,764,869	1,653,550

Brazil 0.20%
Brazil Notas do Tesouro Nacional(e)	10.00%	1/1/2029	BRL	11,000,000	2,091,090

Colombia 0.15%
Colombia Government International Bonds(d)	8.00%	4/20/2033		$1,575,000	1,557,885

Costa Rica 0.24%
Costa Rica Government International Bonds†(d)	7.158%	3/12/2045		2,596,000	2,512,432

Dominican Republic 0.34%
Dominican Republic International Bonds†(d)	6.00%	2/22/2033		4,070,000	3,604,025

Ecuador 0.14%
Ecuador Government International Bonds†(d)	6.00%(l)	7/31/2030		2,898,694	1,488,192

El Salvador 0.20%
El Salvador Government International Bonds(d)	8.625%	2/28/2029		2,498,000	2,049,315

Gabon 0.08%
Gabon Government International Bonds(d)	6.95%	6/16/2025		444,000	397,380
Gabon Government International Bonds(d)	6.95%	6/16/2025		463,000	414,385
Total					811,765

Jordan 0.15%
Jordan Government International Bonds†(d)	7.50%	1/13/2029		1,625,000	1,591,005

Mexico 0.33%
Mexico Bonos(e)	7.50%	5/26/2033	MXN	70,000,000	3,414,225

Senegal 0.19%
Senegal Government International Bonds†(d)	6.25%	5/23/2033		$2,529,000	2,033,771

Serbia 0.20%
Serbia International Bonds†(d)	6.25%	5/26/2028		2,144,000	2,104,968

South Africa 0.22%
Republic of South Africa Government International Bonds(d)	4.30%	10/12/2028		2,688,000	2,331,797

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Sri Lanka 0.11%
Sri Lanka Government International Bonds†(d)(f)	5.875%	7/25/2022		$2,340,000	$1,148,975

Turkey 0.52%
Turkey Government International Bonds(d)	5.125%	2/17/2028		4,668,000	4,174,826
Turkey Government International Bonds(d)	9.375%	3/14/2029		1,300,000	1,335,451
Total					5,510,277

Uruguay 0.21%
Uruguay Government International Bonds(e)	9.75%	7/20/2033	UYU	82,483,888	2,163,859
Total Foreign Government Obligations (cost $41,077,943)					38,397,595

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 10.48%
Federal Home Loan Mortgage Corp.	5.00%	7/1/2052		$2,210,699	2,107,520
Federal National Mortgage Association	5.00%	7/1/2052		2,978,597	2,842,950
Government National Mortgage Association(m)	3.00%	TBA		7,324,000	6,209,379
Government National Mortgage Association(m)	3.50%	TBA		3,025,000	2,650,420
Government National Mortgage Association(m)	4.00%	TBA		5,624,000	5,071,046
Government National Mortgage Association(m)	4.50%	TBA		5,807,000	5,367,491
Government National Mortgage Association(m)	5.00%	TBA		17,212,000	16,314,384
Government National Mortgage Association(m)	5.50%	TBA		8,992,000	8,726,104
Government National Mortgage Association(m)	6.00%	TBA		11,801,000	11,687,230
Government National Mortgage Association(m)	6.50%	TBA		4,735,000	4,759,045
Uniform Mortgage-Backed Security(m)	4.00%	TBA		7,128,000	6,349,430
Uniform Mortgage-Backed Security(m)	4.50%	TBA		3,697,000	3,395,142
Uniform Mortgage-Backed Security(m)	5.00%	TBA		1,361,000	1,324,848
Uniform Mortgage-Backed Security(m)	5.50%	TBA		13,085,000	12,732,202
Uniform Mortgage-Backed Security(m)	6.00%	TBA		13,555,000	13,440,965
Uniform Mortgage-Backed Security(m)	6.50%	TBA		7,063,000	7,093,797
Total Government Sponsored Enterprises Pass-Throughs (cost $111,570,353)					110,071,953

MUNICIPAL BONDS 0.42%

Government 0.10%
Foothill-Eastern Transportation Corridor Agency CA	4.094%	1/15/2049		1,292,000	989,150

Miscellaneous 0.22%
Dallas Convention Center Hotel Development Corp. TX	7.088%	1/1/2042		1,210,000	1,292,087
New York City Industrial Development Agency NY†	11.00%	3/1/2029		935,000	1,062,027
Total					2,354,114

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Tax Revenue 0.10%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(f)	7.00%		7/1/2045	$1,415,000	$1,024,326
Total Municipal Bonds (cost $5,398,119)					4,367,590

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.87%
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.403% (1 mo. USD Term SOFR + 1.07%)	#	11/15/2034	1,750,000	1,356,383
Benchmark Mortgage Trust Series 2019-B12 Class WMA†	4.388%	#(n)	8/15/2052	1,000,000	725,077
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.879% (1 mo. USD Term SOFR + 1.55%)	#	7/15/2035	2,960,000	2,924,930
BMO Mortgage Trust Series 2023-C5 Class A5	5.765%		6/15/2056	690,000	683,907
BX Commercial Mortgage Trust Series 2020-VIV4 Class A†	2.843%		3/9/2044	829,000	675,567
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	6.147% (1 mo. USD Term SOFR + 0.81%)	#	9/15/2036	2,630,000	2,562,127
BX Trust Series 2021-ARIA Class A†	6.346% (1 mo. USD Term SOFR + 1.01%)	#	10/15/2036	500,000	488,240
BX Trust Series 2022-PSB Class A†	7.783% (1 mo. USD Term SOFR + 2.45%)	#	8/15/2039	990,805	991,771
CF Trust Series 2019-BOSS Class A1†	8.63% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	1,340,000	1,281,211
CIM Trust Series 2020-J1 Class A2†	2.50%	#(n)	7/25/2050	448,113	344,283
CIM Trust Series 2021-J1 Class A1†	2.50%	#(n)	3/25/2051	459,531	349,051
Citigroup Mortgage Loan Trust, Inc. Series 2021-INV2 Class A3A†	2.50%	#(n)	5/25/2051	2,164,455	1,648,119
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(n)	11/27/2051	3,085,503	2,449,700
COMM Mortgage Trust Series 2014-UBS5 Class AM	4.193%	#(n)	9/10/2047	1,161,000	1,121,391
CSMC Trust Series 2021-BPNY Class A†	9.162% (1 mo. USD Term SOFR + 3.83%)	#	8/15/2026	1,960,000	1,705,212
CSMC Trust Series 2021-BRIT Class A†	8.906% (1 mo. USD Term SOFR + 3.57%)	#	5/15/2026	2,703,735	2,423,412
Federal Home Loan Mortgage Corp. STACR REMIC Notes Series 2023-DNA2 Class M1A†	7.415% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	1,204,530	1,217,100

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2020-DNA1 Class B1†	7.729% (30 day USD SOFR Average + 2.41%)	#	1/25/2050	$546,756	$550,327
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2020-DNA2 Class B1†	7.929% (30 day USD SOFR Average + 2.61%)	#	2/25/2050	692,000	695,609
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA3 Class M1†	6.165% (30 day USD SOFR Average + 0.85%)	#	9/25/2041	630,362	616,973
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA2 Class M1B†	7.715% (30 day USD SOFR Average + 2.40%)	#	2/25/2042	800,000	805,582
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA5 Class M1B†	9.815% (30 day USD SOFR Average + 4.50%)	#	6/25/2042	587,000	631,354
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA3 Class M1A†	7.615% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	1,529,749	1,554,674
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA3 Class M1B†	8.865% (30 day USD SOFR Average + 3.55%)	#	8/25/2042	1,570,000	1,626,356
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2022-HQA2 Class M1B†	9.315% (30 day USD SOFR Average + 4.00%)	#	7/25/2042	380,000	395,825
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA2 Class M1B†	8.565% (30 day USD SOFR Average + 3.25%)	#	4/25/2043	2,200,000	2,275,068
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01 Class 1B2†	11.315% (30 day USD SOFR Average + 6.00%)	#	12/25/2041	1,100,000	1,112,120
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M2†	9.215% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	900,000	941,781
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M2†	8.015% (30 day USD SOFR Average + 2.70%)	#	7/25/2043	500,000	503,848

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	9.529% (30 day USD SOFR Average + 4.21%)	#	7/25/2039	$960,747	$993,603
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.515% (30 day USD SOFR Average + 1.20%)	#	1/25/2042	727,515	723,093
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.865% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	1,058,160	1,078,539
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.715% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	2,458,705	2,502,297
Flagstar Mortgage Trust Series 2021-8INV Class A3†	2.50%	#(n)	9/25/2051	541,284	411,148
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class C†	7.497% (1 mo. USD Term SOFR + 2.16%)	#	11/15/2036	770,000	738,762
GS Mortgage Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(n)	6/25/2051	981,966	745,882
GS Mortgage Securities Corp. Trust Series 2021-PJ5 Class A2†	2.50%	#(n)	10/25/2051	329,944	250,619
GS Mortgage Securities Corp. Trust Series 2021-RENT Class G†	11.147% (1 mo. USD Term SOFR + 5.81%)	#	11/21/2035	98,975	10,640
GS Mortgage Securities Corp. Trust Series 2021-RSMZ Class MZ†	14.947% (1 mo. USD Term SOFR + 9.61%)	#	6/15/2026	4,000,000	40,000	(h)
GS Mortgage Securities Corp. Trust Series 2022-ECI Class B†	8.276% (1 mo. USD Term SOFR + 2.94%)	#	8/15/2039	1,180,000	1,179,750
GS Mortgage Securities Corp. Trust Series 2023-FUN Class A†	7.424% (1 mo. USD Term SOFR + 2.09%)	#	3/15/2028	2,090,000	2,073,603
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ6 Class A8†	2.50%	#(n)	11/25/2051	760,559	644,094
GS Mortgage-Backed Securities Trust Series 2021-PJ6 Class A2†	2.50%	#(n)	11/25/2051	1,131,383	859,376
GS Mortgage-Backed Securities Trust Series 2021-PJ7 Class A2†	2.50%	#(n)	1/25/2052	718,860	546,032
Hilton Orlando Trust Series 2018-ORL Class A†	6.399% (1 mo. USD Term SOFR + 1.07%)	#	12/15/2034	747,000	739,856

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HPLY Trust Series 2019-HIT Class A†	6.443% (1 mo. USD Term SOFR + 1.11%)	#	11/15/2036	$1,065,830	$1,057,738
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class B†	6.439% (1 mo. USD Term SOFR + 1.11%)	#	4/15/2037	1,757,303	1,603,201
JP Morgan Mortgage Trust Series 2020-7 Class A3†	3.00%	#(n)	1/25/2051	465,816	370,989
JP Morgan Mortgage Trust Series 2021-12 Class A3†	2.50%	#(n)	2/25/2052	580,179	440,692
JP Morgan Mortgage Trust Series 2021-7 Class A3†	2.50%	#(n)	11/25/2051	369,204	280,440
JP Morgan Mortgage Trust Series 2021-INV5 Class A2†	3.00%	#(n)	12/25/2051	419,964	336,438
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(n)	5/25/2052	2,041,725	1,626,089
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(n)	10/25/2052	908,479	719,014
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	12.148% (1 mo. USD Term SOFR + 6.81%)	#	8/15/2033	2,110,000	1,852,844
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.627% (1 mo. USD Term SOFR + 1.30%)	#	5/15/2039	1,400,000	1,376,729
SHOW Trust Series 2022-BIZ Class A†	8.314% (1 mo. USD Term SOFR + 2.98%)	#	1/15/2027	3,850,000	3,859,585
Total Non-Agency Commercial Mortgage-Backed Securities (cost $68,370,984)					61,718,051

	Dividend Rate			Shares
PREFERRED STOCKS 0.11%

Transportation Infrastructure
ACBL Holdings Corp.	Zero Coupon			9,765	229,477
ACBL Holdings Corp.	Zero Coupon			16,904	929,720
Total Preferred Stocks (cost $666,725)					1,159,197

	Exercise Price		Expiration Date
RIGHTS 0.00%

Cosmetics/Personal Care
Revlon, Inc.* (cost $48,886)	Zero Coupon		12/31/2099	148,512	–	(g)
Total Long-Term Investments (cost $1,213,928,790)					1,144,101,062

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.50%

Repurchase Agreements 1.50%
Repurchase Agreement dated 9/29/2023, 5.300% due 10/2/2023 with Barclays Capital, Inc. collateralized by $5,689,000 of U.S. Treasury Note at 0.875% due 9/30/2026; value: $5,099,193; proceeds: $5,001,417 (cost $4,999,209)	$4,999,209	$4,999,209
Repurchase Agreement dated 9/29/2023, 2.800% due 10/2/2023 with Fixed Income Clearing Corp. collateralized by $11,197,600 of U.S. Treasury Note at 3.625% due 5/15/2026; value: $10,999,664; proceeds: $10,786,482 (cost $10,783,966)	10,783,966	10,783,966
Total Repurchase Agreements (cost $15,783,175)		15,783,175
Total Investments in Securities 110.40% (cost $1,229,711,965)		1,159,884,237
Other Assets and Liabilities – Net(o) (10.40)%		(109,229,411)
Net Assets 100.00%		$1,050,654,826

BRL	Brazilian Real.
EUR	Euro.
GBP	British Pound.
MXN	Mexican Peso.
UYU	Uruguayan Peso.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $582,449,461, which represents 55.44% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.
(b)	Interest Rate to be determined.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

(d)	Foreign security traded in U.S. dollars.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Defaulted (non-income producing security).
(g)	Amount is less than $1.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2023.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Step Bond – Security with a predetermined schedule of interest rate changes.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at September 30, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$1,392,911	$64,929	(1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	2,807,089	130,714
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	4,373,000	53,411
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$249,054

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	$6,000,000		$(10,968)

(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $58,482, which Includes upfront payment of $6,447. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

Forward Foreign Currency Exchange Contracts at September 30, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Goldman Sachs	12/13/2023	844,000	$889,410	$895,182	$5,772
British pound	Sell	Toronto Dominion Bank	12/8/2023	3,441,000	4,303,525	4,200,003	103,522
Canadian dollar	Sell	J.P. Morgan	11/20/2023	685,000	511,134	504,660	6,474
Canadian dollar	Sell	Morgan Stanley	11/20/2023	1,330,000	1,013,006	979,850	33,156
Canadian dollar	Sell	Morgan Stanley	11/20/2023	694,000	520,478	511,290	9,188
Canadian dollar	Sell	State Street Bank and Trust	11/20/2023	434,000	321,208	319,741	1,467
Euro	Sell	Morgan Stanley	12/13/2023	272,000	291,088	288,495	2,593
Euro	Sell	Toronto Dominion Bank	12/13/2023	7,012,000	7,568,578	7,437,225	131,353
Swiss franc	Sell	Morgan Stanley	11/22/2023	843,000	969,364	925,876	43,488
Swiss franc	Sell	Morgan Stanley	11/22/2023	59,000	66,203	64,800	1,403
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$338,416

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	12/13/2023	455,000	$483,313	$482,592	$(721)

Futures Contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2023	900	Short	$(98,801,845)	$(97,256,250)	$1,545,595
U.S. 10-Year Ultra Treasury Bond	December 2023	61	Short	(6,819,109)	(6,805,313)	13,796
U.S. Long Bond	December 2023	111	Short	(13,134,656)	(12,629,718)	504,938
U.S. Ultra Treasury Bond	December 2023	102	Short	(12,610,694)	(12,106,125)	504,569
Total Unrealized Appreciation on Futures Contracts						$2,568,898

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2023	275	Short	$(55,725,970)	$(55,745,508)	$(19,538)
U.S. 5-Year Treasury Note	December 2023	21	Short	(2,208,651)	(2,212,547)	(3,896)
Total Unrealized Depreciation on Futures Contracts						$(23,434)

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2023

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$23,674,563	$1,303,250		$24,977,813
Remaining Industries	–	21,189,676	–		21,189,676
Common Stocks
Automobile Components	–	748,617	–		748,617
Electric-Generation	–	687	–		687
Miscellaneous Financials	–	521,018	–		521,018
Personal Care Products	–	1,110,257	–		1,110,257
Specialty Retail	2,355,203	377,977	–		2,733,180
Textiles, Apparel & Luxury Goods	1,195,147	3,097,349	–		4,292,496
Transportation Infrastructure	–	–	165,780		165,780
Remaining Industries	72,439,195	–	–		72,439,195
Corporate Bonds
Banks	–	43,281,448	–	(3)	43,281,448
Mining	–	16,577,400	–	(4)	16,577,400
Savings & Loans	–	–	–	(3)	–	(3)
Remaining Industries	–	697,751,832	–		697,751,832
Floating Rate Loans
Personal & Household Products	–	–	10,026		10,026
Remaining Industries	–	42,587,251	–		42,587,251
Foreign Government Obligations	–	38,397,595	–		38,397,595
Government Sponsored Enterprises Pass-Throughs	–	110,071,953	–		110,071,953
Municipal Bonds	–	4,367,590	–		4,367,590
Non-Agency Commercial Mortgage-Backed Securities	–	61,678,051	40,000		61,718,051
Preferred Stocks	–	1,159,197	–		1,159,197
Rights	–	–	–	(3)	–	(3)
Short-Term Investments
Repurchase Agreements	–	15,783,175	–		15,783,175
Total	$75,989,545	$1,082,375,636	$1,519,056		$1,159,884,237

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

BOND DEBENTURE PORTFOLIO September 30, 2023

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$249,054	$–	$249,054
Liabilities	–	(10,968)	–	(10,968)
Forward Foreign Currency Exchange Contracts
Assets	–	338,416	–	338,416
Liabilities	–	(721)	–	(721)
Futures Contracts
Assets	2,568,898	–	–	2,568,898
Liabilities	(23,434)	–	–	(23,434)
Total	$2,545,464	$575,781	$–	$3,121,245

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount is less than $1.
(4)	Includes securities with zero market value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)

DEVELOPING GROWTH PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.60%

COMMON STOCKS 98.60%

Aerospace & Defense 2.87%
AeroVironment, Inc.*	9,255	$1,032,210
Axon Enterprise, Inc.*	3,822	760,540
Total		1,792,750

Beverages 1.08%
Celsius Holdings, Inc.*	3,942	676,447

Biotechnology 8.32%
Akero Therapeutics, Inc.*	13,186	666,948
Arcellx, Inc.*	15,186	544,874
Bridgebio Pharma, Inc.*	17,006	448,448
Cytokinetics, Inc.*	11,148	328,420
Karuna Therapeutics, Inc.*	1,799	304,193
Krystal Biotech, Inc.*	10,402	1,206,632
Natera, Inc.*	11,632	514,716
Sarepta Therapeutics, Inc.*	4,505	546,096
Xenon Pharmaceuticals, Inc. (Canada)*(a)	18,564	634,146
Total		5,194,473

Broadline Retail 2.30%
Global-e Online Ltd. (Israel)*(a)	36,129	1,435,766

Building Products 3.53%
AAON, Inc.	10,701	608,566
Hayward Holdings, Inc.*	38,634	544,739
Trex Co., Inc.*	17,090	1,053,257
Total		2,206,562

Capital Markets 1.00%
Piper Sandler Cos.	4,290	623,380

Commercial Services & Supplies 3.64%
Clean Harbors, Inc.*	3,392	567,685
MSA Safety, Inc.	6,033	951,103
Tetra Tech, Inc.	4,964	754,677
Total		2,273,465

Communications Equipment 1.33%
Extreme Networks, Inc.*	34,257	829,362

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Construction & Engineering 4.52%
Comfort Systems USA, Inc.	6,239	$1,063,188
EMCOR Group, Inc.	5,391	1,134,212
Sterling Infrastructure, Inc.*	8,508	625,168
Total		2,822,568

Diversified Consumer Services 3.11%
Duolingo, Inc.*	11,719	1,943,831

Electrical Equipment 4.10%
EnerSys	8,986	850,705
NEXTracker, Inc. Class A*	22,772	914,523
nVent Electric PLC (United Kingdom)(a)	14,990	794,320
Total		2,559,548

Electronic Equipment, Instruments & Components 0.52%
Novanta, Inc.*	2,255	323,457

Energy Equipment & Services 0.71%
TechnipFMC PLC (United Kingdom)(a)	21,767	442,741

Entertainment 1.64%
Roku, Inc.*	14,546	1,026,802

Financial Services 6.61%
AvidXchange Holdings, Inc.*	77,607	735,715
Flywire Corp.*	44,434	1,417,000
Remitly Global, Inc.*	78,450	1,978,509
Total		4,131,224

Food Products 0.95%
Freshpet, Inc.*	9,019	594,172

Ground Transportation 2.63%
Saia, Inc.*	2,636	1,050,842
XPO, Inc.*	7,888	588,918
Total		1,639,760

Health Care Equipment & Supplies 6.14%
Glaukos Corp.*	15,767	1,186,467
Inspire Medical Systems, Inc.*	2,154	427,440
iRhythm Technologies, Inc.*	3,828	360,827
RxSight, Inc.*	20,769	579,247

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Health Care Equipment & Supplies (continued)
Shockwave Medical, Inc.*	3,550	$706,805
TransMedics Group, Inc.*	10,449	572,083
Total		3,832,869

Health Care Providers & Services 0.65%
Guardant Health, Inc.*	13,716	406,542

Hotels, Restaurants & Leisure 2.55%
Cava Group, Inc.*(b)	13,661	418,436
Shake Shack, Inc. Class A*	10,486	608,922
Wingstop, Inc.	3,140	564,698
Total		1,592,056

Leisure Products 1.08%
YETI Holdings, Inc.*	14,041	677,057

Life Sciences Tools & Services 2.31%
10X Genomics, Inc. Class A*	15,583	642,799
Pacific Biosciences of California, Inc.*	54,498	455,058
Quanterix Corp.*	12,660	343,592
Total		1,441,449

Media 0.79%
Integral Ad Science Holding Corp.*	41,695	495,754

Personal Care Products 3.62%
BellRing Brands, Inc.*	17,703	729,895
elf Beauty, Inc.*	6,082	667,986
Inter Parfums, Inc.	4,216	566,377
Oddity Tech Ltd. Class A (Israel)*(a)	10,494	297,505
Total		2,261,763

Pharmaceuticals 2.38%
Intra-Cellular Therapies, Inc.*	11,890	619,350
Ventyx Biosciences, Inc.*	25,021	868,979
Total		1,488,329

Professional Services 1.42%
Upwork, Inc.*	23,417	266,017
Verra Mobility Corp.*	33,096	618,895
Total		884,912

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 5.71%
Aehr Test Systems*	10,701	$489,036
Allegro MicroSystems, Inc.*	16,875	538,988
Lattice Semiconductor Corp.*	14,599	1,254,492
Rambus, Inc.*	23,061	1,286,573
Total		3,569,089

Software 19.52%
Agilysys, Inc.*	5,832	385,845
Appfolio, Inc. Class A*	3,904	712,988
Appian Corp. Class A*	7,081	322,964
Confluent, Inc. Class A*	38,025	1,125,920
CyberArk Software Ltd. (Israel)*(a)	5,748	941,350
Descartes Systems Group, Inc. (Canada)*(a)	7,175	526,502
DoubleVerify Holdings, Inc.*	22,509	629,127
Five9, Inc.*	11,166	717,974
Freshworks, Inc. Class A*	32,562	648,635
Gitlab, Inc. Class A*	10,083	455,953
Guidewire Software, Inc.*	3,475	312,750
JFrog Ltd. (Israel)*(a)	23,923	606,687
Manhattan Associates, Inc.*	3,066	606,026
Monday.com Ltd. (Israel)*(a)	6,121	974,586
Samsara, Inc. Class A*	41,640	1,049,744
SPS Commerce, Inc.*	3,933	671,009
Tenable Holdings, Inc.*	21,428	959,974
Varonis Systems, Inc.*	17,839	544,803
Total		12,192,837

Technology Hardware, Storage & Peripherals 1.05%
Super Micro Computer, Inc.*	2,399	657,854

Textiles, Apparel & Luxury Goods 1.03%
Deckers Outdoor Corp.*	1,245	640,042

Trading Companies & Distributors 1.49%
SiteOne Landscape Supply, Inc.*	5,705	932,482
Total Common Stocks (cost $58,991,942)		61,589,343

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(concluded)

DEVELOPING GROWTH PORTFOLIO September 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.84%

Repurchase Agreements 3.64%
Repurchase Agreement dated 9/29/2023, 2.800% due 10/2/2023 with Fixed Income Clearing Corp. collateralized by $2,355,800 of U.S. Treasury Note at 3.625% due 5/15/2026; value: $2,314,157; proceeds: $2,269,275 (cost $2,268,745)	$2,268,745	$2,268,745

	Shares

Money Market Funds 0.18%
Fidelity Government Portfolio(c) (cost $113,328)	113,328	113,328

Time Deposits 0.02%
CitiBank N.A.(c) (cost $12,592)	12,592	12,592
Total Short-Term Investments (cost $2,394,665)		2,394,665
Total Investments in Securities 102.44% (cost $61,386,607)		63,984,008
Other Assets and Liabilities – Net (2.44)%		(1,522,187)
Net Assets 100.00%		$62,461,821

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$61,589,343	$–	$–	$61,589,343
Short-Term Investments
Repurchase Agreements	–	2,268,745	–	2,268,745
Money Market Funds	113,328	–	–	113,328
Time Deposits	–	12,592	–	12,592
Total	$61,702,671	$2,281,337	$–	$63,984,008

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

DIVIDEND GROWTH PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.70%

COMMON STOCKS 99.70%

Aerospace & Defense 1.04%
Northrop Grumman Corp.	3,900	$1,716,741

Banks 2.23%
Bank of America Corp.	134,941	3,694,685

Beverages 2.79%
Coca-Cola Co.	52,968	2,965,149
Pernod Ricard SA(a)	10,005	1,665,731
Total		4,630,880

Biotechnology 2.79%
AbbVie, Inc.	30,999	4,620,711

Capital Markets 6.85%
Ameriprise Financial, Inc.	7,400	2,439,632
Charles Schwab Corp.	20,232	1,110,737
Morgan Stanley	53,800	4,393,846
S&P Global, Inc.	9,300	3,398,313
Total		11,342,528

Chemicals 1.32%
Sherwin-Williams Co.	8,608	2,195,470

Construction Materials 1.95%
CRH PLC (Ireland)(b)	32,290	1,767,232
Vulcan Materials Co.	7,252	1,465,049
Total		3,232,281

Consumer Staples Distribution & Retail 3.88%
Costco Wholesale Corp.	3,720	2,101,651
Walmart, Inc.	27,080	4,330,905
Total		6,432,556

Electric: Utilities 1.62%
NextEra Energy, Inc.	46,830	2,682,891

Electrical Equipment 1.62%
Eaton Corp. PLC	12,559	2,678,583

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Financial Services 4.98%
Jack Henry & Associates, Inc.	8,200	$1,239,348
Mastercard, Inc. Class A	17,730	7,019,484
Total		8,258,832

Ground Transportation 1.89%
Union Pacific Corp.	15,400	3,135,902

Health Care Equipment & Supplies 1.67%
Abbott Laboratories	28,600	2,769,910

Health Care Providers & Services 5.24%
Humana, Inc.	5,190	2,525,039
UnitedHealth Group, Inc.	12,200	6,151,118
Total		8,676,157

Hotels, Restaurants & Leisure 3.53%
Churchill Downs, Inc.	11,114	1,289,669
McDonald’s Corp.	10,574	2,785,614
Starbucks Corp.	19,445	1,774,745
Total		5,850,028

Industrial Conglomerates 1.28%
Honeywell International, Inc.	11,500	2,124,510

Industrial REITS 1.33%
Prologis, Inc.	19,693	2,209,752

Information Technology Services 2.28%
Accenture PLC Class A (Ireland)(b)	12,300	3,777,453

Insurance 3.88%
Allstate Corp.	9,689	1,079,451
Arthur J Gallagher & Co.	9,973	2,273,146
Chubb Ltd. (Switzerland)(b)	12,600	2,623,068
RenaissanceRe Holdings Ltd.	2,337	462,539
Total		6,438,204

Life Sciences Tools & Services 2.43%
Danaher Corp.	7,600	1,885,560
West Pharmaceutical Services, Inc.	5,700	2,138,697
Total		4,024,257

Machinery 1.86%
Parker-Hannifin Corp.	7,898	3,076,429

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Media 2.27%
Comcast Corp. Class A	84,751	$3,757,859

Metals & Mining 1.11%
Reliance Steel & Aluminum Co.	7,000	1,835,610

Oil, Gas & Consumable Fuels 5.22%
Exxon Mobil Corp.	63,493	7,465,507
Marathon Petroleum Corp.	7,800	1,180,452
Total		8,645,959

Pharmaceuticals 4.36%
Eli Lilly & Co.	8,094	4,347,530
Zoetis, Inc.	16,500	2,870,670
Total		7,218,200

Semiconductors & Semiconductor Equipment 8.29%
Analog Devices, Inc.	7,300	1,278,157
Broadcom, Inc.	2,882	2,393,732
Lam Research Corp.	6,261	3,924,207
NVIDIA Corp.	14,100	6,133,359
Total		13,729,455

Software 12.16%
Intuit, Inc.	2,700	1,379,538
Microsoft Corp.	40,400	12,756,300
Oracle Corp.	23,511	2,490,285
Roper Technologies, Inc.	7,258	3,514,904
Total		20,141,027

Specialty Retail 4.97%
Home Depot, Inc.	7,800	2,356,848
Lowe’s Cos., Inc.	11,925	2,478,492
TJX Cos., Inc.	38,200	3,395,216
Total		8,230,556

Technology Hardware, Storage & Peripherals 3.88%
Apple, Inc.	37,541	6,427,395

Textiles, Apparel & Luxury Goods 0.98%
NIKE, Inc. Class B	17,000	1,625,540
Total Common Stocks (cost $153,147,579)		165,180,361

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(concluded)

DIVIDEND GROWTH PORTFOLIO September 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.93%

Repurchase Agreements 0.93%
Repurchase Agreement dated 9/29/2023, 2.800% due 10/2/2023 with Fixed Income Clearing Corp. collateralized by $1,608,400 of U.S. Treasury Note at 3.625% due 5/15/2026; value: $1,579,969; proceeds: $1,549,266 (cost $1,548,905)	$1,548,905	$1,548,905
Total Investments in Securities 100.63% (cost $154,696,484)		166,729,266
Other Assets and Liabilities – Net (0.63)%		(1,051,068)
Net Assets 100.00%		$165,678,198

REITS	Real Estate Investment Trusts.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$2,965,149	$1,665,731	$–	$4,630,880
Remaining Industries	160,549,481	–	–	160,549,481
Short-Term Investments
Repurchase Agreements	–	1,548,905	–	1,548,905
Total	$163,514,630	$3,214,636	$–	$166,729,266

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 100.36%

COMMON STOCKS 100.36%

Aerospace & Defense 1.52%
Lockheed Martin Corp.	8,100	$3,312,576

Air Freight & Logistics 1.02%
Expeditors International of Washington, Inc.	19,410	2,224,968

Automobiles 1.03%
General Motors Co.	68,350	2,253,500

Banks 5.91%
Columbia Banking System, Inc.	82,310	1,670,893
JPMorgan Chase & Co.	50,170	7,275,654
Wells Fargo & Co.	95,920	3,919,291
Total		12,865,838

Beverages 1.50%
Carlsberg AS Class B(a)	25,960	3,273,167

Biotechnology 2.85%
AbbVie, Inc.	26,650	3,972,449
Biogen, Inc.*	8,710	2,238,557
Total		6,211,006

Building Products 3.63%
Allegion PLC (Ireland)(b)	26,990	2,812,358
Masco Corp.	62,380	3,334,211
Masonite International Corp.*	19,020	1,773,044
Total		7,919,613

Capital Markets 6.52%
Ameriprise Financial, Inc.	8,390	2,766,015
Charles Schwab Corp.	79,688	4,374,871
KKR & Co., Inc.	63,090	3,886,344
Morgan Stanley	38,840	3,172,063
Total		14,199,293

Chemicals 1.12%
Avient Corp.	69,210	2,444,497

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Construction & Engineering 1.59%
EMCOR Group, Inc.	16,420	$3,454,604

Consumer Staples Distribution & Retail 3.33%
BJ’s Wholesale Club Holdings, Inc.*	60,483	4,316,672
Target Corp.	26,510	2,931,210
Total		7,247,882

Electric: Utilities 1.45%
FirstEnergy Corp.	31,710	1,083,848
NextEra Energy, Inc.	36,310	2,080,200
Total		3,164,048

Electronic Equipment, Instruments & Components 3.20%
Crane NXT Co.	39,880	2,216,132
Mirion Technologies, Inc.*	308,390	2,303,673
Teledyne Technologies, Inc.*	5,990	2,447,394
Total		6,967,199

Energy Equipment & Services 2.65%
ChampionX Corp.	68,560	2,442,107
TechnipFMC PLC (United Kingdom)(b)	164,100	3,337,794
Total		5,779,901

Financial Services 2.94%
Fiserv, Inc.*	29,640	3,348,134
PayPal Holdings, Inc.*	52,350	3,060,381
Total		6,408,515

Ground Transportation 1.61%
Norfolk Southern Corp.	17,800	3,505,354

Health Care Equipment & Supplies 1.04%
Becton Dickinson & Co.	8,780	2,269,893

Health Care Providers & Services 6.70%
Laboratory Corp. of America Holdings	13,600	2,734,280
Molina Healthcare, Inc.*	14,150	4,639,644
Tenet Healthcare Corp.*	42,970	2,831,293
UnitedHealth Group, Inc.	8,690	4,381,411
Total		14,586,628

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 1.23%
Caesars Entertainment, Inc.*	57,890	$2,683,202

Household Durables 1.42%
Helen of Troy Ltd.*	26,598	3,100,263

Household Products 1.37%
Spectrum Brands Holdings, Inc.	37,990	2,976,517

Industrial REITS 0.87%
Prologis, Inc.	16,860	1,891,861

Insurance 6.86%
Allstate Corp.	37,540	4,182,332
Arch Capital Group Ltd.*	40,040	3,191,588
Arthur J Gallagher & Co.	7,860	1,791,530
Kemper Corp.	48,760	2,049,383
RenaissanceRe Holdings Ltd.	18,896	3,739,896
Total		14,954,729

Interactive Media & Services 2.80%
Alphabet, Inc. Class A*	46,580	6,095,459

Life Sciences Tools & Services 1.27%
Thermo Fisher Scientific, Inc.	5,460	2,763,688

Machinery 2.98%
Crane Co.	29,790	2,646,544
Parker-Hannifin Corp.	9,880	3,848,457
Total		6,495,001

Media 1.50%
Comcast Corp. Class A	73,810	3,272,735

Metals & Mining 0.99%
Reliance Steel & Aluminum Co.	8,210	2,152,908

Oil, Gas & Consumable Fuels 7.51%
Chesapeake Energy Corp.	55,600	4,794,388
Permian Resources Corp.	196,870	2,748,305
Pioneer Natural Resources Co.	14,980	3,438,659
Shell PLC ADR	83,700	5,388,606
Total		16,369,958

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2023

Investments	Shares		Fair Value
Personal Care Products 1.53%
BellRing Brands, Inc.*	80,900		$3,335,507

Pharmaceuticals 1.52%
Organon & Co.	190,300		3,303,608

Professional Services 1.56%
WNS Holdings Ltd. ADR*	49,570		3,393,562

Real Estate Management & Development 1.27%
CBRE Group, Inc. Class A*	37,320		2,756,455

Residential REITS 0.94%
American Homes 4 Rent Class A	60,550		2,039,930

Semiconductors & Semiconductor Equipment 3.19%
KLA Corp.	4,740		2,174,048
Micron Technology, Inc.	46,580		3,168,838
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,520		1,609,388
Total			6,952,274

Software 3.86%
Adobe, Inc.*	8,310		4,237,269
Microsoft Corp.	13,230		4,177,372
Total			8,414,641

Specialty Retail 3.75%
AutoZone, Inc.*	880	(c)	2,235,191
Lowe’s Cos., Inc.	12,650		2,629,176
Valvoline, Inc.	102,350		3,299,764
Total			8,164,131

Technology Hardware, Storage & Peripherals 1.52%
NetApp, Inc.	43,750		3,319,750

Trading Companies & Distributors 2.81%
AerCap Holdings NV (Ireland)*(b)	71,600		4,487,172
MRC Global, Inc.*	159,750		1,637,438
Total			6,124,610
Total Common Stocks (cost $214,573,673)			218,649,271

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.61%

Repurchase Agreements 0.61%
Repurchase Agreement dated 9/29/2023, 2.800% due 10/2/2023 with Fixed Income Clearing Corp. collateralized by $1,368,700 of U.S. Treasury Note at 3.625% due 5/15/2026; value: $1,344,506; proceeds: $1,318,391 (cost $1,318,084)	$1,318,084	$1,318,084
Total Investments in Securities 100.97% (cost $215,891,757)		219,967,355
Other Assets and Liabilities – Net (0.97)%		(2,102,492)
Net Assets 100.00%		$217,864,863

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$3,273,167	$–	$3,273,167
Remaining Industries	215,376,104	–	–	215,376,104
Short-Term Investments
Repurchase Agreements	–	1,318,084	–	1,318,084
Total	$215,376,104	$4,591,251	$–	$219,967,355

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)

GROWTH AND INCOME PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.71%

COMMON STOCKS 99.71%

Aerospace & Defense 2.76%
Lockheed Martin Corp.	19,920	$8,146,483
RTX Corp.	63,840	4,594,565
Total		12,741,048

Air Freight & Logistics 1.54%
Expeditors International of Washington, Inc.	62,030	7,110,499

Automobiles 1.03%
General Motors Co.	144,180	4,753,615

Banks 5.38%
JPMorgan Chase & Co.	111,830	16,217,587
Wells Fargo & Co.	211,250	8,631,675
Total		24,849,262

Beverages 1.50%
Carlsberg AS Class B(a)	54,730	6,900,632

Biotechnology 3.16%
AbbVie, Inc.	66,210	9,869,262
Biogen, Inc.*	18,370	4,721,274
Total		14,590,536

Building Products 4.40%
Allegion PLC (Ireland)(b)	56,300	5,866,460
Builders FirstSource, Inc.*	53,570	6,668,929
Masco Corp.	145,890	7,797,821
Total		20,333,210

Capital Markets 6.71%
Ameriprise Financial, Inc.	21,250	7,005,700
Charles Schwab Corp.	168,939	9,274,751
KKR & Co., Inc.	124,130	7,646,408
Morgan Stanley	86,550	7,068,539
Total		30,995,398

Chemicals 1.02%
Dow, Inc.	91,220	4,703,303

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH AND INCOME PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Construction & Engineering 1.80%
EMCOR Group, Inc.	39,450	$8,299,886

Consumer Finance 1.25%
American Express Co.	38,800	5,788,572

Consumer Staples Distribution & Retail 3.41%
BJ’s Wholesale Club Holdings, Inc.*	133,717	9,543,382
Target Corp.	56,240	6,218,457
Total		15,761,839

Electric: Utilities 1.86%
FirstEnergy Corp.	114,910	3,927,624
NextEra Energy, Inc.	81,590	4,674,291
Total		8,601,915

Electronic Equipment, Instruments & Components 1.25%
Teledyne Technologies, Inc.*	14,130	5,773,235

Energy Equipment & Services 2.58%
Schlumberger NV	204,110	11,899,613

Financial Services 3.08%
Fiserv, Inc.*	67,430	7,616,893
PayPal Holdings, Inc.*	112,910	6,600,718
Total		14,217,611

Ground Transportation 1.60%
Norfolk Southern Corp.	37,560	7,396,691

Health Care Equipment & Supplies 1.30%
Becton Dickinson & Co.	23,190	5,995,311

Health Care Providers & Services 7.44%
Laboratory Corp. of America Holdings	34,520	6,940,246
McKesson Corp.	16,930	7,362,010
Molina Healthcare, Inc.*	29,710	9,741,612
UnitedHealth Group, Inc.	20,420	10,295,560
Total		34,339,428

Hotels, Restaurants & Leisure 1.23%
Caesars Entertainment, Inc.*	122,120	5,660,262

Household Products 1.00%
Procter & Gamble Co.	31,630	4,613,552

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

GROWTH AND INCOME PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Industrial REITS 0.86%
Prologis, Inc.	35,550	$3,989,066

Insurance 6.97%
Allstate Corp.	87,280	9,723,865
Arch Capital Group Ltd.*	88,720	7,071,871
Arthur J Gallagher & Co.	34,030	7,756,458
RenaissanceRe Holdings Ltd.	38,530	7,625,857
Total		32,178,051

Interactive Media & Services 2.86%
Alphabet, Inc. Class A*	100,780	13,188,071

Life Sciences Tools & Services 1.32%
Thermo Fisher Scientific, Inc.	12,080	6,114,534

Machinery 1.80%
Parker-Hannifin Corp.	21,340	8,312,357

Media 1.99%
Comcast Corp. Class A	207,250	9,189,465

Metals & Mining 0.98%
Reliance Steel & Aluminum Co.	17,210	4,512,978

Oil, Gas & Consumable Fuels 7.21%
Chesapeake Energy Corp.	117,990	10,174,277
Pioneer Natural Resources Co.	47,260	10,848,533
Shell PLC ADR	190,860	12,287,567
Total		33,310,377

Pharmaceuticals 2.70%
Organon & Co.	401,010	6,961,534
Pfizer, Inc.	165,750	5,497,927
Total		12,459,461

Real Estate Management & Development 1.26%
CBRE Group, Inc. Class A*	78,640	5,808,350

Residential REITS 0.95%
American Homes 4 Rent Class A	130,570	4,398,903

Semiconductors & Semiconductor Equipment 3.58%
KLA Corp.	10,080	4,623,293
Micron Technology, Inc.	125,010	8,504,430

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH AND INCOME PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	39,300	$3,415,170
Total		16,542,893

Software 4.20%
Adobe, Inc.*	17,370	8,856,963
Microsoft Corp.	33,350	10,530,263
Total		19,387,226

Specialty Retail 3.88%
AutoZone, Inc.*	2,160	5,486,378
Lowe’s Cos., Inc.	26,210	5,447,486
Valvoline, Inc.	215,940	6,961,906
Total		17,895,770

Technology Hardware, Storage & Peripherals 1.85%
NetApp, Inc.	112,550	8,540,294

Trading Companies & Distributors 2.00%
AerCap Holdings NV (Ireland)*(b)	147,130	9,220,637
Total Common Stocks (cost $413,750,936)		460,373,851

	Principal Amount

SHORT-TERM INVESTMENTS 0.87%

Repurchase Agreements 0.87%
Repurchase Agreement dated 9/29/2023, 2.800% due 10/2/2023 with Fixed Income Clearing Corp. collateralized by $4,192,700 of U.S. Treasury Note at 3.625% due 5/15/2026; value: $4,118,587; proceeds: $4,038,734 (cost $4,037,792)	$4,037,792	$4,037,792
Total Investments in Securities 100.58% (cost $417,788,728)		464,411,643
Other Assets and Liabilities – Net (0.58)%		(2,675,557)
Net Assets 100.00%		$461,736,086

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(concluded)

GROWTH AND INCOME PORTFOLIO September 30, 2023

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$6,900,632	$–	$6,900,632
Remaining Industries	453,473,219	–	–	453,473,219
Short-Term Investments
Repurchase Agreements	–	4,037,792	–	4,037,792
Total	$453,473,219	$10,938,424	$–	$464,411,643

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 100.08%

COMMON STOCKS 100.08%

Aerospace & Defense 2.97%
Axon Enterprise, Inc.*	4,348	$865,208
TransDigm Group, Inc.*	1,067	899,620
Total		1,764,828

Automobiles 1.01%
Rivian Automotive, Inc. Class A*	24,625	597,895

Beverages 1.46%
Celsius Holdings, Inc.*	5,068	869,669

Biotechnology 7.70%
Argenx SE ADR*	2,999	1,474,398
Cytokinetics, Inc.*	9,197	270,944
Exact Sciences Corp.*	6,850	467,307
Karuna Therapeutics, Inc.*	1,717	290,327
Krystal Biotech, Inc.*	5,584	647,744
Legend Biotech Corp. ADR*	7,498	503,641
Natera, Inc.*	8,833	390,860
Sarepta Therapeutics, Inc.*	4,389	532,035
Total		4,577,256

Broadline Retail 3.17%
Global-e Online Ltd. (Israel)*(a)(b)	16,855	669,818
MercadoLibre, Inc. (Uruguay)*(a)	958	1,214,629
Total		1,884,447

Building Products 1.15%
Trex Co., Inc.*	11,102	684,216

Capital Markets 1.01%
Ares Management Corp. Class A	5,805	597,160

Commercial Services & Supplies 1.42%
Copart, Inc.*	19,575	843,487

Communications Equipment 2.74%
Arista Networks, Inc.*	8,851	1,627,964

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Construction & Engineering 4.02%
Comfort Systems USA, Inc.	4,018	$684,707
EMCOR Group, Inc.	3,671	772,342
Quanta Services, Inc.	4,988	933,105
Total		2,390,154

Diversified Consumer Services 1.57%
Duolingo, Inc.*	5,636	934,843

Electrical Equipment 1.93%
Hubbell, Inc.	1,893	593,285
Rockwell Automation, Inc.	1,925	550,300
Total		1,143,585

Entertainment 4.54%
Live Nation Entertainment, Inc.*	8,689	721,535
Roku, Inc.*	15,718	1,109,534
Spotify Technology SA (Sweden)*(a)	5,585	863,664
Total		2,694,733

Financial Services 6.01%
Apollo Global Management, Inc.	13,445	1,206,823
Flywire Corp.*	21,876	697,626
Remitly Global, Inc.*	41,370	1,043,351
Toast, Inc. Class A*	33,407	625,713
Total		3,573,513

Ground Transportation 3.08%
Old Dominion Freight Line, Inc.	1,839	752,408
Saia, Inc.*	2,706	1,078,747
Total		1,831,155

Health Care Equipment & Supplies 4.38%
Align Technology, Inc.*	2,857	872,299
Dexcom, Inc.*	9,605	896,146
Penumbra, Inc.*	1,190	287,873
Shockwave Medical, Inc.*	2,758	549,118
Total		2,605,436

Hotels, Restaurants & Leisure 5.16%
Chipotle Mexican Grill, Inc.*	250	457,957
DoorDash, Inc. Class A*	18,625	1,480,129

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure (continued)
DraftKings, Inc. Class A*	38,377	$1,129,819
Total		3,067,905

Information Technology Services 5.57%
MongoDB, Inc.*	4,586	1,586,114
Shopify, Inc. Class A (Canada)*(a)	31,608	1,724,849
Total		3,310,963

Life Sciences Tools & Services 1.92%
10X Genomics, Inc. Class A*	6,563	270,724
West Pharmaceutical Services, Inc.	2,317	869,361
Total		1,140,085

Media 3.14%
Trade Desk, Inc. Class A*	23,870	1,865,441

Oil, Gas & Consumable Fuels 1.02%
Cheniere Energy, Inc.	3,638	603,762

Pharmaceuticals 0.46%
Ventyx Biosciences, Inc.*	7,897	274,263

Professional Services 1.71%
Verisk Analytics, Inc.	4,307	1,017,486

Semiconductors & Semiconductor Equipment 9.67%
First Solar, Inc.*	2,083	336,592
KLA Corp.	1,490	683,404
Lattice Semiconductor Corp.*	16,057	1,379,778
Monolithic Power Systems, Inc.	1,706	788,172
ON Semiconductor Corp.*	15,737	1,462,754
Rambus, Inc.*	19,666	1,097,166
Total		5,747,866

Software 19.64%
ANSYS, Inc.*	1,534	456,442
AppLovin Corp. Class A*	11,203	447,672
Bentley Systems, Inc. Class B	15,138	759,322
Cadence Design Systems, Inc.*	5,315	1,245,305
Confluent, Inc. Class A*	32,424	960,104
Crowdstrike Holdings, Inc. Class A*	3,692	617,967
Datadog, Inc. Class A*	10,756	979,764

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Software (continued)
Dynatrace, Inc.*	22,636	$1,057,780
HubSpot, Inc.*	3,217	1,584,373
Klaviyo, Inc. Class A*(b)	19,600	676,200
Monday.com Ltd. (Israel)*(a)	4,679	744,990
Procore Technologies, Inc.*	19,141	1,250,290
Synopsys, Inc.*	1,935	888,107
Total		11,668,316

Textiles, Apparel & Luxury Goods 3.63%
Deckers Outdoor Corp.*	1,211	622,563
Lululemon Athletica, Inc. (Canada)*(a)	2,836	1,093,590
On Holding AG Class A (Switzerland)*(a)	15,838	440,613
Total		2,156,766
Total Common Stocks (cost $59,120,314)		59,473,194

	Principal Amount
SHORT-TERM INVESTMENTS 3.18%

Repurchase Agreements 1.94%
Repurchase Agreement dated 9/29/2023, 2.800% due 10/2/2023 with Fixed Income Clearing Corp. collateralized by $1,198,600 of U.S. Treasury Note at 3.625% due 5/15/2026; value: $1,177,413; proceeds: $1,154,529 (cost $1,154,260)	$1,154,260	1,154,260

	Shares

Money Market Funds 1.12%
Fidelity Government Portfolio(c) (cost $662,210)	662,210	662,210

Time Deposits 0.12%
CitiBank N.A.(c) (cost $73,579)	73,579	73,579
Total Short-Term Investments (cost $1,890,049)		1,890,049
Total Investments in Securities 103.26% (cost $61,010,363)		61,363,243
Other Assets and Liabilities – Net (3.26)%		(1,935,075)
Net Assets 100.00%		$59,428,168

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2023

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$59,473,194	$–	$–	$59,473,194
Short-Term Investments
Repurchase Agreements	–	1,154,260	–	1,154,260
Money Market Funds	662,210	–	–	662,210
Time Deposits	–	73,579	–	73,579
Total	$60,135,404	$1,227,839	$–	$61,363,243

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)

MID CAP STOCK PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.78%

COMMON STOCKS 98.78%

Aerospace & Defense 1.74%
Curtiss-Wright Corp.	20,290	$3,969,333

Air Freight & Logistics 1.27%
Expeditors International of Washington, Inc.	25,140	2,881,798

Banks 2.44%
Columbia Banking System, Inc.	147,023	2,984,567
East West Bancorp, Inc.	49,000	2,582,790
Total		5,567,357

Beverages 1.49%
Carlsberg AS Class B(a)	26,950	3,397,991

Biotechnology 1.02%
Biogen, Inc.*	9,000	2,313,090

Building Products 4.61%
Allegion PLC (Ireland)(b)	27,880	2,905,096
Builders FirstSource, Inc.*	24,610	3,063,699
Masco Corp.	84,740	4,529,353
Total		10,498,148

Capital Markets 5.86%
Ameriprise Financial, Inc.	12,010	3,959,457
KKR & Co., Inc.	92,020	5,668,432
Moelis & Co. Class A	82,400	3,718,712
Total		13,346,601

Communications Equipment 1.13%
F5, Inc.*	15,980	2,575,017

Construction & Engineering 3.26%
AECOM	44,310	3,679,502
EMCOR Group, Inc.	17,860	3,757,566
Total		7,437,068

Construction Materials 1.60%
Eagle Materials, Inc.	21,890	3,645,123

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MID CAP STOCK PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 2.10%
BJ’s Wholesale Club Holdings, Inc.*	67,050	$4,785,359

Containers & Packaging 1.27%
Avery Dennison Corp.	15,820	2,889,839

Electric: Utilities 3.98%
Entergy Corp.	37,620	3,479,850
FirstEnergy Corp.	78,610	2,686,890
Portland General Electric Co.	71,790	2,906,059
Total		9,072,799

Electronic Equipment, Instruments & Components 3.09%
Crane NXT Co.	53,230	2,957,991
Teledyne Technologies, Inc.*	9,980	4,077,628
Total		7,035,619

Energy Equipment & Services 2.85%
ChampionX Corp.	84,310	3,003,122
TechnipFMC PLC (United Kingdom)(b)	172,050	3,499,497
Total		6,502,619

Financial Services 1.89%
Global Payments, Inc.	37,260	4,299,431

Ground Transportation 2.07%
Landstar System, Inc.	13,710	2,425,848
Norfolk Southern Corp.	11,670	2,298,173
Total		4,724,021

Health Care Providers & Services 7.50%
Cencora, Inc.	25,030	4,504,649
Laboratory Corp. of America Holdings	19,760	3,972,748
Molina Healthcare, Inc.*	17,360	5,692,170
Tenet Healthcare Corp.*	44,330	2,920,904
Total		17,090,471

Hotels, Restaurants & Leisure 1.46%
Caesars Entertainment, Inc.*	71,930	3,333,956

Household Durables 1.48%
Helen of Troy Ltd.*	28,846	3,362,290

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

MID CAP STOCK PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Household Products 1.83%
Spectrum Brands Holdings, Inc.	53,280	$4,174,488

Industrial REITS 0.86%
First Industrial Realty Trust, Inc.	40,910	1,946,907
Prologis, Inc.	1	112
Total		1,947,019

Insurance 10.36%
Allstate Corp.	40,440	4,505,421
American Financial Group, Inc.	21,581	2,409,950
Arch Capital Group Ltd.*	50,180	3,999,848
Arthur J Gallagher & Co.	15,892	3,622,264
Kemper Corp.	63,180	2,655,455
RenaissanceRe Holdings Ltd.	19,433	3,846,179
White Mountains Insurance Group Ltd.	1,720	2,572,587
Total		23,611,704

Machinery 3.67%
Crane Co.	36,127	3,209,523
Parker-Hannifin Corp.	13,250	5,161,140
Total		8,370,663

Media 0.52%
Nexstar Media Group, Inc.	8,250	1,182,803

Metals & Mining 1.46%
Alcoa Corp.	37,680	1,094,981
Reliance Steel & Aluminum Co.	8,470	2,221,088
Total		3,316,069

Multi-Utilities 1.46%
CMS Energy Corp.	62,500	3,319,375

Oil, Gas & Consumable Fuels 5.61%
Chesapeake Energy Corp.	58,310	5,028,071
Devon Energy Corp.	99,360	4,739,472
Permian Resources Corp.	215,150	3,003,494
Total		12,771,037

Pharmaceuticals 1.50%
Organon & Co.	196,990	3,419,746

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MID CAP STOCK PORTFOLIO September 30, 2023

Investments	Shares	Fair Value
Professional Services 3.21%
Maximus, Inc.	47,680	$3,560,742
WNS Holdings Ltd. ADR*	54,941	3,761,261
Total		7,322,003

Real Estate Management & Development 1.50%
CBRE Group, Inc. Class A*	46,360	3,424,150

Residential REITS 1.90%
American Homes 4 Rent Class A	77,810	2,621,419
Camden Property Trust	18,090	1,710,952
Total		4,332,371

Retail REITS 0.69%
Kimco Realty Corp.	89,750	1,578,703

Semiconductors & Semiconductor Equipment 2.57%
Micron Technology, Inc.	38,620	2,627,319
Teradyne, Inc.	32,220	3,236,821
Total		5,864,140

Software 1.37%
Aspen Technology, Inc.*	15,282	3,121,501

Specialty Retail 3.25%
AutoZone, Inc.*	1,580	4,013,184
Valvoline, Inc.	105,476	3,400,546
Total		7,413,730

Technology Hardware, Storage & Peripherals 1.96%
NetApp, Inc.	58,840	4,464,779

Textiles, Apparel & Luxury Goods 0.87%
Deckers Outdoor Corp.*	3,870	1,989,528

Trading Companies & Distributors 2.08%
AerCap Holdings NV (Ireland)*(b)	75,660	4,741,612
Total Common Stocks (cost $205,307,982)		225,093,351

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(concluded)

MID CAP STOCK PORTFOLIO September 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.45%

Repurchase Agreements 1.45%
Repurchase Agreement dated 9/29/2023, 2.800% due 10/2/2023 with Fixed Income Clearing Corp. collateralized by $3,441,500 of U.S. Treasury Note at 3.625% due 5/15/2026; value: $3,380,666; proceeds: $3,315,087 (cost $3,314,313)	$3,314,313	$3,314,313
Total Investments in Securities 100.23% (cost $208,622,295)		228,407,664
Other Assets and Liabilities – Net (0.23)%		(522,671)
Net Assets 100.00%		$227,884,993

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$3,397,991	$–	$3,397,991
Remaining Industries	221,695,360	–	–	221,695,360
Short-Term Investments
Repurchase Agreements	–	3,314,313	–	3,314,313
Total	$221,695,360	$6,712,304	$–	$228,407,664

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 95.21%

ASSET-BACKED SECURITIES 25.37%

Automobiles 9.51%
Ally Auto Receivables Trust Series 2023-1 Class A3	5.46%	5/15/2028	$300,000	$299,565
Americredit Automobile Receivables Trust Series 2022-2 Class C	5.32%	4/18/2028	100,000	98,273
Americredit Automobile Receivables Trust Series 2023-1 Class A2A	5.84%	10/19/2026	256,829	256,756
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%	11/18/2027	170,000	169,492
Americredit Automobile Receivables Trust Series 2023-1 Class B	5.57%	3/20/2028	100,000	99,273
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%	12/18/2028	100,000	98,785
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A Class A†	2.36%	3/20/2026	115,000	109,544
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%	2/20/2027	260,000	237,544
Capital One Prime Auto Receivables Trust Series 2022-2 Class A2A	3.74%	9/15/2025	140,152	139,127
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%	5/17/2027	275,000	267,007
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2	5.20%	5/15/2026	139,594	138,978
CarMax Auto Owner Trust Series 2020-2 Class D	5.75%	5/17/2027	275,000	272,835
CarMax Auto Owner Trust Series 2023-1 Class A3	4.75%	10/15/2027	150,000	147,664
CarMax Auto Owner Trust Series 2023-3 Class A2A	5.72%	11/16/2026	260,000	259,851
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%	5/15/2028	300,000	297,934
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%	1/10/2028	19,473	18,433
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%	2/10/2027	360,000	350,270
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%	2/10/2028	120,000	116,470
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%	10/15/2026	140,000	140,047
Credit Acceptance Auto Loan Trust Series 2021-3A Class A†	1.00%	5/15/2030	166,054	162,406
Drive Auto Receivables Trust Series 2019-4 Class D	2.70%	2/16/2027	35,250	34,978
Drive Auto Receivables Trust Series 2021-1 Class C	1.02%	6/15/2027	34,857	34,449

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust Series 2021-1 Class D	1.45%	1/16/2029	$100,000	$94,671
Drive Auto Receivables Trust Series 2021-2 Class D	1.39%	3/15/2029	171,000	160,271
Enterprise Fleet Financing LLC Series 2020-2 Class A2†	0.61%	7/20/2026	17,457	17,280
Enterprise Fleet Financing LLC Series 2023-1 Class A2†	5.51%	1/22/2029	120,000	119,062
Exeter Automobile Receivables Trust Series 2021-2A Class C	0.98%	6/15/2026	32,929	32,390
Exeter Automobile Receivables Trust Series 2021-3A Class B	0.69%	1/15/2026	16,775	16,740
First Investors Auto Owners Trust Series 2022-2A Class A†	6.26%	7/15/2027	156,920	157,170
Flagship Credit Auto Trust Series 2022-4 Class A2†	6.15%	9/15/2026	166,562	166,632
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%	6/15/2027	285,000	286,523
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	270,000	266,251
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	495,000	477,857
Ford Credit Auto Owner Trust Series 2019-1 Class A†	3.52%	7/15/2030	200,000	198,635
Ford Credit Auto Owner Trust Series 2020-C Class A3	0.41%	7/15/2025	43,705	43,029
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	240,000	225,819
GM Financial Automobile Leasing Trust Series 2022-2 Class A3	3.42%	6/20/2025	240,000	237,136
GM Financial Automobile Leasing Trust Series 2022-3 Class A2A	4.01%	10/21/2024	85,021	84,761
GM Financial Automobile Leasing Trust Series 2022-3 Class A3	4.01%	9/22/2025	263,000	259,823
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3	0.35%	10/16/2025	39,266	38,458
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	255,000	224,074
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	175,000	166,170
Honda Auto Receivables Owner Trust Series 2023-1 Class A2	5.22%	10/21/2025	585,000	583,151
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	235,000	234,890
Nissan Auto Lease Trust Series 2022-A Class A3	3.81%	5/15/2025	295,000	292,634

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	$225,000	$214,355
PenFed Auto Receivables Owner Trust Series 2022-A Class A3†	3.96%	4/15/2026	365,000	360,073
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75%	2/17/2026	8,017	7,999
Santander Drive Auto Receivables Trust Series 2022-6 Class A2	4.37%	5/15/2025	22,015	22,002
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	325,000	316,831
Santander Drive Auto Receivables Trust Series 2023-3 Class A2	6.08%	8/17/2026	240,000	239,905
Santander Retail Auto Lease Trust Series 2021-A Class A3†	0.51%	7/22/2024	54,814	54,636
Santander Retail Auto Lease Trust Series 2021-C Class A3†	0.50%	3/20/2025	28,428	28,281
Tesla Auto Lease Trust Series 2023-A Class A2†	5.86%	8/20/2025	225,000	224,726
Tesla Auto Lease Trust Series 2023-A Class A3†	5.89%	6/22/2026	195,000	194,365
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A†	3.82%	4/25/2035	250,000	235,442
Westlake Automobile Receivables Trust Series 2021-2A Class C†	0.89%	7/15/2026	100,000	96,826
Westlake Automobile Receivables Trust Series 2022-2A Class A2A†	5.87%	7/15/2026	334,232	333,901
Westlake Automobile Receivables Trust Series 2022-2A Class B†	6.14%	3/15/2028	100,000	99,885
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%	9/15/2027	60,000	58,738
Westlake Automobile Receivables Trust Series 2023-1A Class A2A†	5.51%	6/15/2026	182,791	182,324
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%	10/15/2026	600,000	599,369
World Omni Select Auto Trust Series 2019-A Class C	2.38%	12/15/2025	6,060	6,050
World Omni Select Auto Trust Series 2019-A Class D	2.59%	12/15/2025	45,000	44,927
Total				11,453,743

Credit Card 1.89%
American Express Credit Account Master Trust Series 2022-2 Class A	3.39%	5/15/2027	425,000	410,376
BA Credit Card Trust Series 2022-A2 Class A2	5.00%	4/15/2028	260,000	257,482

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card (continued)
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%		5/15/2027	$865,000	$836,112
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56%		7/15/2027	310,000	299,400
Discover Card Execution Note Trust Series 2022-A4 Class A	5.03%		10/15/2027	295,000	292,766
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	185,000	184,847
Total					2,280,983

Other 13.42%
ACAM Ltd. Series 2019-FL1 Class A†	6.845% (1 mo. USD Term SOFR + 1.51%)	#	11/17/2034	4,334	4,324
ACREC Ltd. Series 2021-FL1 Class A†	6.595% (1 mo. USD Term SOFR + 1.26%)	#	10/16/2036	292,000	287,437
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.847% (1 mo. USD Term SOFR + 1.51%)	#	1/15/2037	430,000	424,625
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	180,000	180,363
Apidos CLO XXII Ltd. Series 2015-22A Class A1R†	6.648% (3 mo. USD Term SOFR + 1.32%)	#	4/20/2031	249,247	248,849
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	6.67% (3 mo. USD Term SOFR + 1.36%)	#	4/15/2031	250,000	249,314
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	117,554	103,406
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.547% (1 mo. USD Term SOFR + 1.21%)	#	5/15/2036	200,000	197,630
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.517% (1 mo. USD Term SOFR + 1.18%)	#	8/15/2034	150,000	147,285
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.763% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	230,000	227,481
ARES L CLO Ltd. Series 2018-50A Class AR†	6.62% (3 mo. USD Term SOFR + 1.31%)	#	1/15/2032	250,000	249,332

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Bain Capital Credit CLO Ltd. Series 2017-1A Class A1R†	6.558% (3 mo. USD Term SOFR + 1.23%)	#	7/20/2030	$209,180	$208,707
Bain Capital Credit CLO Ltd. Series 2020-5A Class A1†	6.808% (3 mo. USD Term SOFR + 1.48%)	#	1/20/2032	250,000	249,409
Barings CLO Ltd. Series 2019-3A Class A1R†	6.658% (3 mo. USD Term SOFR + 1.33%)	#	4/20/2031	500,000	499,129
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class ARRR†	6.768% (3 mo. USD Term SOFR + 1.44%)	#	1/20/2032	250,000	249,786
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.568% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2029	233,746	232,911
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.767% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	240,000	236,400
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.568% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2031	473,483	472,737
Carlyle U.S. CLO Ltd. Series 2017-3A Class A1AR†	6.488% (3 mo. USD Term SOFR + 1.16%)	#	7/20/2029	217,155	216,310
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.668% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2031	250,000	249,541
Cedar Funding IX CLO Ltd. Series 2018-9A Class A1†	6.568% (3 mo. USD Term SOFR + 1.24%)	#	4/20/2031	250,000	249,408
Cedar Funding X CLO Ltd. Series 2019-10A Class AR†	6.688% (3 mo. USD Term SOFR + 1.36%)	#	10/20/2032	250,000	249,257
Cedar Funding XI Clo Ltd. Series 2019-11A Class A1R†	6.716% (3 mo. USD Term SOFR + 1.31%)	#	5/29/2032	220,000	219,062
Cedar Funding XIV CLO Ltd. Series 2021-14A Class A†	6.67% (3 mo. USD Term SOFR + 1.36%)	#	7/15/2033	250,000	249,248
CIFC Funding Ltd. Series 2013-2A Class A1L2†	6.572% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030	489,260	488,681
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	360,000	359,739

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dryden 113 CLO Ltd. Series 2022-113A Class A1R†(a)	–	(b)	10/20/2035	$250,000	$250,000
Dryden Senior Loan Fund Series 2017-47A Class A1R†	6.55% (3 mo. USD Term SOFR + 1.24%)	#	4/15/2028	180,381	180,446
Elmwood CLO VII Ltd. Series 2020-4A Class AR†(a)	–	(b)	1/17/2034	250,000	250,000	(c)
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.557% (3 mo. USD Term SOFR + 1.21%)	#	7/24/2030	142,649	142,545
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.467% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039	170,000	167,251
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	6.445% (1 mo. USD Term SOFR + 1.11%)	#	9/17/2036	134,571	131,884
HPEFS Equipment Trust Series 2023-1A Class A2†	5.43%		8/20/2025	225,000	224,305
KKR CLO 24 Ltd. Series 24 Class A1R†	6.668% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2032	250,000	249,590
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	260,000	222,666
LFT CRE Ltd. Series 2021-FL1 Class B†	7.197% (1 mo. USD Term SOFR + 1.86%)	#	6/15/2039	200,000	191,542
LoanCore Issuer Ltd. Series 2019-CRE2 Class C†	7.447% (1 mo. USD Term SOFR + 2.11%)	#	5/15/2036	430,000	414,417
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.863% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	260,000	255,775
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.507% (3 mo. USD Term SOFR + 1.16%)	#	7/23/2029	231,946	231,513
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	6.595% (3 mo. USD Term SOFR + 1.26%)	#	7/21/2030	241,354	240,959
Magnetite VII Ltd. Series 2012-7A Class A1R2†	6.37% (3 mo. USD Term SOFR + 1.06%)	#	1/15/2028	159,433	159,349
Magnetite Xxix Ltd. Series 2021-29A Class A†	6.56% (3 mo. USD Term SOFR + 1.25%)	#	1/15/2034	250,000	249,556

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	$305,000	$266,429
Mariner Finance Issuance Trust Series 2022-AA Class A†	6.45%		10/20/2037	330,000	330,533
MF1 LLC Series 2022-FL9 Class A†	7.477% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	360,000	358,983
MF1 Ltd. Series 2021-FL7 Class A†	6.525% (1 mo. USD Term SOFR + 1.19%)	#	10/16/2036	120,000	117,938
MF1 Ltd. Series 2022-FL8 Class A†	6.677% (1 mo. USD Term SOFR + 1.35%)	#	2/19/2037	120,000	117,900
Mountain View CLO LLC Series 2017-1A Class AR†	6.66% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029	157,249	157,409
MVW Owner Trust Series 2017-1A Class A†	2.42%		12/20/2034	9,320	9,101
New Economy Assets Phase 1 Sponsor LLC Series 2021-1 Class A1†	1.91%		10/20/2061	130,000	112,276
OCP CLO Ltd. Series 2019-17A Class A1R†	6.628% (3 mo. USD Term SOFR + 1.30%)	#	7/20/2032	300,000	298,534
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.52% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	200,291	199,918
Octagon Investment Partners XVII Ltd. Series 2013-1A Class A1R2†	6.613% (3 mo. USD Term SOFR + 1.26%)	#	1/25/2031	241,644	240,862
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.631% (3 mo. USD Term SOFR + 1.26%)	#	2/14/2031	500,000	497,992
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	6.821% (3 mo. USD Term SOFR + 1.44%)	#	11/18/2031	250,000	249,692
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	57,502	56,835
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	140,000	121,820
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	245,000	243,619
Orange Lake Timeshare Trust Series 2019-A Class A†	3.06%		4/9/2038	10,405	9,989
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	124,871	122,280
PFS Financing Corp. Series 2020-E Class A†	1.00%		10/15/2025	136,000	135,720

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
PFS Financing Corp. Series 2020-G Class A†	0.97%		2/15/2026	$108,000	$106,027
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	220,000	219,888
Rad CLO 2 Ltd. Series 2018-2A Class AR†	6.65% (3 mo. USD Term SOFR + 1.34%)	#	10/15/2031	250,000	249,552
Romark CLO Ltd. Series 2017-1A Class A1R†	6.637% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	229,423	228,622
SCF Equipment Leasing LLC Series 2019-2A Class A2†	2.47%		4/20/2026	11,595	11,559
SCF Equipment Leasing LLC Series 2021-1A Class A3†	0.83%		8/21/2028	206,174	202,257
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	390,000	376,182
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	6.691% (3 mo. USD Term SOFR + 1.32%)	#	1/29/2032	250,000	249,501
Upstart Securitization Trust Series 2021-5 Class A†	1.31%		11/20/2031	38,736	38,151
Valley Stream Park CLO Ltd. Series 2022-1A Class AR†(a)	–	(b)	10/20/2034	300,000	300,000
Verizon Master Trust Series 2022-7 Class A1A	5.23%		11/22/2027	210,000	208,617
Total					16,150,355

Rec Vehicle Loan 0.18%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	17,012	16,661
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	96,802	95,388
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	108,277	107,267
Total					219,316

Student Loan 0.37%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	69,928	62,290
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	184,090	156,556
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	176,583	152,592

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Student Loan (continued)
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	$68,064	$60,713
Towd Point Asset Trust Series 2018-SL1 Class A†	6.034% (1 mo. USD Term SOFR + 0.71%)	#	1/25/2046	9,261	9,234
Total					441,385
Total Asset-Backed Securities (cost $30,988,903)					30,545,782

CORPORATE BONDS 57.64%

Aerospace/Defense 0.28%
HEICO Corp.	5.25%		8/1/2028	60,000	58,576
Hexcel Corp.	4.95%		8/15/2025	135,000	131,647
L3Harris Technologies, Inc.	5.40%		1/15/2027	149,000	147,787
Total					338,010

Agriculture 1.67%
BAT Capital Corp.	2.789%		9/6/2024	54,000	52,414
BAT Capital Corp.	3.222%		8/15/2024	483,000	471,111
BAT International Finance PLC (United Kingdom)(d)	5.931%		2/2/2029	109,000	107,060
Imperial Brands Finance PLC (United Kingdom)†(d)	3.125%		7/26/2024	400,000	389,891
Imperial Brands Finance PLC (United Kingdom)†(d)	6.125%		7/27/2027	400,000	399,104
Philip Morris International, Inc.	5.125%		11/17/2027	151,000	147,943
Reynolds American, Inc.	4.45%		6/12/2025	76,000	73,890
Viterra Finance BV (Netherlands)†(d)	2.00%		4/21/2026	411,000	370,549
Total					2,011,962

Airlines 0.30%
Air Canada Pass-Through Trust Series 2015-2 Class B (Canada)†(d)	5.00%		6/15/2025	69,335	69,146
British Airways Pass-Through Trust Series 2013-1 Class A (United Kingdom)†(d)	4.625%		12/20/2025	15,510	15,324
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (Cayman Islands)†(d)	8.00%		9/20/2025	121,000	121,055
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%		4/15/2029	151,589	150,473
Total					355,998

Apparel 0.03%
PVH Corp.	4.625%		7/10/2025	38,000	36,790

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers 2.48%
Ford Motor Credit Co. LLC	3.37%		11/17/2023	$239,000	$237,825
Ford Motor Credit Co. LLC	5.125%		6/16/2025	200,000	193,785
Ford Motor Credit Co. LLC	5.584%		3/18/2024	400,000	397,867
General Motors Financial Co., Inc.	2.75%		6/20/2025	134,000	126,208
General Motors Financial Co., Inc.	2.90%		2/26/2025	54,000	51,541
General Motors Financial Co., Inc.	3.95%		4/13/2024	140,000	138,148
General Motors Financial Co., Inc.	5.40%		4/6/2026	73,000	71,508
Hyundai Capital America†	0.80%		1/8/2024	160,000	157,769
Hyundai Capital America†	0.875%		6/14/2024	160,000	154,330
Hyundai Capital America†	1.00%		9/17/2024	47,000	44,788
Hyundai Capital America†	1.30%		1/8/2026	75,000	67,563
Hyundai Capital America†	1.50%		6/15/2026	91,000	80,867
Hyundai Capital America†	5.50%		3/30/2026	112,000	110,570
Hyundai Capital America†	5.65%		6/26/2026	121,000	120,013
Hyundai Capital America†	5.875%		4/7/2025	137,000	136,573
Hyundai Capital America†	5.95%		9/21/2026	130,000	129,682
Hyundai Capital America†	6.10%		9/21/2028	128,000	127,140
Nissan Motor Acceptance Co. LLC†	6.95%		9/15/2026	229,000	230,770
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	200,000	198,998
Volkswagen Group of America Finance LLC†	5.80%		9/12/2025	213,000	212,138
Total					2,988,083

Banks 24.39%
ABN AMRO Bank NV (Netherlands)†(d)	6.339% (1 yr. CMT + 1.65%)	#	9/18/2027	200,000	199,586
AIB Group PLC (Ireland)†(d)	4.263% (3 mo. USD LIBOR + 1.87%)	#	4/10/2025	600,000	591,551
AIB Group PLC (Ireland)†(d)	6.608% (SOFR + 2.33%)	#	9/13/2029	200,000	199,298
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	4.40%		5/19/2026	200,000	190,787
Bank of America Corp.	0.981% (SOFR + 0.91%)	#	9/25/2025	37,000	35,056
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	31,000	28,040
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	237,000	217,419
Bank of America Corp.	1.53% (SOFR + 0.65%)	#	12/6/2025	78,000	73,675
Bank of America Corp.	1.734% (SOFR + 0.96%)	#	7/22/2027	74,000	65,596

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%)	#	10/22/2025	$174,000	$167,158
Bank of America Corp.	3.093% (3 mo. USD Term SOFR + 1.35%)	#	10/1/2025	363,000	351,133
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	271,000	259,436
Bank of America Corp.	3.841% (SOFR + 1.11%)	#	4/25/2025	150,000	147,899
Bank of America Corp.	3.95%		4/21/2025	157,000	151,658
Bank of America Corp.	4.948% (SOFR + 2.04%)	#	7/22/2028	168,000	161,485
Bank of America Corp.	5.755% (SOFR + 0.41%)	#	6/14/2024	151,000	150,780
Bank of Ireland Group PLC (Ireland)†(d)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	200,000	175,477
Bank of Ireland Group PLC (Ireland)†(d)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	400,000	397,817
Bank of Montreal (Canada)(d)	3.70%		6/7/2025	135,000	130,166
Bank of Montreal (Canada)(d)	4.25%		9/14/2024	143,000	140,606
Bank of Montreal (Canada)(d)	5.20%		12/12/2024	140,000	138,840
Bank of Montreal (Canada)(d)	5.30%		6/5/2026	150,000	148,021
Bank of New York Mellon Corp.	4.543% (SOFR + 1.17%)	#	2/1/2029	75,000	71,512
Bank of New York Mellon Corp.	4.947% (SOFR + 1.03%)	#	4/26/2027	70,000	68,342
Bank of Nova Scotia (Canada)(d)	4.75%		2/2/2026	95,000	92,765
Bank of Nova Scotia (Canada)(d)	5.45%		6/12/2025	121,000	119,866
Barclays PLC (United Kingdom)(d)	3.932% (3 mo. USD LIBOR + 1.61%)	#	5/7/2025	307,000	302,375
Barclays PLC (United Kingdom)(d)	5.829% (SOFR + 2.21%)	#	5/9/2027	200,000	196,488
Barclays PLC (United Kingdom)(d)	6.496% (SOFR + 1.88%)	#	9/13/2027	200,000	199,550
Barclays PLC (United Kingdom)(d)	7.385% (1 yr. CMT + 3.30%)	#	11/2/2028	200,000	205,289
BNP Paribas SA (France)†(d)	2.219% (SOFR + 2.07%)	#	6/9/2026	229,000	213,762
BNP Paribas SA (France)†(d)	2.819% (3 mo. USD Term SOFR + 1.37%)	#	11/19/2025	200,000	192,145
BNP Paribas SA (France)†(d)	5.125% (1 yr. CMT + 1.45%)	#	1/13/2029	200,000	193,187
BPCE SA (France)†(d)	4.50%		3/15/2025	200,000	192,947

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BPCE SA (France)†(d)	4.875%		4/1/2026	$200,000	$191,787
BPCE SA (France)†(d)	5.975% (SOFR + 2.10%)	#	1/18/2027	250,000	247,386
Canadian Imperial Bank of Commerce (Canada)(d)	3.945%		8/4/2025	169,000	163,232
Canadian Imperial Bank of Commerce (Canada)(d)	5.001%		4/28/2028	158,000	151,805
Canadian Imperial Bank of Commerce (Canada)(d)	5.144%		4/28/2025	194,000	191,518
Canadian Imperial Bank of Commerce (Canada)(d)	5.615%		7/17/2026	155,000	154,331
Citibank NA	5.864%		9/29/2025	465,000	465,538
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	743,000	709,238
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%)	#	4/24/2025	233,000	228,890
Citigroup, Inc.	3.875%		3/26/2025	59,000	57,018
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	302,000	297,780
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	250,000	228,463
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025	250,000	241,314
Credit Agricole SA (France)†(d)	4.375%		3/17/2025	435,000	420,514
Credit Suisse AG	4.75%		8/9/2024	250,000	246,505
Danske Bank AS (Denmark)†(d)	0.976% (1 yr. CMT + 0.55%)	#	9/10/2025	200,000	189,628
Danske Bank AS (Denmark)†(d)	1.621% (1 yr. CMT + 1.35%)	#	9/11/2026	200,000	182,281
Danske Bank AS (Denmark)†(d)	3.244% (3 mo. USD LIBOR + 1.59%)	#	12/20/2025	400,000	383,248
Danske Bank AS (Denmark)†(d)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028	200,000	186,369
Danske Bank AS (Denmark)†(d)	5.375%		1/12/2024	200,000	199,216
Danske Bank AS (Denmark)†(d)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	400,000	399,422
Discover Bank	4.25%		3/13/2026	250,000	236,798
Federation des Caisses Desjardins du Quebec (Canada)†(d)	5.70%		3/14/2028	200,000	197,581
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%)	#	9/27/2025	250,000	238,257
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%)	#	10/21/2027	242,000	213,753
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	75,000	66,904

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%)	#	5/1/2029	$152,000	$140,661
Goldman Sachs Group, Inc.	5.798% (SOFR + 1.08%)	#	8/10/2026	130,000	129,046
Goldman Sachs Group, Inc.	5.849% (SOFR + 0.51%)	#	9/10/2024	151,000	150,663
Goldman Sachs Group, Inc.	6.021% (SOFR + 0.70%)	#	1/24/2025	153,000	152,506
HSBC Holdings PLC (United Kingdom)(d)	0.976% (SOFR + 0.71%)	#	5/24/2025	200,000	192,720
HSBC Holdings PLC (United Kingdom)(d)	3.803% (3 mo. USD Term SOFR + 1.47%)	#	3/11/2025	400,000	395,126
HSBC Holdings PLC (United Kingdom)(d)	5.887% (SOFR + 1.57%)	#	8/14/2027	200,000	197,639
HSBC USA, Inc.	5.625%		3/17/2025	200,000	198,873
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	63,000	58,226
Huntington National Bank	4.008% (SOFR + 1.21%)	#	5/16/2025	250,000	243,748
ING Groep NV (Netherlands)(d)	6.083% (SOFR + 1.56%)	#	9/11/2027	252,000	251,010
Intesa Sanpaolo SpA (Italy)†(d)	3.25%		9/23/2024	200,000	193,856
Intesa Sanpaolo SpA (Italy)†(d)	5.017%		6/26/2024	800,000	781,145
JPMorgan Chase & Co.	0.768% (SOFR + 0.49%)	#	8/9/2025	148,000	141,006
JPMorgan Chase & Co.	0.824% (3 mo. USD Term SOFR + 0.54%)	#	6/1/2025	172,000	165,612
JPMorgan Chase & Co.	2.301% (SOFR + 1.16%)	#	10/15/2025	214,000	205,318
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	205,000	201,421
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	133,000	128,239
JPMorgan Chase & Co.	6.263% (SOFR + 0.92%)	#	2/24/2026	115,000	115,188
JPMorgan Chase & Co.	6.523% (SOFR + 1.18%)	#	2/24/2028	77,000	76,942
KeyBank NA	4.70%		1/26/2026	250,000	237,144
KeyBank NA	5.664% (SOFR + 0.32%)	#	6/14/2024	250,000	246,018
Lloyds Banking Group PLC (United Kingdom)(d)	4.582%		12/10/2025	200,000	191,344

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Lloyds Banking Group PLC (United Kingdom)(d)	5.985% (1 yr. CMT + 1.48%)	#	8/7/2027	$200,000	$198,263
M&T Bank Corp.	4.553% (SOFR + 1.78%)	#	8/16/2028	94,000	86,816
Macquarie Group Ltd. (Australia)†(d)	1.201% (SOFR + 0.69%)	#	10/14/2025	76,000	72,094
Macquarie Group Ltd. (Australia)†(d)	1.34% (SOFR + 1.07%)	#	1/12/2027	65,000	58,175
Macquarie Group Ltd. (Australia)†(d)	5.108% (SOFR + 2.21%)	#	8/9/2026	180,000	177,544
Macquarie Group Ltd. (Australia)†(d)	6.207%		11/22/2024	144,000	143,996
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	524,000	499,587
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	0.962% (1 yr. CMT + 0.45%)	#	10/11/2025	200,000	189,183
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	4.788% (1 yr. CMT + 1.70%)	#	7/18/2025	215,000	212,547
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	5.063% (1 yr. CMT + 1.55%)	#	9/12/2025	200,000	197,877
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	5.719% (1 yr. CMT + 1.08%)	#	2/20/2026	200,000	198,906
Morgan Stanley	0.79% (SOFR + 0.53%)	#	5/30/2025	276,000	265,165
Morgan Stanley	0.791% (SOFR + 0.51%)	#	1/22/2025	187,000	183,402
Morgan Stanley	3.62% (SOFR + 1.16%)	#	4/17/2025	94,000	92,532
Morgan Stanley	5.05% (SOFR + 1.30%)	#	1/28/2027	52,000	50,986
Morgan Stanley	5.123% (SOFR + 1.73%)	#	2/1/2029	76,000	73,217
Morgan Stanley	5.449% (SOFR + 1.63%)	#	7/20/2029	106,000	103,337
Morgan Stanley	6.138% (SOFR + 1.77%)	#	10/16/2026	270,000	270,330
NatWest Group PLC (United Kingdom)(d)	4.269% (3 mo. USD LIBOR + 1.76%)	#	3/22/2025	1,095,000	1,083,424

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
NatWest Group PLC (United Kingdom)(d)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	$400,000	$388,312
NatWest Group PLC (United Kingdom)(d)	5.847% (1 yr. CMT + 1.35%)	#	3/2/2027	200,000	197,474
NatWest Markets PLC (United Kingdom)†(d)	0.80%		8/12/2024	200,000	191,226
Royal Bank of Canada (Canada)(d)	4.24%		8/3/2027	152,000	144,510
Royal Bank of Canada (Canada)(d)	4.875%		1/12/2026	111,000	108,975
Royal Bank of Canada (Canada)(d)	5.20%		7/20/2026	174,000	172,165
Royal Bank of Canada (Canada)(d)	6.00%		11/1/2027	80,000	80,630
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	68,000	59,083
Santander Holdings USA, Inc.	5.807% (SOFR + 2.33%)	#	9/9/2026	40,000	39,360
Santander U.K. Group Holdings PLC (United Kingdom)(d)	1.089% (SOFR + 0.79%)	#	3/15/2025	400,000	389,249
Santander U.K. Group Holdings PLC (United Kingdom)(d)	2.469% (SOFR + 1.22%)	#	1/11/2028	200,000	174,190
Santander U.K. Group Holdings PLC (United Kingdom)†(d)	4.75%		9/15/2025	200,000	191,127
Santander U.K. Group Holdings PLC (United Kingdom)(d)	6.534% (SOFR + 2.60%)	#	1/10/2029	200,000	198,282
Societe Generale SA (France)†(d)	2.226% (1 yr. CMT + 1.05%)	#	1/21/2026	200,000	188,349
Standard Chartered PLC (United Kingdom)†(d)	0.991% (1 yr. CMT + 0.78%)	#	1/12/2025	400,000	393,477
Standard Chartered PLC (United Kingdom)†(d)	1.214% (1 yr. CMT + 0.88%)	#	3/23/2025	200,000	195,618
Standard Chartered PLC (United Kingdom)†(d)	6.187% (1 yr. CMT + 1.85%)	#	7/6/2027	200,000	199,290
State Street Corp.	5.104% (SOFR + 1.13%)	#	5/18/2026	87,000	85,926
Sumitomo Mitsui Financial Group, Inc. (Japan)(d)	5.80%		7/13/2028	200,000	198,751
Swedbank AB (Sweden)†(d)	6.136%		9/12/2026	200,000	199,295
Toronto-Dominion Bank (Canada)(d)	4.693%		9/15/2027	122,000	117,388
Toronto-Dominion Bank (Canada)(d)	5.532%		7/17/2026	205,000	203,570

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Truist Financial Corp.	1.267% (SOFR + 0.61%)	#	3/2/2027	$90,000	$79,781
Truist Financial Corp.	4.873% (SOFR + 1.44%)	#	1/26/2029	55,000	51,649
Truist Financial Corp.	6.047% (SOFR + 2.05%)	#	6/8/2027	71,000	70,252
U.S. Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	117,000	109,953
U.S. Bancorp	4.653% (SOFR + 1.23%)	#	2/1/2029	112,000	104,855
U.S. Bancorp	5.775% (SOFR + 2.02%)	#	6/12/2029	123,000	119,794
UBS AG (Switzerland)(d)	5.125%		5/15/2024	600,000	592,320
UBS Group AG (Switzerland)†(d)	1.305% (SOFR + 0.98%)	#	2/2/2027	250,000	222,327
UBS Group AG (Switzerland)†(d)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	200,000	174,644
UBS Group AG (Switzerland)†(d)	2.193% (SOFR + 2.04%)	#	6/5/2026	250,000	232,610
UBS Group AG (Switzerland)†(d)	4.488% (1 yr. CMT + 1.55%)	#	5/12/2026	400,000	387,554
UBS Group AG (Switzerland)†(d)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027	400,000	395,054
UniCredit SpA (Italy)†(d)	7.83%		12/4/2023	350,000	350,440
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%)	#	2/11/2026	166,000	156,760
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	84,000	78,892
Wells Fargo & Co.	4.54% (SOFR + 1.56%)	#	8/15/2026	161,000	156,411
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	169,000	161,307
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	195,000	190,319
Total					29,360,489

Biotechnology 0.57%
Amgen, Inc.	5.15%		3/2/2028	181,000	178,079
Amgen, Inc.	5.25%		3/2/2025	91,000	90,341
Amgen, Inc.	5.507%		3/2/2026	181,000	179,955
Illumina, Inc.	5.75%		12/13/2027	154,000	151,502
Illumina, Inc.	5.80%		12/12/2025	84,000	83,484
Total					683,361

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Chemicals 0.41%
Celanese U.S. Holdings LLC	6.165%		7/15/2027	$122,000	$120,363
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	200,000	179,353
Sasol Financing USA LLC	5.875%		3/27/2024	200,000	198,225
Total					497,941

Coal 0.07%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%		5/1/2025	85,000	85,054

Commercial Services 0.23%
Global Payments, Inc.	2.65%		2/15/2025	36,000	34,311
Global Payments, Inc.	4.95%		8/15/2027	178,000	171,180
Triton Container International Ltd.†	1.15%		6/7/2024	30,000	28,876
Triton Container International Ltd.†	2.05%		4/15/2026	46,000	41,007
Total					275,374

Computers 0.45%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	130,000	116,600
Dell International LLC/EMC Corp.	4.90%		10/1/2026	146,000	142,476
Dell International LLC/EMC Corp.	6.02%		6/15/2026	239,000	239,973
Hewlett Packard Enterprise Co.	5.90%		10/1/2024	48,000	47,974
Total					547,023

Distribution/Wholesale 0.07%
LKQ Corp.†	5.75%		6/15/2028	82,000	80,167

Diversified Financial Services 3.59%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	1.75%		10/29/2024	300,000	286,104
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	6.10%		1/15/2027	156,000	155,315
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	6.50%		7/15/2025	198,000	198,294
Air Lease Corp.	4.25%		2/1/2024	19,000	18,870
Aircastle Ltd.†	5.25%		8/11/2025	113,000	110,117
Ally Financial, Inc.	1.45%		10/2/2023	23,000	23,000
Ally Financial, Inc.	3.875%		5/21/2024	232,000	227,728
Ally Financial, Inc.	5.125%		9/30/2024	272,000	267,873
Ally Financial, Inc.	5.75%		11/20/2025	103,000	100,087
American Express Co.	4.99% (SOFR + 1.00%)	#	5/1/2026	240,000	235,868

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
American Express Co.	5.282% (SOFR + 1.28%)	#	7/27/2029	$223,000	$217,481
American Express Co.	5.389% (SOFR + 0.97%)	#	7/28/2027	36,000	35,506
Aviation Capital Group LLC†	1.95%		1/30/2026	132,000	118,745
Aviation Capital Group LLC†	5.50%		12/15/2024	109,000	107,205
Aviation Capital Group LLC†	6.25%		4/15/2028	74,000	72,434
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.125%		2/21/2026	45,000	40,336
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.75%		2/21/2028	26,000	22,056
Avolon Holdings Funding Ltd. (Ireland)†(d)	3.95%		7/1/2024	250,000	244,776
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026	116,000	109,077
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%		10/1/2023	152,000	152,000
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%		5/15/2024	180,000	178,314
Avolon Holdings Funding Ltd. (Ireland)†(d)	6.375%		5/4/2028	33,000	32,455
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	127,000	119,087
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	96,000	94,255
Capital One Financial Corp.	6.034% (SOFR + 0.69%)	#	12/6/2024	240,000	237,343
LPL Holdings, Inc.†	4.625%		11/15/2027	189,000	174,818
Navient Corp.	5.875%		10/25/2024	144,000	141,874
Navient Corp.	6.125%		3/25/2024	165,000	164,268
Navient Corp.	6.75%		6/25/2025	37,000	36,485
Nuveen Finance LLC†	4.125%		11/1/2024	148,000	144,150
OneMain Finance Corp.	6.125%		3/15/2024	31,000	30,931
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%		2/15/2024	228,000	226,903
Total					4,323,755

Electric 5.13%
AES Corp.†	3.30%		7/15/2025	433,000	410,662
AES Corp.	5.45%		6/1/2028	136,000	131,389
Alexander Funding Trust†	1.841%		11/15/2023	217,000	215,578
Alexander Funding Trust II†	7.467%		7/31/2028	200,000	200,428
American Electric Power Co., Inc.	2.031%		3/15/2024	184,000	180,596
American Electric Power Co., Inc.	5.699%		8/15/2025	118,000	117,446
American Electric Power Co., Inc.	5.75%		11/1/2027	52,000	52,340
Black Hills Corp.	5.95%		3/15/2028	105,000	105,047
Calpine Corp.†	5.25%		6/1/2026	14,000	13,607
CenterPoint Energy, Inc.	5.25%		8/10/2026	128,000	126,414

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Cleco Corporate Holdings LLC	3.743%		5/1/2026	$264,000	$246,384
Constellation Energy Generation LLC	5.60%		3/1/2028	95,000	94,428
DTE Energy Co.	4.22%	(e)	11/1/2024	106,000	104,062
DTE Energy Co.	4.875%		6/1/2028	145,000	140,235
Duke Energy Corp.	2.65%		9/1/2026	51,000	46,937
Electricite de France SA (France)†(d)	5.70%		5/23/2028	201,000	199,183
Evergy Missouri West, Inc.†	5.15%		12/15/2027	182,000	177,250
Fells Point Funding Trust†	3.046%		1/31/2027	355,000	322,105
FirstEnergy Transmission LLC†	4.35%		1/15/2025	247,000	241,222
ITC Holdings Corp.†	4.95%		9/22/2027	78,000	76,048
Jersey Central Power & Light Co.†	4.70%		4/1/2024	150,000	148,650
National Grid PLC (United Kingdom)(d)	5.602%		6/12/2028	70,000	69,292
NextEra Energy Capital Holdings, Inc.	4.20%		6/20/2024	43,000	42,439
NextEra Energy Capital Holdings, Inc.	5.749%		9/1/2025	117,000	116,710
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	80,000	80,150
NextEra Energy Capital Holdings, Inc.	6.365% (SOFR + 1.02%)	#	3/21/2024	410,000	410,172
NRG Energy, Inc.†	3.75%		6/15/2024	235,000	230,190
Oncor Electric Delivery Co. LLC†	4.30%		5/15/2028	56,000	53,511
Pacific Gas & Electric Co.	1.70%		11/15/2023	73,000	72,596
Pacific Gas & Electric Co.	3.15%		1/1/2026	258,645	240,665
Pennsylvania Electric Co.†	5.15%		3/30/2026	65,000	63,815
Public Service Enterprise Group, Inc.	5.85%		11/15/2027	93,000	93,617
Southern Co.	5.113%		8/1/2027	177,000	173,590
System Energy Resources, Inc.	6.00%		4/15/2028	639,000	625,482
Vistra Operations Co. LLC†	3.55%		7/15/2024	350,000	341,424
Vistra Operations Co. LLC†	4.875%		5/13/2024	123,000	121,747
WEC Energy Group, Inc.	5.60%		9/12/2026	95,000	95,019
Total					6,180,430

Electronics 0.05%
Arrow Electronics, Inc.	6.125%		3/1/2026	58,000	57,787

Engineering & Construction 0.20%
Jacobs Engineering Group, Inc.	6.35%		8/18/2028	240,000	239,466

Entertainment 0.23%
Warnermedia Holdings, Inc.	3.638%		3/15/2025	115,000	110,950
Warnermedia Holdings, Inc.	3.788%		3/15/2025	82,000	79,206
Warnermedia Holdings, Inc.	6.412%		3/15/2026	92,000	92,023
Total					282,179

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Environmental Control 0.25%
Veralto Corp.†	5.35%	9/18/2028	$140,000	$138,485
Veralto Corp.†	5.50%	9/18/2026	161,000	160,330
Total				298,815

Food 0.41%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.25%	3/15/2026	143,000	132,601
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	127,000	120,035
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	135,000	133,858
Conagra Brands, Inc.	5.30%	10/1/2026	104,000	102,992
Total				489,486

Gas 1.02%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	254,000	240,653
CenterPoint Energy Resources Corp.	5.25%	3/1/2028	167,000	164,926
National Fuel Gas Co.	5.50%	1/15/2026	211,000	207,643
National Fuel Gas Co.	5.50%	10/1/2026	80,000	78,938
NiSource, Inc.	5.25%	3/30/2028	36,000	35,305
ONE Gas, Inc.	1.10%	3/11/2024	337,000	330,012
Southwest Gas Corp.	5.45%	3/23/2028	80,000	78,812
Southwest Gas Corp.	5.80%	12/1/2027	89,000	89,075
Total				1,225,364

Hand/Machine Tools 0.29%
Regal Rexnord Corp.†	6.05%	2/15/2026	87,000	86,069
Regal Rexnord Corp.†	6.05%	4/15/2028	273,000	265,730
Total				351,799

Health Care-Services 0.66%
Centene Corp.	2.45%	7/15/2028	130,000	109,941
Centene Corp.	4.25%	12/15/2027	270,000	249,146
Elevance Health, Inc.	4.90%	2/8/2026	57,000	55,929
HCA, Inc.	5.25%	4/15/2025	237,000	234,152
HCA, Inc.	5.25%	6/15/2026	18,000	17,627
HCA, Inc.	5.375%	2/1/2025	52,000	51,477
Humana, Inc.	5.70%	3/13/2026	78,000	77,761
Total				796,033

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Home Builders 0.10%
Lennar Corp.	4.875%		12/15/2023	$81,000	$80,730
Toll Brothers Finance Corp.	4.875%		11/15/2025	45,000	43,785
Total					124,515

Insurance 2.57%
CNO Financial Group, Inc.	5.25%		5/30/2025	119,000	116,670
CNO Global Funding†	1.75%		10/7/2026	150,000	131,843
Corebridge Global Funding†	5.75%		7/2/2026	51,000	50,412
Equitable Financial Life Global Funding†	1.40%		7/7/2025	143,000	131,423
Equitable Financial Life Global Funding†	5.45%		3/3/2028	138,000	134,914
F&G Annuities & Life, Inc.	7.40%		1/13/2028	73,000	72,931
F&G Global Funding†	0.90%		9/20/2024	59,000	55,735
F&G Global Funding†	1.75%		6/30/2026	332,000	293,343
F&G Global Funding†	2.30%		4/11/2027	114,000	99,517
F&G Global Funding†	5.15%		7/7/2025	307,000	298,163
GA Global Funding Trust†	0.80%		9/13/2024	300,000	283,345
GA Global Funding Trust†	3.85%		4/11/2025	372,000	357,584
Jackson Financial, Inc.	5.17%		6/8/2027	46,000	44,375
Jackson National Life Global Funding†	1.75%		1/12/2025	150,000	140,919
Jackson National Life Global Funding†	5.50%		1/9/2026	150,000	146,676
Jackson National Life Global Funding†	6.495% (SOFR + 1.15%)	#	6/28/2024	245,000	245,169
Kemper Corp.	4.35%		2/15/2025	44,000	42,604
Metropolitan Life Global Funding I†	4.05%		8/25/2025	150,000	145,122
Mutual of Omaha Cos Global Funding†	5.80%		7/27/2026	50,000	49,551
New York Life Global Funding†	4.70%		4/2/2026	104,000	101,926
Protective Life Global Funding†	5.209%		4/14/2026	150,000	147,029
Total					3,089,251

Internet 0.29%
Amazon.com, Inc.	4.55%		12/1/2027	173,000	169,507
Netflix, Inc.	4.375%		11/15/2026	183,000	176,620
Total					346,127

Iron-Steel 0.10%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(d)	8.75%		7/15/2026	126,000	122,814

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging 0.11%
Hyatt Hotels Corp.	1.80%	10/1/2024	$57,000	$54,704
Hyatt Hotels Corp.	5.75%	1/30/2027	81,000	80,519
Total				135,223

Machinery: Construction & Mining 0.31%
Weir Group PLC (United Kingdom)†(d)	2.20%	5/13/2026	416,000	374,022

Machinery-Diversified 0.21%
Ingersoll Rand, Inc.	5.40%	8/14/2028	185,000	182,025
Westinghouse Air Brake Technologies Corp.	4.15%	3/15/2024	69,000	68,356
Total				250,381

Media 0.20%
AMC Networks, Inc.	4.75%	8/1/2025	35,000	32,336
Charter Communications Operating LLC/Charter Communications Operating Capital	4.50%	2/1/2024	162,000	161,139
FactSet Research Systems, Inc.	2.90%	3/1/2027	52,000	47,456
Total				240,931

Mining 0.98%
Anglo American Capital PLC (United Kingdom)†(d)	3.625%	9/11/2024	200,000	195,191
First Quantum Minerals Ltd. (Canada)†(d)	7.50%	4/1/2025	200,000	199,872
Freeport Indonesia PT (Indonesia)†(d)	4.763%	4/14/2027	200,000	190,827
Freeport-McMoRan, Inc.	4.55%	11/14/2024	226,000	222,113
Glencore Funding LLC†	1.625%	4/27/2026	70,000	63,069
Glencore Funding LLC†	4.00%	3/27/2027	63,000	59,176
Glencore Funding LLC†	4.125%	3/12/2024	140,000	138,820
Glencore Funding LLC†	4.625%	4/29/2024	28,000	27,724
Glencore Funding LLC†(a)	6.125%	10/6/2028	85,000	84,895
Total				1,181,687

Miscellaneous Manufacturing 0.04%
Parker-Hannifin Corp.	3.65%	6/15/2024	53,000	52,189

Oil & Gas 4.28%
California Resources Corp.†	7.125%	2/1/2026	179,000	180,086
Callon Petroleum Co.	6.375%	7/1/2026	182,000	178,794
Chord Energy Corp.†	6.375%	6/1/2026	116,000	113,855
CNX Resources Corp.†	7.25%	3/14/2027	11,000	10,865
Continental Resources, Inc.†	2.268%	11/15/2026	294,000	260,618
Continental Resources, Inc.	3.80%	6/1/2024	241,000	237,179

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Continental Resources, Inc.	4.375%	1/15/2028	$209,000	$193,951
Crescent Energy Finance LLC†	7.25%	5/1/2026	173,000	169,724
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	99,000	97,515
Devon Energy Corp.	5.25%	10/15/2027	225,000	219,304
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	120,000	115,915
EQT Corp.†	3.125%	5/15/2026	124,000	114,845
EQT Corp.	5.70%	4/1/2028	82,000	80,447
EQT Corp.	6.125%	2/1/2025	133,000	132,669
Gulfport Energy Corp.†	8.00%	5/17/2026	173,000	173,369
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	222,000	214,664
Matador Resources Co.	5.875%	9/15/2026	208,000	200,953
Occidental Petroleum Corp.	6.375%	9/1/2028	225,000	226,891
Ovintiv, Inc.	5.375%	1/1/2026	250,000	246,586
Ovintiv, Inc.	5.65%	5/15/2025	76,000	75,593
Ovintiv, Inc.	5.65%	5/15/2028	111,000	108,647
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	145,000	130,342
PDC Energy, Inc.	5.75%	5/15/2026	338,000	337,045
Permian Resources Operating LLC†	7.75%	2/15/2026	142,000	143,050
Petroleos Mexicanos (Mexico)(d)	6.49%	1/23/2027	347,000	308,176
Petroleos Mexicanos (Mexico)(d)	6.875%	8/4/2026	113,000	104,264
Pioneer Natural Resources Co.	5.10%	3/29/2026	58,000	57,274
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†(a)	7.875%	11/1/2028	118,000	118,369
SM Energy Co.	5.625%	6/1/2025	154,000	150,865
Suncor Energy, Inc. (Canada)(d)	7.875%	6/15/2026	103,000	107,625
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	2.625%	8/15/2025	200,000	181,170
Viper Energy Partners LP†	5.375%	11/1/2027	130,000	123,275
Vital Energy, Inc.	9.50%	1/15/2025	33,000	33,300
Total				5,147,225

Oil & Gas Services 0.22%
Oceaneering International, Inc.	4.65%	11/15/2024	67,000	66,210
Welltec International ApS (Denmark)†(d)	8.25%	10/15/2026	200,000	203,720
Total				269,930

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 0.84%
Bayer U.S. Finance II LLC†	3.875%		12/15/2023	$200,000	$199,173
Bayer U.S. Finance II LLC†	4.25%		12/15/2025	300,000	288,905
Bayer U.S. Finance II LLC†	6.681% (3 mo. USD Term SOFR + 1.27%)	#	12/15/2023	425,000	425,227
Cigna Group	5.685%		3/15/2026	69,000	68,592
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(d)	4.45%		5/19/2026	25,000	24,428
Total					1,006,325

Pipelines 1.24%
Buckeye Partners LP	3.95%		12/1/2026	181,000	162,718
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	166,000	164,816
Columbia Pipelines Holding Co. LLC†	6.055%		8/15/2026	269,000	269,949
DCP Midstream Operating LP	5.375%		7/15/2025	50,000	49,376
Energy Transfer LP	5.875%		1/15/2024	189,000	188,903
ONEOK, Inc.	5.55%		11/1/2026	64,000	63,598
ONEOK, Inc.	5.65%		11/1/2028	64,000	63,195
Plains All American Pipeline LP/PAA Finance Corp.	3.60%		11/1/2024	94,000	91,486
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	100,000	99,808
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%		7/15/2027	173,000	174,507
Western Midstream Operating LP	6.35%		1/15/2029	39,000	39,117
Williams Cos., Inc.	5.30%		8/15/2028	87,000	85,153
Williams Cos., Inc.	5.40%		3/2/2026	39,000	38,710
Total					1,491,336

REITS 1.67%
American Tower Corp.	1.60%		4/15/2026	202,000	181,500
American Tower Corp.	3.60%		1/15/2028	261,000	237,081
American Tower Corp.	3.65%		3/15/2027	125,000	115,913
American Tower Corp.	5.25%		7/15/2028	82,000	79,264
American Tower Corp.	5.50%		3/15/2028	123,000	120,790
Crown Castle, Inc.	5.00%		1/11/2028	74,000	71,550
EPR Properties	4.50%		6/1/2027	70,000	62,711
EPR Properties	4.75%		12/15/2026	171,000	156,437
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	137,000	121,917
Kite Realty Group Trust	4.00%		3/15/2025	72,000	68,983
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	189,000	181,006
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	78,000	70,847
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	118,000	114,060

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024	$297,000	$295,379
Vornado Realty LP	2.15%	6/1/2026	46,000	39,138
Vornado Realty LP	3.50%	1/15/2025	97,000	92,119
Total				2,008,695

Semiconductors 0.24%
Microchip Technology, Inc.	0.972%	2/15/2024	137,000	134,495
Microchip Technology, Inc.	4.25%	9/1/2025	97,000	93,875
Qorvo, Inc.†	1.75%	12/15/2024	58,000	54,569
Total				282,939

Shipbuilding 0.10%
Huntington Ingalls Industries, Inc.	2.043%	8/16/2028	143,000	120,242

Software 0.25%
Concentrix Corp.	6.65%	8/2/2026	85,000	84,520
Oracle Corp.	2.30%	3/25/2028	104,000	90,154
Take-Two Interactive Software, Inc.	3.55%	4/14/2025	8,000	7,718
Take-Two Interactive Software, Inc.	5.00%	3/28/2026	124,000	121,710
Total				304,102

Telecommunications 0.66%
AT&T, Inc.	5.539%	2/20/2026	298,000	295,666
NBN Co. Ltd. (Australia)†(a)(d)	5.75%	10/6/2028	200,000	200,906
Sprint LLC	7.125%	6/15/2024	114,000	114,792
T-Mobile USA, Inc.	2.25%	2/15/2026	126,000	116,103
T-Mobile USA, Inc.	3.75%	4/15/2027	70,000	65,433
Total				792,900

Trucking & Leasing 0.45%
Fortress Transportation & Infrastructure Investors LLC†	6.50%	10/1/2025	118,000	116,081
Penske Truck Leasing Co. LP/PTL Finance Corp.†	6.05%	8/1/2028	239,000	236,179
SMBC Aviation Capital Finance DAC (Ireland)†(d)	5.45%	5/3/2028	200,000	193,460
Total				545,720
Total Corporate Bonds (cost $71,149,931)				69,391,920

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(f) 3.10%

Aerospace 0.04%
Mileage Plus Holdings LLC 2020 Term Loan B	10.798% (3 mo. USD Term SOFR + 5.25%)	#	6/21/2027	$42,188	$43,894

Chemicals 0.15%
Starfruit Finco BV 2018 USD Term Loan B (Netherlands)(d)	8.427% (1 mo. USD Term SOFR + 3.00%)		10/1/2025	179,243	179,467

Diversified Financial Services 0.30%
Setanta Aircraft Leasing Designated Activity Co. Term Loan B (Ireland)(d)	–	(b)	11/5/2028	181,654	363,593

Energy 0.14%
Buckeye Partners LP 2021 Term Loan B	7.666% (1 mo. USD Term SOFR + 2.25%)		11/1/2026	163,992	164,067

Entertainment 0.14%
Stars Group Holdings BV 2018 USD Incremental Term Loan (Netherlands)(d)	7.902% (3 mo. USD Term SOFR + 2.25%)		7/21/2026	174,362	174,471

Food 0.15%
U.S. Foods, Inc. 2019 Term Loan B	7.431% (1 mo. USD Term SOFR + 2.00%)		9/13/2026	179,559	179,759

Health Care Services 0.13%
HCA, Inc. 2021 Term Loan A	6.791% (1 mo. USD Term SOFR + 1.38%)		6/30/2026	154,501	154,405

Internet 0.26%
Imperva, Inc. 1st Lien Term Loan	–	(b)	1/12/2026	113,349	113,704
MH Sub I LLC 2017 1st Lien Term Loan	–	(b)	9/13/2024	199,000	199,361
Total					313,065

Leisure Time 0.05%
Carnival Corp. 2023 Term Loan B	8.327% (1 mo. USD Term SOFR + 3.00%)		8/8/2027	54,863	54,817

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Lodging 0.24%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	7.17% (1 mo. USD Term SOFR + 1.75%)		6/22/2026	$291,646	$291,879

Media 0.59%
Charter Communications Operating LLC 2019 Term Loan B1	7.116% (3 mo. USD Term SOFR + 1.75%)		4/30/2025	708,905	710,234

Pharmaceuticals 0.29%
Horizon Therapeutics USA, Inc. 2021 Term Loan B2	7.184% (1 mo. USD Term SOFR + 1.75%)		3/15/2028	346,573	346,691

REITS 0.52%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.416% (1 mo. USD Term SOFR + 1.00%)		1/31/2025	628,665	626,308

Retail 0.10%
KFC Holding Co. 2021 Term Loan B	7.195% (1 mo. USD Term SOFR + 1.75%)		3/15/2028	125,678	125,812
Total Floating Rate Loans (cost $3,735,272)					3,728,462

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.06%
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(g)	1/16/2048	2,302	1,997
Government National Mortgage Association Series 2014-78 Class IO	0.007%	#(g)	3/16/2056	10,780	19
Government National Mortgage Association Series 2017-23 Class AB	2.60%		12/16/2057	12,037	10,204
Government National Mortgage Association Series 2017-44 Class AD	2.65%		11/17/2048	9,350	8,681
Government National Mortgage Association Series 2017-53 Class B	2.75%		3/16/2050	29,258	25,118
Government National Mortgage Association Series 2017-61 Class A	2.60%		8/16/2058	14,692	13,010
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	19,007	15,948
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $86,262)					74,977

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.04%
Federal Home Loan Mortgage Corp.	4.142% (1Yr. RFUCCT + 1.89%)	#	12/1/2040	$2,264	$2,241
Federal Home Loan Mortgage Corp.	4.801% (1Yr. RFUCCT + 1.84%)	#	6/1/2042	1,654	1,670
Federal Home Loan Mortgage Corp.	5.058% (1Yr. RFUCCT + 1.80%)	#	6/1/2041	3,974	4,053
Federal National Mortgage Association	4.287% (1Yr. RFUCCT + 1.81%)	#	4/1/2040	4,638	4,723
Federal National Mortgage Association	4.341% (1Yr. RFUCCT + 1.81%)	#	12/1/2040	263	269
Federal National Mortgage Association	4.356% (1Yr. RFUCCT + 1.82%)	#	12/1/2040	548	560
Federal National Mortgage Association	4.603% (1Yr. RFUCCT + 1.78%)	#	10/1/2036	8,622	8,781
Federal National Mortgage Association	4.887% (1Yr. RFUCCT + 1.79%)	#	3/1/2042	1,786	1,819
Federal National Mortgage Association	5.498% (1Yr. RFUCCT + 1.81%)	#	1/1/2042	9,065	9,273
Federal National Mortgage Association	5.518% (1Yr. RFUCCT + 1.60%)	#	10/1/2045	878	900
Federal National Mortgage Association	5.574% (1Yr. RFUCCT + 1.80%)	#	10/1/2040	131	134
Federal National Mortgage Association	5.844% (1Yr. RFUCCT + 1.72%)	#	6/1/2042	1,562	1,591
Federal National Mortgage Association	6.423% (1Yr. RFUCCT + 1.60%)	#	12/1/2045	5,405	5,539
Federal National Mortgage Association	6.603% (1Yr. RFUCCT + 1.60%)	#	12/1/2045	1,012	1,034
Total Government Sponsored Enterprises Pass-Throughs (cost $43,489)					42,587

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.45%
Atrium Hotel Portfolio Trust Series 2017-ATRM Class A†	6.56% (1 mo. USD Term SOFR + 1.23%)	#	12/15/2036	96,889	91,656
BBCMS Mortgage Trust Series 2018-TALL Class A†	6.252% (1 mo. USD Term SOFR + 0.92%)	#	3/15/2037	200,000	185,409
BB-UBS Trust Series 2012-TFT Class A†	2.892%		6/5/2030	70,882	62,420
BB-UBS Trust Series 2012-TFT Class B†	3.678%	#(g)	6/5/2030	100,000	76,250
BB-UBS Trust Series 2012-TFT Class C†	3.678%	#(g)	6/5/2030	100,000	66,500
BX Commercial Mortgage Trust Series 2019-XL Class A†	6.367% (1 mo. USD Term SOFR + 1.03%)	#	10/15/2036	124,179	123,865

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	6.297% (1 mo. USD Term SOFR + 0.96%)	#	11/15/2038	$240,000	$235,696
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.135% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	445,700	435,842
BX Trust Series 2022-LBA6 Class A†	6.332% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	610,000	596,996
BX Trust Series 2022-PSB Class A†	7.783% (1 mo. USD Term SOFR + 2.45%)	#	8/15/2039	178,524	178,698
BXHPP Trust Series 2021-FILM Class A†	6.097% (1 mo. USD Term SOFR + 0.76%)	#	8/15/2036	280,000	264,176
BXHPP Trust Series 2021-FILM Class B†	6.347% (1 mo. USD Term SOFR + 1.01%)	#	8/15/2036	160,000	147,495
BXP Trust Series 2017-CQHP Class A†	6.23% (1 mo. USD Term SOFR + 0.90%)	#	11/15/2034	43,000	40,654
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA	1.217%	#(g)	11/10/2049	173,912	4,337
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA	0.786%	#(g)	12/10/2054	170,225	2,873
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class AAB	2.944%		2/10/2048	1,971	1,941
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA	0.448%	#(g)	6/10/2048	862,950	4,002
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XB1†	0.249%	#(g)	9/10/2047	2,000,000	2,642
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class A4	3.532%		8/10/2047	12,267	12,022
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047	184,000	180,460
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class XA†	0.515%	#(g)	7/10/2050	60,250	288
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA	1.497%	#(g)	8/10/2049	45,780	1,247
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†	0.686%	#(g)	9/15/2037	978,382	7,179
Credit Suisse Mortgage Capital Certificates Trust Series 2017-PFHP Class A†	6.33% (1 mo. USD Term SOFR + 1.00%)	#	12/15/2030	50,000	47,694

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust Series 2021-ADV Class A†	6.848% (1 mo. USD Term SOFR + 1.51%)	#	7/15/2038	$100,000	$88,649
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM3 Class A1†	1.015%	#(g)	4/25/2066	51,005	41,533
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA	2.022%	#(g)	1/15/2049	600,091	20,996
DBJPM Mortgage Trust Series 2016-C3 Class XA	1.564%	#(g)	8/10/2049	159,258	5,033
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	7,165	6,679
DBWF Mortgage Trust Series 2016-85T Class XA†	0.116%	#(g)	12/10/2036	3,140,000	4,686
EQUS Mortgage Trust Series 2021-EQAZ Class B†	6.548% (1 mo. USD Term SOFR + 1.21%)	#	10/15/2038	99,998	97,387
Federal Home Loan Mortgage Corp. STACR REMIC Notes Series 2023-DNA2 Class M1A†	7.415% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	264,632	267,393
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA3 Class M1†	6.165% (30 day USD SOFR Average + 0.85%)	#	9/25/2041	93,804	91,811
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA4 Class M1A†	7.515% (30 day USD SOFR Average + 2.20%)	#	5/25/2042	216,615	219,005
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA3 Class M1A†	7.615% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	214,852	218,353
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.515% (30 day USD SOFR Average + 1.20%)	#	1/25/2042	151,566	150,644
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.865% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	249,023	253,819

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.715% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	$268,222	$272,978
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.815% (30 day USD SOFR Average + 2.50%)	#	4/25/2043	136,001	137,629
Fontainebleau Miami Beach Trust Series 2019-FBLU Class A†	3.144%		12/10/2036	100,000	95,577
GS Mortgage Securities Corp. Trust Series 2017-GPTX Class A†	2.856%		5/10/2034	100,000	70,000
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class A†	6.697% (1 mo. USD Term SOFR + 1.36%)	#	11/15/2036	380,000	370,129
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.598% (1 mo. USD Term SOFR + 1.26%)	#	5/15/2026	100,000	88,465
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	11.348% (1 mo. USD Term SOFR + 6.01%)	#	5/15/2026	100,000	55,772
GS Mortgage Securities Corp. Trust Series2017-485L Class XB†	0.244%	#(g)	2/10/2037	1,590,000	7,301
GS Mortgage Securities Trust Series 2014-GC18 Class A4	4.074%		1/10/2047	151,000	150,061
GS Mortgage Securities Trust Series 2015-GS1 Class XB	0.326%	#(g)	11/10/2048	1,082,000	4,782
HMH Trust Series 2017-NSS Class A†	3.062%		7/5/2031	100,000	93,035
HMH Trust Series 2017-NSS Class B†	3.343%		7/5/2031	100,000	94,905
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	100,000	94,407
HMH Trust Series 2017-NSS Class D†	4.723%		7/5/2031	100,000	92,219
HONO Mortgage Trust Series 2021-LULU Class A†	6.598% (1 mo. USD Term SOFR + 1.26%)	#	10/15/2036	100,000	96,138
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†	1.417%	#(g)	8/5/2034	1,000,000	168
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	200,000	73,800
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA	0.71%	#(g)	12/15/2049	772,084	10,641

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA	1.131%	#(g)	9/15/2050	$876,711	$23,007
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.83% (1 mo. USD Term SOFR + 1.50%)	#	4/15/2031	90,000	69,480
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	7.53% (1 mo. USD Term SOFR + 2.20%)	#	4/15/2031	24,000	15,960
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.93% (1 mo. USD Term SOFR + 2.60%)	#	4/15/2031	18,000	11,070
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-MKST Class E†	7.947% (1 mo. USD Term SOFR + 2.61%)	#	12/15/2036	420,000	85,026
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class XA	1.066%	#(g)	1/15/2048	603,918	4,080
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA	0.564%	#(g)	7/15/2048	685,750	4,258
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class XA†	1.51%	#(g)	1/5/2034	3,332,000	2,325
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-ACE Class XA†	0.467%	#(g)	1/10/2037	9,368,548	41,969
KIND Trust Series 2021-KIND Class A†	6.397% (1 mo. USD Term SOFR + 1.06%)	#	8/15/2038	158,852	153,484
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.627% (1 mo. USD Term SOFR + 1.30%)	#	5/15/2039	150,000	147,507
LoanCore Issuer Ltd. Series 2019-CRE3 Class AS†	6.817% (1 mo. USD Term SOFR + 1.48%)	#	4/15/2034	5,866	5,814
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†	1.837%	#(g)	3/10/2049	513,489	8,295
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	68,208	66,755
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4	4.02%	#(g)	8/15/2046	30,718	30,570
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA	0.682%	#(g)	7/15/2050	349,518	2,323
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA	1.409%	#(g)	11/15/2049	783,387	22,903

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB	3.626%		12/15/2048	$4,652	$4,527
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB	1.017%	#(g)	8/15/2049	1,000,000	22,433
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	4,998	4,764
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.737% (1 mo. USD Term SOFR + 1.40%)	#	3/15/2039	300,000	296,554
One New York Plaza Trust Series 2020-1NYP Class A†	6.398% (1 mo. USD Term SOFR + 1.06%)	#	1/15/2036	100,000	95,166
Palisades Center Trust Series 2016-PLSD Class A†	2.713%		4/13/2033	10,000	5,840
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	77,000	3,614
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	6.384% (1 mo. USD Term SOFR + 1.06%)	#	7/25/2036	106,039	104,057
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†	0.456%	#(g)	2/15/2041	4,149,000	67,098
Shops at Crystals Trust Series 2016-CSTL Class XB†	0.328%	#(g)	7/5/2036	1,000,000	5,482
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.333% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	300,000	292,501
Verus Securitization Trust Series 2020-4 Class A1†	1.502%	(e)	5/25/2065	22,952	20,951
Verus Securitization Trust Series 2021-R2 Class A1†	0.918%	#(g)	2/25/2064	32,109	27,391
Verus Securitization Trust Series 2021-R3 Class A1†	1.02%	#(g)	4/25/2064	41,907	36,840
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB	0.096%	#(g)	6/15/2048	2,000,000	1,643
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class XA	0.797%	#(g)	9/15/2048	806,968	7,268
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA	1.854%	#(g)	8/15/2049	897,503	31,678
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,688,943)					7,766,970

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 2.55%
U.S. Treasury Inflation-Indexed Notes(h)	0.25%	1/15/2025	$779,541	$749,877
U.S. Treasury Notes	4.00%	6/30/2028	2,379,000	2,315,762
Total U.S. Treasury Obligations (cost $3,135,795)				3,065,639
Total Long-Term Investments (cost $117,828,595)				114,616,337

SHORT-TERM INVESTMENTS 5.67%

COMMERCIAL PAPER 2.29%

Finance 0.43%
Brookfield Infrastructure Holdings Canada, Inc.	6.485%	10/5/2023	519,000	518,732

Health Care-Services 0.50%
CommonSpirit Health	6.348%	10/4/2023	603,000	602,792

Oil & Gas 0.97%
Marathon Oil Corp.†	6.036%	10/2/2023	1,163,000	1,163,000

Retail 0.39%
Bayer Corp.†	6.372%	7/8/2024	500,000	476,503
Total Commercial Paper (cost $2,761,034)				2,761,027

Repurchase Agreements 1.56%
Repurchase Agreement dated 9/29/2023, 5.200% due 10/2/2023 with Barclays Capital, Inc. collateralized by $1,630,000 of U.S. Treasury Note at 4.750% due 7/31/2025; value: $1,631,426; proceeds: $1,600,131 (cost $1,599,438)			1,599,438	1,599,438
Repurchase Agreement dated 9/29/2023, 2.800% due 10/2/2023 with Fixed Income Clearing Corp. collateralized by $293,800 of U.S. Treasury Note at 3.625% due 5/15/2026; value: $288,607; proceeds: $282,983 (cost $282,917)			282,917	282,917
Total Repurchase Agreements (cost $1,882,355)				1,882,355

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 1.82%
U.S. Treasury Bills (Cost $2,183,314)	Zero Coupon	1/9/2024	2,216,000	2,183,732
Total Short-Term Investments (cost $6,826,703)				6,827,114
Total Investments in Securities 100.88% (cost $124,655,298)				121,443,451
Other Assets and Liabilities – Net(i) (0.88)%				(1,061,837)
Net Assets 100.00%				$120,381,614

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $60,091,222, which represents 49.92% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
(a)	Securities purchased on a when-issued basis.
(b)	Interest Rate to be determined.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	Step Bond – Security with a predetermined schedule of interest rate changes.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2023.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at September 30, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.079%	CPI Urban Consumer NSA	7/15/2024	$299,000	$1,062
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	299,000	860
Goldman Sachs	2.399%	CPI Urban Consumer NSA	10/4/2023	602,340	4,971
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	600,000	2,068
Goldman Sachs	2.744%	CPI Urban Consumer NSA	1/15/2024	299,000	4,340
Goldman Sachs	2.750%	CPI Urban Consumer NSA	3/24/2024	600,000	2,814
Goldman Sachs	4.145%	CPI Urban Consumer NSA	4/15/2024	581,000	17,021
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$33,136

Futures Contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2023	103	Short	$(10,940,254)	$(10,852,016)	$88,238

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2023	247	Long	$50,180,068	$50,069,602	$(110,466)

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME PORTFOLIO September 30, 2023

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$15,900,355	$250,000	$16,150,355
Remaining Industries	–	14,395,427	–	14,395,427
Corporate Bonds	–	69,391,920	–	69,391,920
Floating Rate Loans	–	3,728,462	–	3,728,462
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	74,977	–	74,977
Government Sponsored Enterprises Pass-Throughs	–	42,587	–	42,587
Non-Agency Commercial Mortgage-Backed Securities	–	7,766,970	–	7,766,970
U.S. Treasury Obligations	–	3,065,639	–	3,065,639
Short-Term Investments
Commercial Paper	–	2,761,027	–	2,761,027
U.S. Treasury Obligations	–	2,183,732	–	2,183,732
Repurchase Agreements	–	1,882,355	–	1,882,355
Total	$–	$121,193,451	$250,000	$121,443,451
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$33,136	$–	$33,136
Liabilities	–	–	–	–
Futures Contracts
Assets	88,238	–	–	88,238
Liabilities	(110,466)	–	–	(110,466)
Total	$(22,228)	$33,136	$–	$10,908

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 116.23%

ASSET-BACKED SECURITIES 15.96%

Automobiles 6.19%
Avid Automobile Receivables Trust Series 2019-1 Class C†	3.14%	7/15/2026	$52,465	$52,414
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	2,130,000	2,067,907
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	1,500,000	1,449,612
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	3,210,000	3,210,873
CPS Auto Receivables Trust Series 2019-B Class E†	5.00%	3/17/2025	306,880	306,222
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	2,380,000	2,391,542
First Investors Auto Owner Trust Series 2021-1A Class E†	3.35%	4/15/2027	1,000,000	936,055
Flagship Credit Auto Trust Series 2018-3 Class E†	5.28%	12/15/2025	1,425,000	1,415,809
Flagship Credit Auto Trust Series 2018-4 Class E†	5.51%	3/16/2026	1,675,000	1,663,418
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	2,010,000	1,980,472
Flagship Credit Auto Trust Series 2023-3 Class C†	6.01%	7/16/2029	1,570,000	1,556,935
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	2,750,000	2,722,502
Ford Credit Auto Lease Trust Series 2023-A Class B	5.29%	6/15/2026	1,505,000	1,480,836
Ford Credit Auto Lease Trust Series 2023-B Class D	6.97%	6/15/2028	1,660,000	1,659,308
GM Financial Automobile Leasing Trust Series 2022-2 Class A2	2.93%	10/21/2024	547,397	545,739
Santander Consumer Auto Receivables Trust Series 2020-BA Class C†	1.29%	4/15/2026	2,081,000	2,052,580
Santander Consumer Auto Receivables Trust Series 2021-AA Class E†	3.28%	3/15/2027	1,386,000	1,272,129
Santander Drive Auto Receivables Trust Series 2020-3 Class D	1.64%	11/16/2026	1,809,015	1,769,720
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	1,009,000	981,189
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	2,310,000	2,251,934
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	2,470,000	2,491,120
Westlake Automobile Receivables Trust Series 2020-3A Class E†	3.34%	6/15/2026	1,450,000	1,408,356
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	885,000	875,184
Total				36,541,856

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 0.79%
American Express Credit Account Master Trust Series 2023-4 Class A	5.15%		9/16/2030	$4,655,000	$4,634,646

Other 8.97%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	1,630,000	1,622,614
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	1,015,000	1,017,048
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.797% (1 mo. USD Term SOFR + 1.46%)	#	11/15/2036	1,523,500	1,503,999
ARES XL CLO Ltd. Series 2016-40A Class A1RR†	6.44% (3 mo. USD Term SOFR + 1.13%)	#	1/15/2029	541,200	540,363
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	2,765,000	2,755,408
Bain Capital Credit CLO Ltd. Series 2019-2A Class AR†	6.67% (3 mo. USD LIBOR + 1.10%)	#	10/17/2032	1,690,000	1,679,053
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†	10.423% (3 mo. USD Term SOFR + 5.00%)	#	10/21/2036	1,330,000	1,330,000
Ballyrock CLO Ltd. Series 2023-23A Class A1†	6.971% (3 mo. USD Term SOFR + 1.98%)	#	4/25/2036	1,950,000	1,958,234
Barings CLO Ltd. Series 2019-3A Class A1R†	6.658% (3 mo. USD Term SOFR + 1.33%)	#	4/20/2031	1,000,000	998,259
BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1†	6.732% (3 mo. USD Term SOFR + 1.41%)	#	4/19/2034	1,370,000	1,354,301
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A Class A1A2†	6.753% (3 mo. USD Term SOFR + 1.44%)	#	1/14/2032	765,554	764,736
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.668% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2031	1,330,000	1,327,557
Carlyle U.S. CLO Ltd. Series 2021-1A Class A1†	6.71% (3 mo. USD Term SOFR + 1.40%)	#	4/15/2034	2,860,000	2,846,457
CIFC Funding Ltd. Series 2014-5A Class A1R2†	6.77% (3 mo. USD Term SOFR + 1.46%)	#	10/17/2031	640,000	638,572

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
GoldenTree Loan Opportunities X Ltd. Series 2015-10A Class AR†	6.708% (3 mo. USD Term SOFR + 1.38%)	#	7/20/2031	$750,000	$749,969
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	1,840,000	1,643,844
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031	1,400,000	1,210,891
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.863% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	1,350,000	1,328,062
Logan CLO I Ltd. Series 2021-1A Class A†	6.748% (3 mo. USD Term SOFR + 1.42%)	#	7/20/2034	1,040,000	1,036,191
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.507% (3 mo. USD Term SOFR + 1.16%)	#	7/23/2029	1,682,998	1,679,856
Madison Park Funding XXI Ltd. Series 2016-21A Class AARR†	6.65% (3 mo. USD Term SOFR + 1.34%)	#	10/15/2032	520,000	518,032
Magnetite VII Ltd. Series 2012-7A Class A1R2†	6.37% (3 mo. USD Term SOFR + 1.06%)	#	1/15/2028	1,128,784	1,128,191
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.888% (3 mo. USD Term SOFR + 1.56%)	#	4/20/2033	1,134,614	1,126,639
Mariner Finance Issuance Trust Series 2021-BA Class E†	4.68%		11/20/2036	650,000	505,316
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	991,931	979,647
ME Funding LLC Series 2019-1 Class A2†	6.448%		7/30/2049	1,615,075	1,585,099
Mountain View CLO LLC Series 2017-1A Class AR†	6.66% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029	658,537	659,209
Neuberger Berman Loan Advisers CLO 35 Ltd. Series 2019-35A Class A1†	6.922% (3 mo. USD Term SOFR + 1.60%)	#	1/19/2033	660,000	660,332
OCP CLO Ltd. Series 2014-7A Class A1RR†	6.708% (3 mo. USD Term SOFR + 1.38%)	#	7/20/2029	1,076,357	1,074,735
OCP CLO Ltd. Series 2019-17A Class A1R†	6.628% (3 mo. USD Term SOFR + 1.30%)	#	7/20/2032	1,250,000	1,243,892

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	$2,745,000	$2,371,161
SCF Equipment Leasing LLC Series 2019-2A Class B†	2.76%		8/20/2026	1,442,000	1,414,936
SCF Equipment Leasing LLC Series 2019-2A Class C†	3.11%		6/21/2027	1,110,000	1,070,246
SCF Equipment Leasing LLC Series 2021-1A Class D†	1.93%		9/20/2030	1,369,000	1,236,230
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,935,150	1,732,546
Signal Peak CLO 8 Ltd. Series 2020-8A Class A†	6.858% (3 mo. USD Term SOFR + 1.53%)	#	4/20/2033	2,004,915	1,994,940
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	728,062	576,937
TCW CLO Ltd. Series 2022-1A Class A1†	6.686% (3 mo. USD Term SOFR + 1.34%)	#	4/22/2033	1,500,000	1,488,212
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2†	6.572% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030	1,151,740	1,148,528
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†(a)	–	(b)	10/20/2034	1,180,000	1,180,000
Voya CLO Ltd. Series 2018-2A Class A1†	6.57% (3 mo. USD Term SOFR + 1.26%)	#	7/15/2031	1,220,000	1,219,134
Total					52,899,376

Student Loan 0.01%
Towd Point Asset Trust Series 2018-SL1 Class A†	6.034% (1 mo. USD Term SOFR + 0.71%)	#	1/25/2046	74,777	74,556
Total Asset-Backed Securities (cost $96,582,859)					94,150,434

CORPORATE BONDS 49.68%

Aerospace/Defense 0.66%
Bombardier, Inc. (Canada)†(c)	6.00%		2/15/2028	941,000	854,631
L3Harris Technologies, Inc.	5.40%		7/31/2033	1,993,000	1,916,585
TransDigm, Inc.	4.625%		1/15/2029	639,000	558,802
Triumph Group, Inc.	7.75%		8/15/2025	571,000	543,110
Total					3,873,128

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture 1.55%
BAT Capital Corp.	3.222%		8/15/2024	$1,937,000	$1,889,323
BAT Capital Corp.	6.343%		8/2/2030	1,065,000	1,049,546
Cargill, Inc. †	4.00%		6/22/2032	2,907,000	2,599,468
Philip Morris International, Inc.	5.625%		11/17/2029	1,700,000	1,681,521
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	2,000,000	1,917,709
Total					9,137,567

Airlines 0.41%
American Airlines, Inc.†	7.25%		2/15/2028	632,000	604,885
Azul Secured Finance LLP†	11.93%		8/28/2028	290,000	287,575
British Airways Pass-Through Trust (United Kingdom)†(c)	4.25%		5/15/2034	1,048,472	942,362
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)	7.875%		5/1/2027	656,000	565,888
Total					2,400,710

Apparel 0.09%
PVH Corp.	7.75%		11/15/2023	561,000	560,315

Auto Manufacturers 0.54%
Ford Motor Co.	3.25%		2/12/2032	2,007,000	1,548,688
Hyundai Capital America†	1.80%		10/15/2025	1,025,000	942,878
Hyundai Capital America†	5.80%		6/26/2025	711,000	708,288
Total					3,199,854

Banks 15.31%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	800,000	589,446
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	2,633,000	2,205,118
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	2,100,000	1,651,447
Bank of America Corp.	3.458% (3 mo. USD Term SOFR + 1.23%)	#	3/15/2025	1,455,000	1,435,783
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	3,996,000	3,662,324
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%)	#	4/26/2034	1,059,000	977,245
BankUnited, Inc.	5.125%		6/11/2030	1,140,000	961,277
Barclays PLC (United Kingdom)(c)	3.932% (3 mo. USD LIBOR + 1.61%)	#	5/7/2025	2,200,000	2,166,857
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%)	#	6/9/2026	1,914,000	1,786,636
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033	1,296,000	1,151,308

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	2.666% (SOFR + 1.15%)	#	1/29/2031	$816,000	$662,182
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	2,186,000	2,038,875
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	4,576,000	4,111,885
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	605,000	596,547
Citizens Bank NA	4.119% (SOFR + 1.40%)	#	5/23/2025	1,375,000	1,329,658
Danske Bank AS (Denmark)†(c)	3.773% (1 yr. CMT + 1.45%)	#	3/28/2025	2,812,000	2,770,592
Danske Bank AS (Denmark)†(c)	4.375%		6/12/2028	200,000	184,680
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	1,570,000	1,567,731
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%)	#	9/27/2025	1,271,000	1,211,301
HSBC Holdings PLC (United Kingdom)(c)	3.803% (3 mo. USD Term SOFR + 1.47%)	#	3/11/2025	1,218,000	1,203,158
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033	1,782,000	1,676,871
JPMorgan Chase & Co.	2.739% (3 mo. USD Term SOFR + 1.51%)	#	10/15/2030	2,124,000	1,777,275
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%)	#	5/1/2028	2,477,000	2,278,920
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	1,015,000	945,835
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	2,186,000	2,147,837
Lloyds Banking Group PLC (United Kingdom)(c)	3.90%		3/12/2024	1,533,000	1,517,821
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034	978,000	846,484
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030	516,000	420,395
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%)	#	6/23/2032	2,044,000	1,568,063
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD LIBOR + 1.73%)	#	3/27/2029	1,931,000	1,810,486
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.541% (1 yr. CMT + 1.50%)	#	4/17/2026	760,000	753,626
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	2,077,000	1,566,444
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	1,088,000	791,111
Morgan Stanley	4.21% (SOFR + 1.61%)	#	4/20/2028	912,000	857,834
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	5,916,000	5,475,089

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
NatWest Group PLC (United Kingdom)(c)	4.269% (3 mo. USD LIBOR + 1.76%)	#	3/22/2025	$2,512,000	$2,485,445
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	808,000	784,390
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	1,205,000	1,229,560
Royal Bank of Canada (Canada)(c)	6.00%		11/1/2027	1,456,000	1,467,459
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	987,000	862,554
Toronto-Dominion Bank (Canada)(c)	4.456%		6/8/2032	800,000	717,904
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	907,000	799,171
U.S. Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	2,235,000	1,946,920
UBS AG (Switzerland)(c)	5.125%		5/15/2024	1,399,000	1,381,093
UBS Group AG (Switzerland)†(c)	1.364% (1 yr. CMT + 1.08%)	#	1/30/2027	1,127,000	1,001,759
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	1,717,000	1,499,319
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027	869,000	833,577
UBS Group AG (Switzerland)†(c)	4.988% (1 yr. CMT + 2.40%)	#	8/5/2033	2,000,000	1,789,847
UBS Group AG (Switzerland)†(c)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027	662,000	653,814
UBS Group AG (Switzerland)†(c)	6.373% (SOFR + 3.34%)	#	7/15/2026	2,400,000	2,392,136
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%)	#	8/11/2028	2,000,000	1,999,149
Wachovia Corp.	7.574%(d)		8/1/2026	660,000	685,631
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	1,422,000	1,335,524
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	5,043,000	4,424,186
Wells Fargo & Co.	2.406% (3 mo. USD Term SOFR + 1.09%)	#	10/30/2025	1,573,000	1,507,947
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	1,349,000	1,091,031
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028	1,873,000	1,715,729
Wells Fargo & Co.	5.389% (SOFR + 2.02%)	#	4/24/2034	1,069,000	999,824
Total					90,302,110

Beverages 0.34%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	2,121,000	1,990,201

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Biotechnology 0.06%
Baxalta, Inc.	4.00%	6/23/2025	$375,000	$363,890

Building Materials 0.40%
Eco Material Technologies, Inc.†	7.875%	1/31/2027	615,000	587,011
Griffon Corp.	5.75%	3/1/2028	648,000	588,944
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	645,000	596,207
Standard Industries, Inc.†	4.375%	7/15/2030	677,000	561,398
Total				2,333,560

Chemicals 0.92%
Celanese U.S. Holdings LLC	6.05%	3/15/2025	2,042,000	2,035,188
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028	649,000	583,930
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	2,351,000	2,108,298
Rain Carbon, Inc.†	12.25%	9/1/2029	645,000	677,250
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	14,000	13,595
Total				5,418,261

Coal 0.15%
SunCoke Energy, Inc.†	4.875%	6/30/2029	1,043,000	887,551

Commercial Services 0.55%
Adani Ports & Special Economic Zone Ltd. (India)(c)	4.00%	7/30/2027	670,000	566,034
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Luxembourg)†(c)	4.625%	6/1/2028	702,000	583,777
Garda World Security Corp. (Canada)†(c)	7.75%	2/15/2028	595,000	583,908
Global Payments, Inc.	4.95%	8/15/2027	1,579,000	1,518,504
Total				3,252,223

Computers 0.13%
Leidos, Inc.	5.75%	3/15/2033	825,000	791,345

Cosmetics/Personal Care 0.19%
Haleon U.S. Capital LLC	3.625%	3/24/2032	1,343,000	1,152,436

Diversified Financial Services 2.69%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%	1/16/2024	523,000	520,957
Air Lease Corp.	5.85%	12/15/2027	1,473,000	1,454,207
Aircastle Ltd.†	2.85%	1/26/2028	1,114,000	946,303
Aviation Capital Group LLC†	1.95%	1/30/2026	812,000	730,465
Aviation Capital Group LLC†	5.50%	12/15/2024	1,928,000	1,896,247

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Aviation Capital Group LLC†	6.375%		7/15/2030	$1,471,000	$1,425,738
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	2,161,000	1,937,024
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	1,300,000	1,222,412
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.25%		5/15/2024	2,137,000	2,116,983
LPL Holdings, Inc.†	4.00%		3/15/2029	1,291,000	1,126,981
Navient Corp.	4.875%		3/15/2028	645,000	547,441
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	913,000	856,491
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	677,000	504,474
OneMain Finance Corp.	5.375%		11/15/2029	700,000	587,090
Total					15,872,813

Electric 4.48%
AEP Texas, Inc.	5.40%		6/1/2033	731,000	697,764
AES Corp.†	3.95%		7/15/2030	1,138,000	982,191
Alfa Desarrollo SpA (Chile)†(c)	4.55%		9/27/2051	1,184,563	810,830
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028	1,118,000	1,043,421
Calpine Corp.†	5.125%		3/15/2028	670,000	597,361
Constellation Energy Generation LLC	6.25%		10/1/2039	1,303,000	1,264,378
Duke Energy Corp.	4.50%		8/15/2032	2,578,000	2,320,831
Duke Energy Indiana LLC	5.40%		4/1/2053	712,000	652,674
Electricite de France SA (France)†(c)	6.25%		5/23/2033	1,871,000	1,874,738
Eskom Holdings SOC Ltd. (South Africa)(c)	6.35%		8/10/2028	634,000	578,698
Indiana Michigan Power Co.	5.625%		4/1/2053	717,000	677,977
Indianapolis Power & Light Co.†	5.65%		12/1/2032	2,543,000	2,496,893
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	1,535,000	1,369,604
National Grid PLC (United Kingdom)(c)	5.809%		6/12/2033	1,858,000	1,806,724
NRG Energy, Inc.†	4.45%		6/15/2029	537,000	466,140
Oklahoma Gas & Electric Co.	5.40%		1/15/2033	2,346,000	2,272,543
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(c)	3.00%		6/30/2030	1,390,000	1,141,012
Southern Co.	4.475%	(d)	8/1/2024	2,400,000	2,365,933
Vistra Operations Co. LLC†	3.55%		7/15/2024	3,061,000	2,985,995
Total					26,405,707

Engineering & Construction 0.35%
Cellnex Finance Co. SA (Spain)†(c)	3.875%		7/7/2041	1,687,000	1,170,339
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028	1,040,000	903,682
Total					2,074,021

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment 0.38%
Cinemark USA, Inc.†	5.875%	3/15/2026	$627,000	$602,698
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	609,000	541,124
Warnermedia Holdings, Inc.	3.788%	3/15/2025	1,114,000	1,076,044
Total				2,219,866

Environmental Control 0.16%
Veralto Corp.†	5.45%	9/18/2033	963,000	932,074

Food 0.20%
NBM U.S. Holdings, Inc.	7.00%	5/14/2026	611,000	606,397
Post Holdings, Inc.†	4.625%	4/15/2030	675,000	578,846
Total				1,185,243

Gas 0.78%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	704,000	545,231
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	1,443,000	1,301,900
National Fuel Gas Co.	5.50%	1/15/2026	1,622,000	1,596,190
Southwest Gas Corp.	4.05%	3/15/2032	1,373,000	1,186,988
Total				4,630,309

Hand/Machine Tools 0.22%
Regal Rexnord Corp.†	6.05%	2/15/2026	1,336,000	1,321,704

Health Care-Products 0.70%
GE HealthCare Technologies, Inc.	5.65%	11/15/2027	2,613,000	2,609,863
Revvity, Inc.	0.85%	9/15/2024	1,605,000	1,525,604
Total				4,135,467

Health Care-Services 2.15%
Centene Corp.	2.45%	7/15/2028	810,000	685,016
Centene Corp.	3.375%	2/15/2030	3,543,000	2,959,138
Centene Corp.	4.25%	12/15/2027	869,000	801,883
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	760,000	578,730
Elevance Health, Inc.	2.25%	5/15/2030	2,100,000	1,709,663
Elevance Health, Inc.	5.50%	10/15/2032	1,327,000	1,307,169
Humana, Inc.	1.35%	2/3/2027	1,608,000	1,401,707
Humana, Inc.	5.875%	3/1/2033	2,041,000	2,030,572
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	630,000	610,807
Tenet Healthcare Corp.	6.125%	10/1/2028	629,000	591,059
Total				12,675,744

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance 0.76%
Assurant, Inc.	2.65%	1/15/2032	$595,000	$435,875
GA Global Funding Trust†	3.85%	4/11/2025	1,689,000	1,623,546
Metropolitan Life Global Funding I†	4.05%	8/25/2025	444,000	429,562
Metropolitan Life Global Funding I†	5.15%	3/28/2033	910,000	862,747
New York Life Global Funding†	4.55%	1/28/2033	1,214,000	1,114,194
Total				4,465,924

Internet 0.66%
Netflix, Inc.	6.375%	5/15/2029	2,364,000	2,443,447
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	1,660,000	1,471,278
Total				3,914,725

Iron-Steel 0.09%
U.S. Steel Corp.	6.875%	3/1/2029	531,000	522,528

Leisure Time 0.11%
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	688,000	637,388

Lodging 0.10%
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	669,000	593,885

Machinery-Diversified 0.44%
Chart Industries, Inc.†	9.50%	1/1/2031	579,000	615,883
nVent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	2,097,000	1,965,210
Total				2,581,093

Media 0.49%
DISH Network Corp.†	11.75%	11/15/2027	567,000	572,070
FactSet Research Systems, Inc.	3.45%	3/1/2032	2,105,000	1,745,879
Nexstar Media, Inc.†	4.75%	11/1/2028	695,000	576,095
Total				2,894,044

Mining 0.60%
Antofagasta PLC (Chile)(c)	5.625%	5/13/2032	400,000	381,673
Corp. Nacional del Cobre de Chile (Chile)†(c)	5.125%	2/2/2033	700,000	645,819
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	1,046,000	861,993
Freeport Indonesia PT (Indonesia)(c)	6.20%	4/14/2052	690,000	578,914
Glencore Funding LLC†	4.875%	3/12/2029	1,115,000	1,057,267
Total				3,525,666

Miscellaneous Manufacturing 0.10%
LSB Industries, Inc.†	6.25%	10/15/2028	646,000	585,945

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas 3.94%
Antero Resources Corp.†	7.625%		2/1/2029	$1,160,000	$1,176,606
Callon Petroleum Co.†	8.00%		8/1/2028	633,000	634,467
CITGO Petroleum Corp.†	8.375%		1/15/2029	618,000	617,608
Civitas Resources, Inc.†	8.375%		7/1/2028	1,169,000	1,190,919
Comstock Resources, Inc.†	6.75%		3/1/2029	666,000	613,421
Continental Resources, Inc.†	5.75%		1/15/2031	4,100,000	3,853,490
Crescent Energy Finance LLC†	9.25%		2/15/2028	876,000	895,193
Diamondback Energy, Inc.	3.125%		3/24/2031	2,136,000	1,780,711
Earthstone Energy Holdings LLC†	8.00%		4/15/2027	609,000	623,872
Ecopetrol SA (Colombia)(c)	8.625%		1/19/2029	612,000	614,930
EQT Corp.	7.00%		2/1/2030	3,141,000	3,234,966
Occidental Petroleum Corp.	6.625%		9/1/2030	2,364,000	2,397,900
Ovintiv, Inc.	6.50%		2/1/2038	1,193,000	1,143,332
PBF Holding Co. LLC/PBF Finance Corp.	6.00%		2/15/2028	658,000	621,208
Petroleos Mexicanos (Mexico)(c)	6.70%		2/16/2032	2,172,000	1,614,284
Transocean, Inc.†	8.00%		2/1/2027	922,000	888,435
Valaris Ltd.†	8.375%		4/30/2030	591,000	591,960
Vital Energy, Inc.	9.50%		1/15/2025	151,000	152,371
Vital Energy, Inc.	10.125%		1/15/2028	577,000	588,763
Total					23,234,436

Packaging & Containers 0.20%
LABL, Inc.†	9.50%		11/1/2028	575,000	590,094
Mauser Packaging Solutions Holding Co.†	7.875%		8/15/2026	598,000	577,597
Total					1,167,691

Pharmaceuticals 1.91%
BellRing Brands, Inc.†	7.00%		3/15/2030	577,000	568,913
Cigna Group	2.40%		3/15/2030	2,832,000	2,326,789
CVS Health Corp.	1.75%		8/21/2030	1,631,000	1,255,910
CVS Health Corp.	3.25%		8/15/2029	3,857,000	3,376,288
CVS Health Corp.	5.05%		3/25/2048	1,112,000	924,739
Horizon Therapeutics USA, Inc.†	5.50%		8/1/2027	375,000	385,312
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(c)	4.75%		5/19/2033	2,601,000	2,459,710
Total					11,297,661

Pipelines 1.64%
Buckeye Partners LP	9.627% (3 mo. USD LIBOR + 4.02%)	#	1/22/2078	688,000	565,653

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Cheniere Energy Partners LP	3.25%	1/31/2032	$692,000	$550,765
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	845,000	822,319
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	846,000	720,549
EIG Pearl Holdings Sarl (Luxembourg)†(c)	3.545%	8/31/2036	1,650,000	1,340,569
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%	9/30/2040	1,813,000	1,325,280
Kinder Morgan Energy Partners LP	4.25%	9/1/2024	1,360,000	1,338,271
NGPL PipeCo LLC†	3.25%	7/15/2031	1,170,000	931,709
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	1,512,000	1,502,870
Venture Global LNG, Inc.†	8.375%	6/1/2031	593,000	583,537
Total				9,681,522

REITS 1.61%
American Tower Corp.	2.40%	3/15/2025	949,000	900,169
American Tower Corp.	2.95%	1/15/2025	497,000	477,874
American Tower Corp.	3.80%	8/15/2029	2,800,000	2,492,682
American Tower Corp.	5.55%	7/15/2033	733,000	699,268
Crown Castle, Inc.	2.10%	4/1/2031	1,001,000	764,443
Crown Castle, Inc.	3.30%	7/1/2030	2,308,000	1,949,726
EPR Properties	4.95%	4/15/2028	732,000	649,284
Service Properties Trust	7.50%	9/15/2025	588,000	578,360
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024	1,000,000	994,541
Total				9,506,347

Retail 0.30%
Bayer Corp.†	6.65%	2/15/2028	670,000	690,057
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028	538,000	554,476
Macy’s Retail Holdings LLC†	5.875%	4/1/2029	617,000	540,828
Total				1,785,361

Semiconductors 0.14%
Broadcom, Inc.†	4.15%	4/15/2032	983,000	853,639

Software 1.00%
Cloud Software Group, Inc.†	6.50%	3/31/2029	679,000	601,146
Intuit, Inc.	5.50%	9/15/2053	723,000	694,187
Oracle Corp.	2.875%	3/25/2031	2,024,000	1,654,155
Oracle Corp.	6.25%	11/9/2032	1,800,000	1,823,217
Workday, Inc.	3.80%	4/1/2032	1,290,000	1,106,520
Total				5,879,225

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Telecommunications 1.98%
AT&T, Inc.	4.30%	2/15/2030	$2,000,000	$1,821,836
AT&T, Inc.	5.40%	2/15/2034	2,238,000	2,095,505
Frontier Communications Holdings LLC†	5.00%	5/1/2028	1,379,000	1,179,138
Sprint Capital Corp.	6.875%	11/15/2028	520,000	537,353
Sprint Capital Corp.	8.75%	3/15/2032	1,713,000	1,983,185
T-Mobile USA, Inc.	3.50%	4/15/2025	853,000	823,279
T-Mobile USA, Inc.	3.875%	4/15/2030	3,200,000	2,836,316
Viasat, Inc.†	5.625%	9/15/2025	428,000	395,864
Total				11,672,476

Trucking & Leasing 0.20%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	1,314,000	1,192,687
Total Corporate Bonds (cost $312,924,538)				293,108,342

FLOATING RATE LOANS(e) 0.76%

Lodging 0.25%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	7.17% (1 mo. USD Term SOFR + 1.75%)	6/22/2026	1,489,229	1,490,420

Media 0.41%
Charter Communications Operating LLC 2019 Term Loan B1	7.116% (3 mo. USD Term SOFR + 1.75%)	4/30/2025	1,490,093	1,492,888
Charter Communications Operating LLC 2019 Term Loan B2	7.116% (3 mo. USD Term SOFR + 1.75%)	2/1/2027	893,023	893,081
Total				2,385,969

Utilities 0.10%
Vistra Operations Co. LLC 1st Lien Term Loan B3	7.181% (1 mo. USD Term SOFR + 1.75%)	12/31/2025	584,987	585,443
Total Floating Rate Loans (cost $4,462,782)				4,461,832

FOREIGN GOVERNMENT OBLIGATIONS(c) 5.80%

Bahrain 0.10%
Bahrain Government International Bonds†	6.75%	9/20/2029	600,000	591,155

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Canada 2.51%
CDP Financial, Inc.†	4.25%		7/25/2028	$3,424,000	$3,313,975
Province of Ontario	3.05%		1/29/2024	11,611,000	11,513,816
Total					14,827,791

Costa Rica 0.20%
Costa Rica Government International Bonds†	6.55%		4/3/2034	1,200,000	1,169,811

Japan 0.32%
Japan Bank for International Cooperation	4.625%		7/19/2028	1,936,000	1,902,541

Mexico 0.24%
Mexico Government International Bonds	4.875%		5/19/2033	1,560,000	1,400,972

Panama 0.17%
Panama Government International Bonds	2.252%		9/29/2032	1,358,000	986,260

Senegal 0.09%
Senegal Government International Bonds†	6.25%		5/23/2033	640,000	514,675

South Africa 0.09%
Republic of South Africa Government International Bonds	5.875%		4/20/2032	645,000	550,250

Sweden 1.98%
Svensk Exportkredit AB	4.875%		9/14/2026	7,908,000	7,875,180
Svensk Exportkredit AB(a)	4.875%		10/4/2030	3,818,000	3,788,063
Total					11,663,243

Turkey 0.10%
Turkey Government International Bonds	4.25%		4/14/2026	670,000	614,725
Total Foreign Government Obligations (cost $34,653,593)					34,221,423

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.59%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	1,648,000	1,345,718
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(f)	8/25/2032	2,510,000	2,133,582
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $3,675,330)					3,479,300

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.32%
Federal Home Loan Mortgage Corp.	2.50%		11/1/2050 – 7/1/2051	$3,252,023	$2,612,857
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	1,031,944	912,313
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	2,608,818	2,414,093
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 – 8/1/2052	5,554,412	5,280,219
Federal National Mortgage Association	2.00%		6/1/2051 – 11/1/2051	5,776,697	4,430,825
Federal National Mortgage Association	2.50%		8/1/2050 – 5/1/2052	28,715,475	23,196,521
Federal National Mortgage Association	3.00%		12/1/2048 – 1/1/2051	4,541,118	3,832,824
Federal National Mortgage Association	3.50%		7/1/2045 – 4/1/2052	3,794,996	3,320,399
Federal National Mortgage Association	4.00%		5/1/2052 – 6/1/2052	4,374,586	3,942,044
Federal National Mortgage Association	4.887% (1 Yr. RFUCCT + 1.79%)	#	3/1/2042	80,359	81,854
Federal National Mortgage Association	5.00%		7/1/2052 – 8/1/2052	3,934,524	3,742,929
Government National Mortgage Association(g)	3.00%		TBA	8,750,000	7,418,359
Government National Mortgage Association(g)	3.50%		TBA	1,525,000	1,336,162
Government National Mortgage Association(g)	4.00%		TBA	5,367,000	4,839,315
Government National Mortgage Association(g)	4.50%		TBA	7,832,000	7,239,228
Government National Mortgage Association(g)	5.00%		TBA	14,878,000	14,102,103
Government National Mortgage Association(g)	5.50%		TBA	16,357,000	15,873,318
Government National Mortgage Association(g)	6.00%		TBA	14,480,000	14,340,401
Government National Mortgage Association(g)	6.50%		TBA	8,440,000	8,482,859
Uniform Mortgage-Backed Security(g)	2.00%		TBA	1,917,000	1,460,065
Uniform Mortgage-Backed Security(g)	3.00%		TBA	2,115,000	1,751,732
Uniform Mortgage-Backed Security(g)	4.00%		TBA	2,967,000	2,644,571
Uniform Mortgage-Backed Security(g)	5.00%		TBA	5,528,000	5,333,610
Uniform Mortgage-Backed Security(g)	5.50%		TBA	6,909,000	6,763,451
Uniform Mortgage-Backed Security(g)	6.00%		TBA	11,205,000	11,153,780
Uniform Mortgage-Backed Security(g)	6.50%		TBA	4,657,000	4,677,306
Total Government Sponsored Enterprises Pass-Throughs (cost $168,363,722)					161,183,138

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.41%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(f)	12/25/2059	$58,461	$54,518
Bank Series 2022-BNK44 Class A5	5.937%	#(f)	11/15/2055	550,000	545,416
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.403% (1 mo. USD Term SOFR + 1.07%)	#	11/15/2034	655,000	507,675
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.757% (1 mo. USD Term SOFR + 1.42%)	#	11/15/2034	288,000	171,759
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.879% (1 mo. USD Term SOFR + 1.55%)	#	7/15/2035	1,080,000	1,067,204
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	1,130,000	1,100,100
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(f)	3/25/2060	1,343,781	1,234,717
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.135% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	421,460	412,138
Chase Home Lending Mortgage Trust Series 2023-1 Class A2†	6.00%	#(f)	6/25/2054	790,000	782,681
CIM Trust Series 2021-J3 Class A1†	2.50%	#(f)	6/25/2051	2,097,139	1,592,945
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class D†	2.85%		2/10/2049	1,250,000	479,235
COMM Mortgage Trust Series 2014-CR17 Class AM	4.174%		5/10/2047	1,460,000	1,401,208
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(f)	7/10/2048	1,228,000	1,153,761
Commercial Mortgage Pass-Through Certificates Series 2014-CR17 Class A5	3.977%		5/10/2047	1,000,000	984,731
Credit Suisse Mortgage Capital Certificates Series 2020-SPT1 Class A1†	1.616%	(d)	4/25/2065	34,013	33,709
CSMC Trust Series 2020-AFC1 Class A1†	2.24%	#(f)	2/25/2050	182,157	167,955
EQUS Mortgage Trust Series 2021-EQAZ Class A†	6.202% (1 mo. USD Term SOFR + 0.87%)	#	10/15/2038	560,989	548,289
Federal Home Loan Mortgage Corp. STACR REMIC Notes Series 2022-HQA2 Class M1A†	7.965% (30 day USD SOFR Average + 2.65%)	#	7/25/2042	902,587	922,742

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMIC Notes Series 2023-DNA2 Class M1A†	7.415% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	$1,487,412	$1,502,934
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-DNA3 Class M2†	7.415% (30 day USD SOFR Average + 2.10%)	#	10/25/2033	1,290,000	1,294,008
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-DNA6 Class M2†	6.815% (30 day USD SOFR Average + 1.50%)	#	10/25/2041	1,427,000	1,408,317
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-DNA7 Class M2†	7.115% (30 day USD SOFR Average + 1.80%)	#	11/25/2041	1,000,000	978,192
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA3 Class M1A†	7.615% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	1,804,760	1,834,166
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02 Class 2M2†	7.315% (30 day USD SOFR Average + 2.00%)	#	11/25/2041	790,000	778,402
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M2†	8.865% (30 day USD SOFR Average + 3.55%)	#	5/25/2043	850,000	890,831
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	6.865% (30 day USD SOFR Average + 1.55%)	#	10/25/2041	820,000	819,020
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.615% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	1,104,081	1,119,688
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(f)	6/25/2051	1,458,265	1,107,669
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(f)	8/25/2051	1,338,251	1,016,509
GCAT Trust Series 2023-NQM1 Class A1†	4.25%	#(f)	10/25/2057	2,290,215	2,048,595
Great Wolf Trust Series 2019-WOLF Class A†	6.481% (1 mo. USD Term SOFR + 1.15%)	#	12/15/2036	3,216,000	3,201,266

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	10.098% (1 mo. USD Term SOFR + 4.76%)	#	5/15/2026	$1,230,000	$735,800
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(f)	7/25/2051	1,100,189	835,682
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(f)	1/25/2052	1,709,696	1,301,312
GS Mortgage-Backed Securities Trust Series 2023-PJ1 Class A4†	3.50%	#(f)	2/25/2053	1,208,337	999,263
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.649% (1 mo. USD Term SOFR + 1.32%)	#	11/15/2035	542,000	520,583
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(f)	4/25/2052	1,170,942	889,424
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(f)	5/25/2052	1,105,076	880,115
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(f)	8/25/2052	808,952	640,244
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA	0.682%	#(f)	7/15/2050	13,980,717	92,905
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(f)	1/26/2060	69,660	62,727
PFP Ltd. Series 2023-10 Class A†	7.696% (1 mo. USD Term SOFR + 2.36%)	#	9/16/2038	1,050,000	1,052,950
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.965% (30 day USD SOFR Average + 1.65%)	#	1/25/2037	1,856,154	1,840,492
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(f)	1/26/2060	30,437	28,915
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(f)	2/25/2050	15,359	14,264
Starwood Mortgage Residential Trust Series 2020-3 Class A1†	1.486%	#(f)	4/25/2065	355,022	328,874
Verus Securitization Trust Series 2020-1 Class A1†	2.417%	(d)	1/25/2060	108,485	102,672
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(d)	5/25/2065	451,594	416,543
Verus Securitization Trust Series 2021-2 Class A1†	1.031%	#(f)	2/25/2066	929,615	779,076
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(f)	4/25/2065	248,959	223,079

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class D†	4.087%	#(f)	7/15/2046	$364,000	$72,608
Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(f)	9/25/2051	957,544	728,524
Total Non-Agency Commercial Mortgage-Backed Securities (cost $46,513,615)					43,706,432

U.S. TREASURY OBLIGATIONS 8.71%
U.S. Treasury Bonds	1.125%		8/15/2040	14,449,000	8,219,562
U.S. Treasury Bonds	2.25%		5/15/2041	3,113,000	2,137,147
U.S. Treasury Bonds	4.125%		8/15/2053	8,193,000	7,438,988
U.S. Treasury Bonds(h)	4.375%		8/15/2043	8,343,000	7,785,062
U.S. Treasury Inflation-Indexed Notes(i)	0.375%		7/15/2025	6,333,103	6,063,959
U.S. Treasury Notes	3.875%		8/15/2033	7,177,000	6,782,265
U.S. Treasury Notes	4.375%		8/15/2026	3,349,800	3,308,451
U.S. Treasury Notes	5.00%		8/31/2025	9,698,000	9,679,059
Total U.S. Treasury Obligations (cost $53,633,451)					51,414,493
Total Long-Term Investments (cost $720,809,890)					685,725,394

SHORT-TERM INVESTMENTS 2.86%

Repurchase Agreements 1.30%
Repurchase Agreement dated 9/29/2023, 5.300% due 10/2/2023 with Barclays Capital, Inc. collateralized by $8,286,000 of U.S. Treasury Bond at 4.375% due 8/15/2043; value: $7,838,970; proceeds: $7,688,659 (cost $7,685,265)				7,685,265	7,685,265

U.S. TREASURY OBLIGATIONS 1.56%
U.S. Treasury Bills (Cost $9,161,858)	Zero Coupon		12/5/2023	9,250,000	9,162,655
Total Short-Term Investments (cost $16,847,123)					16,847,920
Total Investments in Securities 119.09% (cost $737,657,013)					702,573,314
Other Assets and Liabilities – Net(j) (19.09)%					(112,619,941)
Net Assets 100.00%					$589,953,373

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2023

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $229,666,416, which represents 38.93% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
(a)	Securities purchased on a when-issued basis.
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2023.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Security has been fully or partially segregated for open reverse repurchase agreements as of September 30,2023.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at September 30, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.NA.HY.40(4)(5)	Goldman Sachs	5.00%		6/20/2028	$6,047,000	$65,354	$29,426	$94,780

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $29,426. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

Futures Contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Bond	December 2023	444	Short	$(50,880,672)	$(49,533,750)	$1,346,922
U.S. 5-Year Treasury Note	December 2023	181	Short	(19,221,229)	(19,070,047)	151,182
Total Unrealized Appreciation on Futures Contracts						$1,498,104

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2023	306	Long	$62,155,144	$62,029,547	$(125,597)
U.S. Long Bond	December 2023	189	Long	22,656,363	21,504,657	(1,151,706)
U.S. Ultra Treasury Bond	December 2023	284	Long	35,896,842	33,707,250	(2,189,592)
Total Unrealized Depreciation on Futures Contracts						$(3,466,895)

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN PORTFOLIO September 30, 2023

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value(2)
Barclays Capital Inc.	$7,685,989	$8,401,563 principal, U.S. Treasury Bond at 4.375%, due 8/15/2043, $7,839,709 fair value	(0.80%)	09/30/2023	10/2/2023	$7,685,647

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $342.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$94,150,434	$–	$94,150,434
Corporate Bonds	–	293,108,342	–	293,108,342
Floating Rate Loans	–	4,461,832	–	4,461,832
Foreign Government Obligations	–	34,221,423	–	34,221,423
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	3,479,300	–	3,479,300
Government Sponsored Enterprises Pass-Throughs	–	161,183,138	–	161,183,138
Non-Agency Commercial Mortgage-Backed Securities	–	43,706,432	–	43,706,432
U.S. Treasury Obligations	–	51,414,493	–	51,414,493
Short-Term Investments
U.S. Treasury Obligations	–	9,162,655	–	9,162,655
Repurchase Agreements	–	7,685,265	–	7,685,265
Total	$–	$702,573,314	$–	$702,573,314
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$94,780	$–	$94,780
Liabilities	–	–	–	–
Futures Contracts
Assets	1,498,104	–	–	1,498,104
Liabilities	(3,466,895)	–	–	(3,466,895)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(7,685,647)	–	(7,685,647)
Total	$(1,968,791)	$(7,590,867)	$–	$(9,559,658)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	127

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Developing Growth Portfolio (“Developing Growth”), Dividend Growth Portfolio (“Dividend Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuation and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Options and options on swaps (“swaptions”) are valued daily using

128

Notes to Schedule of Investments (unaudited)(continued)

independent pricing services or quotations from broker/dealers to the extent available. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

129

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2023, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Developing Growth Portfolio	$120,529	$125,920
Growth Opportunities Portfolio	685,334	735,788

130

QPHR-SERIES-3Q.

(11/23)